UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2018
Schwab Bond Funds

Schwab Intermediate-Term
Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund
Schwab® U.S. Aggregate
Bond Index Fund
Schwab® Short-Term
Bond Index Fund

This page is intentionally left blank.

Five ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2018
Schwab Intermediate-Term Bond Fund (Ticker Symbol: SWIIX)	-2.19%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	-1.95%
Fund Category: Morningstar Intermediate-Term Bond[1]	-1.79%
Performance Details	page 7

Schwab GNMA Fund (Ticker Symbol: SWGSX)	-2.27%
Bloomberg Barclays GNMA Index	-1.98%
Fund Category: Morningstar Intermediate Government[1]	-2.39%
Performance Details	page 8

Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-1.23%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-1.22%
Fund Category: Morningstar Inflation Protected Bond[1]	-0.88%
Performance Details	page 9

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-2.23%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.18%
Fund Category: Morningstar Intermediate-Term Bond[1]	-1.79%
Performance Details	page 10

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	-1.34%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	-1.30%
Fund Category: Morningstar Short-Term Bond[1]	-0.50%
Performance Details	page 11

Minimum Initial Investment[2]	$ 100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — © 2016 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, “Bloomberg”) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Please see prospectus for further detail and eligibility requirements. There is no minimum initial investment for Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors’ ability to follow the investing principle “ignore the noise” was put to the test in February. Amid inflation fears and concerns about higher interest rates, bond yields soared and stocks slid for two weeks, with some U.S. and European indices dropping around 10%. While markets have since recovered much of the lost ground, bond prices have continued to languish in anticipation of higher inflation and more interest rate hikes by the Federal Reserve this year. No one can predict what comes next, of course, but we may continue to see increased market volatility—especially in equity markets, where volatility has been unusually low.
During times of higher volatility, it can be tempting to veer from your financial plan. But these split-second decisions may prove costly over time. Bond prices are difficult to forecast, and they also tend to react differently to rising interest rates depending on where they fall on the maturity spectrum.
With this in mind, now may be an opportune time to check in on your investments to make sure they are adequately diversified. At Charles Schwab Investment Management, we seek to help our investors build better portfolios by offering a range of foundational products, including an array of fixed-income funds. Whether you’re looking for income from bonds or want to track a certain bond index, we have a strong lineup of bond funds designed to serve investors’ various asset class needs and risk appetites.
We’re here to serve our shareholders over the long-term—with funds that can simplify your investment decisions and help you implement your financial plan. We appreciate that you have chosen Charles Schwab Investment Management, and we look forward to continue helping you achieve your financial goals.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Whether you’re looking for income from bonds or want to track a certain bond index, we have a strong lineup of bond funds designed to serve investors’ various asset class needs and risk appetites.”
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

Over the six-month reporting period ended February 28, 2018, most fixed-income markets generated negative returns as yields generally rose (bond prices and bond yields move in opposite directions). Equity markets across the globe continued to rally amid strong global growth and potential U.S. tax cuts, generally reducing demand for perceived safer fixed-income securities. Meanwhile, the Federal Reserve (Fed) began unwinding its approximately $4.5 trillion balance sheet and raised the federal funds rate in December. Market volatility spiked in February amid fears surrounding rising inflation and the pace of future short-term interest rate increases. In this environment, the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.18%, while the Bloomberg Barclays GNMA Index and the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index returned -1.98% and -1.30%, respectively. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) also turned in a negative performance and returned -1.22% for the reporting period, while the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index returned -1.95%.
The Fed continued to tighten U.S. monetary policy over the six-month reporting period. After announcing plans earlier in the year to begin reducing the size of its balance sheet, the Fed followed through with these plans in October by allowing securities to mature without reinvesting the proceeds. The Fed also continued the process of normalizing short-term interest rates. Signaling continued confidence in the global recovery, the Fed raised the federal funds rate by 0.25% in December to a range of 1.25% to 1.50%. This increase was generally anticipated, and as of the end of the reporting period, market expectations implied approximately three short-term interest rate hikes in 2018. The minutes from the Fed’s January meeting provided support for these expectations, indicating that “substantial underlying economic momentum,” combined with factors such as tax cuts and a positive global outlook, could sustain additional short-term interest rate increases in 2018.
During the six-month reporting period, many central banks outside the U.S. maintained generally accommodative monetary policies, though several took steps to reign in some stimulative measures. In Europe, the Bank of England raised interest rates in November for the first time in 10 years amid rising consumer prices, noting that another hike could come as soon as May 2018. The European Central Bank (ECB) announced plans to maintain its bond buying program through at least September 2018 as inflation forecasts stayed below targeted levels. However, the ECB also began scaling down its bond purchases in early 2018. In Asia, the Bank of Japan left monetary policy unchanged for the entirety of the reporting period, keeping interest rates negative and continuing to slowly reduce its bond buying as part of its yield curve management program. Though bond yields remained relatively low in the U.S. by historical
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

standards, these policy stances from central banks overseas generally kept yields on international bonds even lower than those on U.S. Treasuries.
The U.S. economy continued to improve over the reporting period, as did many other economies around the globe. The U.S. employment picture continued to brighten and consumer sentiment remained at high levels, despite falling slightly in the second half of the reporting period. Gross domestic product (GDP) came in at 2.6% in the fourth quarter of 2017 and increased to 2.3% for all of 2017 (compared to 1.5% in 2016)1, and economic fundamentals, including corporate profits, were strong throughout the reporting period. Outside the U.S., a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers for the eurozone, with notable gains from Germany and France. Increasing exports and rising consumption resulted in an eighth straight quarter of growth for Japan in the fourth quarter of 2017, the longest stretch in 28 years.
Overall, U.S. bond yields generally rose over the six-month reporting period. Short-term yields rose in response to the federal funds rate hike in December and continued to rise amid increasing market expectations for additional hikes in 2018. Meanwhile, longer-term yields, which are driven by inflation expectations and growth forecasts, were relatively stable through the end of 2017 and then rose in early 2018 as more concrete signs of inflation materialized in January and February.
[1]	U.S. Bureau of Economic Analysis.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager. He has worked in the fixed-income securities industry since 1992.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund and Schwab Short-Term Bond Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Intermediate-Term Bond Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term Bond Fund (10/31/07)	-2.19%	-0.36%	1.04%	3.09%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	-1.95%	0.10%	1.39%	3.17%
Fund Category: Morningstar Intermediate-Term Bond[4]	-1.79%	0.86%	1.67%	3.72%
Fund Expense Ratios[5]: Net 0.45%; Gross 0.63%

Yields1
30-Day SEC Yield[2]	2.37%
30-Day SEC Yield-No Waiver[6]	2.19%
12-Month Distribution Yield[2]	2.00%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[9]	5.5 Yrs
Weighted Average Duration[9]	4.4 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 7.2% of net assets on February 28, 2018.
[9]	See Glossary for definitions of maturity and duration.
[10]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab GNMA Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab GNMA Fund (3/3/03)	-2.27%	-1.01%	0.95%	2.92%
Bloomberg Barclays GNMA Index	-1.98%	-0.41%	1.37%	3.42%
Fund Category: Morningstar Intermediate Government[4]	-2.39%	-0.67%	0.73%	2.75%
Fund Expense Ratios[5]: Net 0.55%; Gross 0.62%

Yields1
30-Day SEC Yield[2]	2.11%
30-Day SEC Yield-No Waiver[6]	2.03%
12-Month Distribution Yield[2]	2.63%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[9]	8.2 Yrs
Weighted Average Duration[9]	5.2 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.6% of net assets on February 28, 2018.
[9]	See Glossary for definitions of maturity and duration.
[10]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-1.23%	-0.19%	-0.26%	2.43%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-1.22%	-0.18%	-0.11%	2.81%
Fund Category: Morningstar Inflation Protected Bond[3]	-0.88%	-0.06%	-0.35%	2.32%
Fund Expense Ratio[4]: 0.05%

Yields1
30-Day SEC Yield	-0.16%
12-Month Distribution Yield	2.03%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type5

Weighted Average Maturity[6]	8.2 Yrs
Weighted Average Duration[6]	7.5 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — © 2016 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, “Bloomberg”) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-2.23%	0.36%	0.58%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.18%	0.51%	0.87%
Fund Category: Morningstar Intermediate-Term Bond[2]	-1.79%	0.86%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	2.85%
12-Month Distribution Yield	2.54%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	8.4 Yrs
Weighted Average Duration[6]	6.0 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — © 2016 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, “Bloomberg”) and Bloomberg’s licensors, including Barclay’s, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab U.S. Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.7% of net assets on February 28, 2018.
[6]	See Glossary for definitions of maturity and duration.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	-1.34%	-0.13%	-0.10%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	-1.30%	0.02%	0.11%
Fund Category: Morningstar Short-Term Bond[2]	-0.50%	0.72%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	2.44%
12-Month Distribution Yield	1.71%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[5]	2.9 Yrs
Weighted Average Duration[5]	2.7 Yrs
By Credit Quality6

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — © 2016 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, “Bloomberg”) and Bloomberg’s licensors, including Barclay’s, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Short-Term Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	See Glossary for definitions of maturity and duration.
[6]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses, if applicable.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2017 and held through February 28, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/17	Ending Account Value (Net of Expenses) at 2/28/18	Expenses Paid During Period 9/1/17-2/28/18[2]
Schwab Intermediate-Term Bond Fund
Actual Return	0.45%	$1,000.00	$ 978.10	$2.21
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26
Schwab GNMA Fund
Actual Return	0.55%	$1,000.00	$ 977.30	$2.70
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$ 987.70	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$ 977.70	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$ 986.60	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Intermediate-Term Bond Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$10.13	$10.36	$10.19	$10.25	$10.06	$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.17 [1]	0.17 [1]	0.17 [1]	0.18	0.15
Net realized and unrealized gains (losses)	(0.31)	(0.13)	0.21	(0.02)	0.21	(0.32)
Total from investment operations	(0.22)	0.04	0.38	0.15	0.39	(0.17)
Less distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.19)	(0.20)	(0.20)	(0.20)
Distributions from net realized gains	—	(0.08)	(0.02)	(0.01)	(0.00) [2]	(0.18)
Total distributions	(0.10)	(0.27)	(0.21)	(0.21)	(0.20)	(0.38)
Net asset value at end of period	$9.81	$10.13	$10.36	$10.19	$10.25	$10.06
Total return	(2.19%) [3]	0.40%	3.80%	1.47%	3.95%	(1.68%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.45%	0.46% [5]	0.45%	0.45%	0.51% [6],[7]
Gross operating expenses	0.63% [4]	0.63%	0.64%	0.62%	0.64%	0.63%
Net investment income (loss)	1.86% [4]	1.68%	1.63%	1.66%	1.73%	1.48%
Portfolio turnover rate[8]	80% [3]	163%	199%	127% [9]	177%	288%
Net assets, end of period (x 1,000,000)	$305	$326	$356	$345	$370	$353

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
The expense ratio would have been 0.45%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
6
Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
7
The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
8
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
9
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 158% using previous methodology.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 21.4% of net assets

Financial Institutions 10.2%
Banking 8.5%
American Express Co.
3.63%, 12/05/24 (b)	750,000	751,439
American Express Credit Corp.
2.20%, 03/03/20 (b)	500,000	494,093
Bank of America Corp.
3.30%, 01/11/23 (g)	1,750,000	1,746,043
3.42%, 12/20/28 (a)(b)(c)(o)	1,000,000	959,059
Barclays PLC
2.75%, 11/08/19	500,000	497,389
Capital One Financial Corp.
3.05%, 03/09/22 (b)	750,000	738,434
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	988,634
3.88%, 10/25/23	1,000,000	1,019,192
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	250,187
HSBC Holdings PLC
5.10%, 04/05/21	750,000	791,170
4.25%, 03/14/24	750,000	760,476
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	999,853
JPMorgan Chase & Co.
4.63%, 05/10/21	350,000	366,908
3.30%, 04/01/26 (b)	500,000	485,405
3.54%, 05/01/28 (a)(b)(o)	1,250,000	1,220,641
Lloyds Bank PLC
2.70%, 08/17/20	1,250,000	1,238,480
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	250,000	251,970
Mizuho Financial Group, Inc.
2.95%, 02/28/22	400,000	393,169
3.55%, 03/05/23	750,000	750,000
Morgan Stanley
5.63%, 09/23/19	500,000	521,305
2.50%, 04/21/21	1,000,000	983,332
5.00%, 11/24/25	500,000	532,878
PNC Bank NA
2.55%, 12/09/21 (b)	1,000,000	981,110
Regions Bank
7.50%, 05/15/18	1,000,000	1,010,472
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	550,000	551,403
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	750,000	737,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	746,359
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	497,932
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	98,795
The Bank of Nova Scotia
2.70%, 03/07/22	500,000	490,480
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.70%, 09/09/18 (c)	1,000,000	1,001,408
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (b)	1,500,000	1,476,003
3.00%, 04/26/22 (b)	500,000	493,196
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	982,867
		25,807,212
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	250,108
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (b)	873,000	882,418
Air Lease Corp.
3.63%, 04/01/27 (b)	250,000	239,245
		1,121,663
Insurance 0.7%
American International Group, Inc.
3.75%, 07/10/25 (b)	1,000,000	996,756
Humana, Inc.
3.95%, 03/15/27 (b)	650,000	649,415
MetLife, Inc.
7.72%, 02/15/19	500,000	524,102
		2,170,273
REITs 0.6%
AvalonBay Communities, Inc.
3.50%, 11/15/24 (b)	500,000	502,757
Government Properties Income Trust
4.00%, 07/15/22 (b)	500,000	500,527
ProLogis LP
3.75%, 11/01/25 (b)	500,000	509,266

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regency Centers LP
3.60%, 02/01/27 (b)	350,000	337,204
		1,849,754
		31,199,010

Industrial 10.2%
Basic Industry 0.8%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (b)	200,000	196,815
Newmont Mining Corp.
3.50%, 03/15/22 (b)	1,000,000	1,003,437
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	352,662
Southern Copper Corp.
5.38%, 04/16/20	500,000	522,765
The Mosaic Co.
3.25%, 11/15/22 (b)	250,000	245,479
4.05%, 11/15/27 (b)	250,000	244,266
		2,565,424
Capital Goods 0.7%
Eagle Materials, Inc.
4.50%, 08/01/26 (b)	1,000,000	1,025,000
Fortive Corp.
3.15%, 06/15/26 (b)	500,000	484,376
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	350,000	349,288
Northrop Grumman Corp.
2.08%, 10/15/20	135,000	132,291
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	250,000	245,631
		2,236,586
Communications 1.4%
AT&T, Inc.
2.38%, 11/27/18 (g)	200,000	200,054
3.90%, 08/14/27 (b)	500,000	497,516
4.10%, 02/15/28 (b)(c)	648,000	636,393
4.30%, 02/15/30 (b)(c)	510,000	498,723
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	503,817
4.46%, 07/23/22 (b)	250,000	256,028
Crown Castle International Corp.
4.88%, 04/15/22	500,000	525,812
Grupo Televisa S.A.B.
4.63%, 01/30/26 (b)	1,000,000	1,022,674
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	248,535
		4,389,552
Consumer Cyclical 1.3%
CVS Pass-Through Trust
7.51%, 01/10/32 (c)	399,387	475,236
eBay, Inc.
2.75%, 01/30/23 (b)	500,000	484,352
General Motors Financial Co., Inc.
3.85%, 01/05/28 (b)	500,000	475,895
Kohl's Corp.
4.25%, 07/17/25 (b)	1,000,000	1,017,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,036,109
Visa, Inc.
2.20%, 12/14/20 (b)	500,000	493,729
		3,982,827
Consumer Non-Cyclical 2.7%
Abbott Laboratories
2.35%, 11/22/19	1,000,000	995,123
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	496,644
Altria Group, Inc.
4.75%, 05/05/21	500,000	526,544
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	495,651
3.70%, 02/01/24	250,000	254,147
Becton Dickinson & Co.
3.36%, 06/06/24 (b)	500,000	482,523
Biogen, Inc.
3.63%, 09/15/22	500,000	506,373
4.05%, 09/15/25 (b)	500,000	511,808
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	495,890
Celgene Corp.
3.55%, 08/15/22	500,000	503,125
2.75%, 02/15/23 (b)	750,000	728,067
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	475,412
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	241,038
The JM Smucker Co.
2.50%, 03/15/20	250,000	248,371
The Kroger Co.
2.80%, 08/01/22 (b)	250,000	244,777
3.70%, 08/01/27 (b)	1,000,000	970,924
		8,176,417
Energy 1.8%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	247,740
BP Capital Markets PLC
3.54%, 11/04/24	500,000	502,899
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (b)(c)	250,000	241,896
Enbridge, Inc.
2.90%, 07/15/22 (b)	250,000	242,595
Encana Corp.
3.90%, 11/15/21 (b)	500,000	509,174
EOG Resources, Inc.
4.10%, 02/01/21	250,000	257,182
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	250,000	258,181
Husky Energy, Inc.
4.00%, 04/15/24 (b)	500,000	507,329
Midcontinent Express Pipeline LLC
6.70%, 09/15/19 (c)	250,000	257,813
MPLX LP
4.50%, 07/15/23 (b)	1,000,000	1,033,956
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	500,000	540,627

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	500,000	498,615
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (b)	250,000	239,025
		5,337,032
Technology 1.3%
Apple, Inc.
3.20%, 05/13/25	1,500,000	1,487,195
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (b)	1,000,000	941,271
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	500,000	506,048
Seagate HDD Cayman
4.75%, 01/01/25	200,000	194,115
VMware, Inc.
2.30%, 08/21/20	250,000	243,900
2.95%, 08/21/22 (b)	500,000	482,614
		3,855,143
Transportation 0.2%
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	496,783
		31,039,764

Utility 1.0%
Electric 0.9%
CMS Energy Corp.
8.75%, 06/15/19	83,000	88,982
Duke Energy Corp.
5.05%, 09/15/19 (g)	750,000	775,890
PPL Capital Funding, Inc.
3.50%, 12/01/22 (b)	500,000	502,869
Virginia Electric & Power Co.
2.75%, 03/15/23 (b)	1,000,000	978,969
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	497,072
		2,843,782
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	99,451
Sempra Energy
2.88%, 10/01/22 (b)	150,000	147,579
		247,030
		3,090,812
Total Corporates
(Cost $66,304,837)		65,329,586

Treasuries 39.1% of net assets
Notes
1.13%, 01/31/19	750,000	743,540
0.75%, 02/15/19 (g)	1,050,000	1,036,608
1.50%, 02/28/19	900,000	894,779
1.63%, 03/31/19	2,750,000	2,735,498
1.63%, 06/30/19	1,500,000	1,489,570
1.75%, 09/30/19	1,000,000	992,891
1.50%, 11/30/19 (g)	2,150,000	2,123,041
1.25%, 01/31/20 (g)	1,850,000	1,815,240
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/31/20 (g)	3,350,000	3,295,039
3.63%, 02/15/20	2,100,000	2,154,100
1.13%, 03/31/20	600,000	585,773
1.38%, 04/30/20 (g)	9,500,000	9,313,154
1.63%, 06/30/20	5,750,000	5,657,012
1.38%, 08/31/20	7,500,000	7,322,021
1.38%, 09/15/20	4,600,000	4,489,762
1.75%, 10/31/20	5,200,000	5,114,789
2.63%, 11/15/20	1,000,000	1,006,328
1.88%, 12/15/20	3,500,000	3,450,986
2.38%, 12/31/20 (g)	500,000	499,619
3.63%, 02/15/21	1,800,000	1,861,629
1.13%, 02/28/21	500,000	481,084
2.00%, 02/28/21	5,000,000	4,937,695
1.25%, 03/31/21	500,000	482,246
2.25%, 04/30/21	500,000	496,836
1.38%, 05/31/21 (g)	500,000	482,842
1.13%, 06/30/21	2,750,000	2,630,386
2.13%, 08/15/21	500,000	493,662
1.88%, 01/31/22	2,150,000	2,094,822
1.75%, 04/30/22	900,000	870,363
2.00%, 07/31/22	500,000	487,539
1.75%, 09/30/22	200,000	192,438
1.88%, 10/31/22	900,000	870,258
1.63%, 11/15/22	650,000	621,169
2.00%, 11/30/22	700,000	680,135
2.13%, 12/31/22 (g)	1,400,000	1,366,969
2.38%, 01/31/23	1,000,000	987,383
1.50%, 02/28/23	600,000	567,563
1.50%, 03/31/23 (g)	1,750,000	1,653,682
1.63%, 04/30/23	1,500,000	1,424,326
1.75%, 05/15/23 (g)	3,150,000	3,008,435
1.38%, 06/30/23 (g)	1,600,000	1,496,188
1.38%, 08/31/23	1,750,000	1,631,739
1.38%, 09/30/23	2,000,000	1,862,423
2.75%, 11/15/23	800,000	801,578
2.25%, 01/31/24	3,700,000	3,601,502
2.75%, 02/15/24	4,500,000	4,503,516
2.00%, 04/30/24	3,200,000	3,063,187
2.50%, 05/15/24	3,275,000	3,227,474
2.25%, 11/15/24	500,000	483,271
2.25%, 12/31/24	1,250,000	1,207,471
2.50%, 01/31/25	500,000	490,615
2.00%, 02/15/25	3,000,000	2,846,660
2.13%, 05/15/25	1,400,000	1,336,754
2.00%, 08/15/25	750,000	708,530
1.63%, 05/15/26	1,050,000	955,541
1.50%, 08/15/26 (g)	4,050,000	3,634,402
2.25%, 08/15/27	2,200,000	2,084,414
2.25%, 11/15/27	4,000,000	3,785,000
Total Treasuries
(Cost $121,764,505)		119,131,477

Government Related 3.3% of net assets

Agency 1.1%
Foreign 1.1%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	993,251
4.00%, 01/27/20 (d)	1,000,000	1,029,397
		2,022,648

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	500,000	523,875
Norway 0.1%
Statoil A.S.A.
2.65%, 01/15/24	250,000	242,649
Republic of Korea 0.2%
Korea Development Bank
3.75%, 01/22/24	500,000	506,964
		3,296,136

Local Authority 0.4%
Foreign 0.4%
Canada 0.4%
Province of British Columbia
2.25%, 06/02/26	500,000	466,626
Hydro-Quebec
8.05%, 07/07/24	500,000	628,274
		1,094,900
		1,094,900

Sovereign 0.7%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	240,000
Colombia 0.2%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	515,438
Mexico 0.3%
United Mexican States
3.63%, 03/15/22	250,000	254,125
4.13%, 01/21/26	750,000	757,687
		1,011,812
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	101,225
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	150,000	156,684
		2,025,159

Supranational* 1.1%
European Investment Bank
4.00%, 02/16/21	500,000	520,037
Inter-American Development Bank
3.88%, 09/17/19	500,000	511,644
International Bank for Reconstruction & Development
1.75%, 04/19/23	2,000,000	1,898,074
International Finance Corp.
1.75%, 09/16/19	150,000	148,676
1.13%, 07/20/21	250,000	237,805
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nordic Investment Bank
1.13%, 02/25/19	200,000	197,810
		3,514,046
Total Government Related
(Cost $10,001,630)		9,930,241

Securitized 36.5% of net assets

Collateralized Mortgage Obligations 1.0%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.75%, 05/20/35 (a)(b)(i)	17,761	17,899
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.44%, 07/20/34
(12 mo. USD-LIBOR + 1.87%) (a)(b)	145,530	141,233
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	92,259	93,607
Fannie Mae REMIC Trust
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	156,219	156,623
Fannie Mae REMICs
Series 2003-15 Class CB
5.00%, 03/25/18 (b)	17	17
Series 2010-83 Class AK
3.00%, 11/25/18 (b)	4,635	4,634
Series 1990-8 Class G
6.00%, 01/25/20 (b)	14,284	14,527
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (b)	130,857	131,133
Series 3649 Class EA
2.25%, 12/15/18 (b)	2,557	2,553
Series 2641 Class WE
4.50%, 01/15/33 (b)	15,179	15,220
Series 3982 Class AB
3.50%, 06/15/36 (b)	46,946	47,064
Series 3747 Class HK
2.50%, 07/15/37 (b)	110,552	110,557
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (b)	11,164	11,241
Series 2010-114 Class NJ
3.00%, 04/20/38 (b)	23,150	23,179
Series 2010-130 Class LG
3.50%, 11/16/38 (b)	67,900	68,340
JP Morgan Mortgage Trust
Series 2004-A3 Class 2A1
3.64%, 07/25/34 (a)(b)(j)	107,906	109,538
Series 2004-A5 Class 4A4
3.46%, 12/25/34 (a)(b)(k)	107,040	109,352
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
3.55%, 05/25/34 (a)(b)(l)	76,324	76,559
MASTR Alternative Loan Trust
Series 2005-1 Class A1
5.50%, 01/25/20 (b)(m)	82,223	83,942

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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
2.12%, 05/25/29
(1 mo. USD-LIBOR + 0.50%) (a)(b)	577,127	567,103
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
2.07%, 06/15/30
(1 mo. USD-LIBOR + 0.48%) (a)(b)	60,465	58,250
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	9,902	9,261
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	501,432	471,691
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	212,309	200,736
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
2.29%, 03/19/34
(1 mo. USD-LIBOR + 0.70%) (a)(b)	197,560	195,686
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
3.39%, 03/25/33
(1 year CMT Rate + 2.00%) (a)(b)	30,259	30,480
Series 2004-AR3 Class A2
3.22%, 06/25/34 (a)(b)(n)	30,891	31,634
Series 2005-AR9 Class A1A
2.26%, 07/25/45
(1 mo. USD-LIBOR + 0.64%) (a)(b)	164,965	164,749
		2,946,808

Commercial Mortgage-Backed Securities 1.3%
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CR12 Class A2
2.90%, 10/10/46 (b)	20,000	20,046
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 Class A2
2.12%, 03/10/46 (b)	7,229	7,226
Fannie Mae-ACES
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	486,434	484,014
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	235,732	236,447
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	110,849	110,980
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	155,018
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	638,508
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	108,599
Series K037 Class A1
2.59%, 04/25/23 (b)	96,841	96,346
Series K046 Class A2
3.21%, 03/25/25 (b)	100,000	100,600
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	14,436	14,415
Series 2013-55 Class A
1.32%, 05/16/34 (b)	92,474	91,531
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	366,000	383,952
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	100,000	101,246
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,508,957
		4,057,885

Mortgage-Backed Securities Pass-Through 34.2%
Fannie Mae
4.50%, 03/01/18 to 09/01/41 (b)	828,243	872,075
6.00%, 09/01/18 to 12/01/35 (b)	618,781	672,360
6.50%, 03/01/19 to 09/01/22 (b)	83,862	92,897
7.00%, 07/01/19 to 01/01/35 (b)	187,445	211,264
6.00%, 10/01/19 to 05/01/21 (b)(g)	50,081	51,644
6.50%, 07/01/21 (b)(g)	6,279	6,558
5.50%, 10/01/22 (b)(g)	123,731	134,399
5.50%, 01/01/23 to 12/01/33 (b)	541,043	589,565
5.00%, 09/01/23 to 07/01/36 (b)	876,028	947,342
2.68%, 02/01/25 (b)	38,000	36,930
3.00%, 01/01/26 to 10/01/46 (b)	11,153,861	10,940,215
3.50%, 04/01/26 to 02/01/46 (b)	9,008,375	9,044,356
2.50%, 07/01/27 to 02/01/43 (b)	3,058,170	2,977,745
4.00%, 04/01/32 to 05/01/47 (b)	3,525,801	3,632,181
3.62%, 06/01/40
(12 mo. USD-LIBOR + 1.81%) (a)(b)	1,477,865	1,550,962
4.00%, 09/01/40 (b)(g)	2,738,059	2,826,928
Fannie Mae TBA
2.00%, 03/01/33 (b)(f)	500,000	475,586
3.00%, 03/01/33 to 03/01/48 (b)(f)	2,000,000	1,964,255
3.50%, 03/01/48 (b)(f)	4,000,000	3,992,766
4.00%, 03/01/48 (b)(f)	1,500,000	1,536,299
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (b)	3,221,372	3,395,960
4.00%, 07/01/19 to 01/01/44 (b)	2,557,837	2,644,096
6.50%, 07/01/19 to 02/01/21 (b)(g)	13,879	13,978
6.50%, 08/01/22 to 04/01/26 (b)	45,934	49,593
5.50%, 02/01/23 to 07/01/35 (b)	320,772	348,718
5.00%, 01/01/24 to 08/01/40 (b)	479,026	516,694
2.50%, 12/01/27 to 05/01/33 (b)	1,910,700	1,873,103
3.00%, 09/01/28 to 10/01/46 (b)	6,369,556	6,223,373
3.50%, 04/01/33 to 05/01/46 (b)	4,093,552	4,120,516
5.50%, 06/01/33 (b)(g)	472,894	520,763
3.50%, 09/01/44 (b)(g)	2,842,767	2,849,389
Freddie Mac TBA
2.50%, 03/01/33 (b)(f)	500,000	487,272
3.00%, 03/01/33 to 03/01/48 (b)(f)	2,500,000	2,461,655
3.50%, 03/01/33 to 03/01/48 (b)(f)	2,500,000	2,506,221
4.00%, 03/01/48 (b)(f)	2,000,000	2,048,516
Ginnie Mae
5.00%, 06/15/18 to 11/15/35 (b)	1,400,293	1,514,536
5.50%, 06/15/18 to 12/15/35 (b)	1,358,202	1,491,872
10.00%, 07/20/18 to 06/20/19 (b)	146	147
4.00%, 08/15/18 to 07/20/47 (b)	2,646,708	2,741,965
9.50%, 08/15/18 to 05/20/20 (b)	717	726
4.50%, 11/15/18 to 10/15/43 (b)	2,009,523	2,119,854
6.00%, 03/15/19 to 11/20/38 (b)	49,993	55,687
8.50%, 06/15/21 to 10/20/26 (b)	563	578
7.50%, 03/15/22 to 10/15/25 (b)	1,724	1,757
8.00%, 06/20/24 to 07/15/27 (b)	1,279	1,347
3.00%, 02/15/26 to 10/20/46 (b)	5,477,834	5,373,159
2.50%, 06/15/27 to 07/20/46 (b)	293,042	283,429
7.00%, 04/15/31 (b)	4,790	5,199
6.50%, 08/15/31 to 10/15/38 (b)	13,238	14,812

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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 10/15/34 (b)(g)	698,912	753,121
3.50%, 09/15/41 to 07/20/47 (b)	10,696,529	10,797,553
Ginnie Mae TBA
3.00%, 03/01/48 (b)(f)	3,000,000	2,932,206
3.50%, 03/01/48 (b)(f)	1,000,000	1,005,605
4.00%, 03/01/48 (b)(f)	2,500,000	2,565,039
		104,274,766
Total Securitized
(Cost $112,606,330)		111,279,459

Preferred Stock 0.3% of net assets

Industrial 0.3%
Capital Goods 0.3%
General Electric Co.
4.88%, 01/29/53 (b)	40,000	1,003,600
Total Preferred Stock
(Cost $1,002,680)		1,003,600
Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (e)	2,625,718	2,625,718
Total Other Investment Company
(Cost $2,625,718)		2,625,718

Short-Term Investments 6.6% of net assets

Government Related 6.6%
Federal Home Loan Bank
1.30%, 03/13/18 (h)	5,000,000	4,997,585
1.33%, 03/07/18 (h)	8,000,000	7,998,064
Security	Number of Shares	Value ($)
United States Treasury Bill
1.22%, 03/08/18 (h)	7,000,000	6,998,401
Total Short-Term Investments
(Cost $19,994,400)		19,994,050
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,271,117 or 1.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	The rate shown is the purchase yield.
(i)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.25% and 12 month LIBOR +2.00%)
(j)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.49% and 12 month LIBOR +1.99%)
(k)	Security is backed by a tranche of loans comprised of three different reference rates and spreads (1 year CMT + 2.37%, 6 month LIBOR +1.62% and 12 month LIBOR + 1.77%)
(l)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.08% and 12 month LIBOR +1.88%)
(m)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 1.64% and 1 month LIBOR + 1.38%)
(n)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.33% and 12 month LIBOR +1.82%)
(o)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

ACES —	Alternate Credit Enhancement Securities
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT —	Real Estate Investment Trust
REMIC —	Real Estate Mortgage Investment Conduit
TBA —	To-be-announced

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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$65,329,586	$—	$65,329,586
Treasuries	—	119,131,477	—	119,131,477
Government Related[1]	—	9,930,241	—	9,930,241
Securitized [1]	—	111,279,459	—	111,279,459
Preferred Stock[1]	1,003,600	—	—	1,003,600
Other Investment Company[1]	2,625,718	—	—	2,625,718
Short-Term Investments[1]	—	19,994,050	—	19,994,050
Total	$3,629,318	$325,664,813	$—	$329,294,131
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Intermediate-Term Bond Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $334,300,100)		$329,294,131
Receivables:
Investments sold		7,954,928
Interest		1,361,229
Fund shares sold		20,326
Dividends		6,368
Prepaid expenses	+	15,275
Total assets		338,652,257
Liabilities
Payables:
Investments bought		10,241,779
Investments bought - Delayed-delivery		23,040,710
Investment adviser and administrator fees		28,581
Shareholder service fees		59,269
Fund shares redeemed		401,030
Distributions to shareholders		155,413
Accrued expenses	+	63,297
Total liabilities		33,990,079
Net Assets
Total assets		338,652,257
Total liabilities	–	33,990,079
Net assets		$304,662,178
Net Assets by Source
Capital received from investors		312,749,458
Distributions in excess of net investment income		(217,589)
Net realized capital losses		(2,863,722)
Net unrealized capital depreciation		(5,005,969)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$304,662,178		31,056,785		$9.81

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Schwab Intermediate-Term Bond Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$3,652,633
Dividends	+	28,124
Total investment income		3,680,757
Expenses
Investment adviser and administrator fees		477,710
Shareholder service fees		395,374
Portfolio accounting fees		46,757
Professional fees		29,750
Custodian fees		16,772
Registration fees		11,719
Shareholder reports		9,959
Independent trustees’ fees		6,150
Transfer agent fees		3,858
Other expenses	+	2,415
Total expenses		1,000,464
Expense reduction by CSIM and its affiliates	–	284,086
Net expenses	–	716,378
Net investment income		2,964,379
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,375,495)
Net realized losses on TBA sale commitments	+	(2,164)
Net realized losses		(1,377,659)
Net change in unrealized appreciation (depreciation) on investments		(8,512,044)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	993
Net change in unrealized appreciation (depreciation)	+	(8,511,051)
Net realized and unrealized losses		(9,888,710)
Decrease in net assets resulting from operations		($6,924,331)

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Schwab Intermediate-Term Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$2,964,379	$5,556,817
Net realized losses		(1,377,659)	(527,766)
Net change in unrealized appreciation (depreciation)	+	(8,511,051)	(4,183,717)
Increase (decrease) in net assets from operations		(6,924,331)	845,334
Distributions to Shareholders
Distributions from net investment income		(3,190,457)	(6,253,458)
Distributions from net realized gains	+	—	(2,498,795)
Total distributions		($3,190,457)	($8,752,253)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,352,233	$33,545,481	5,674,140	$57,256,547
Shares reinvested		228,215	2,275,097	605,959	6,104,592
Shares redeemed	+	(4,742,965)	(47,324,133)	(8,406,462)	(84,912,521)
Net transactions in fund shares		(1,162,517)	($11,503,555)	(2,126,363)	($21,551,382)
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,219,302	$326,280,521	34,345,665	$355,738,822
Total decrease	+	(1,162,517)	(21,618,343)	(2,126,363)	(29,458,301)
End of period		31,056,785	$304,662,178	32,219,302	$326,280,521
Distributions in excess of net investment income / Net investment income not yet distributed			($217,589)		$8,489

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Schwab GNMA Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$9.96	$10.21	$10.09	$10.15	$9.93	$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.15 [1]	0.15 [1]	0.14 [1]	0.18	0.08
Net realized and unrealized gains (losses)	(0.31)	(0.15)	0.21	0.04	0.31	(0.45)
Total from investment operations	(0.22)	(0.00) [2]	0.36	0.18	0.49	(0.37)
Less distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.24)	(0.24)	(0.27)	(0.29)
Distributions from net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.13)	(0.25)	(0.24)	(0.24)	(0.27)	(0.31)
Net asset value at end of period	$9.61	$9.96	$10.21	$10.09	$10.15	$9.93
Total return	(2.27%) [3]	(0.02%)	3.55%	1.80%	5.04%	(3.55%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4]	0.55%	0.57% [5]	0.56% [5]	0.57% [5]	0.57% [5]
Gross operating expenses	0.63% [4]	0.62%	0.64%	0.64%	0.66%	0.62%
Net investment income (loss)	1.80% [4]	1.50%	1.51%	1.41%	1.89%	1.34%
Portfolio turnover rate[6]	73% [3]	269%	363%	325% [7]	481%	401%
Net assets, end of period (x 1,000,000)	$249	$291	$353	$292	$289	$363

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized
4
Annualized.
5
The expense ratio would have been 0.55%, if settlement expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
6
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
7
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 482% using previous methodology.

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Schwab GNMA Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 100.3% of net assets

Collateralized Mortgage Obligations 0.7%
Fannie Mae REMICs
7.00%, 09/25/22 (b)(e)	28,178	29,596
4.50%, 07/25/38 (b)	655,641	658,005
Freddie Mac REMICs
2.20%, 01/15/35 (b)	313,901	313,723
Ginnie Mae
0.00%, 09/20/37 (a)(b)(g)	88,452	86,854
3.75%, 03/20/38 (b)	53,553	53,841
3.50%, 04/20/40 (b)	340,780	342,792
Ginnie Mae REMICs
4.75%, 01/20/35 (b)(e)	120,723	121,584
3.50%, 01/20/38 (b)	2,036	2,034
3.00%, 03/20/38 (b)	21,480	21,510
4.50%, 05/16/38 to 11/20/38 (b)	25,011	25,133
		1,655,072

Mortgage-Backed Securities Pass-Through 99.6%
Ginnie Mae
4.50%, 03/20/18 to 07/20/44 (b)(e)	9,099,486	9,647,835
5.50%, 03/20/18 to 03/20/33 (b)(e)	1,084,323	1,189,326
5.00%, 05/15/18 to 04/20/40 (b)(e)	11,416,606	12,325,505
6.00%, 06/15/18 to 06/20/37 (b)(e)	339,477	378,503
5.00%, 08/15/18 to 02/15/40 (b)	3,443	3,530
4.50%, 08/20/19 to 12/20/40 (b)	5,085,300	5,448,284
5.50%, 05/15/22 to 09/15/35 (b)	2,162,147	2,378,971
6.50%, 10/15/23 (b)	4,220	4,484
6.50%, 11/20/23 to 07/15/31 (b)(e)	64,651	71,672
2.75%, 07/20/24 to 07/20/32 (1 year CMT Rate + 1.50%) (a)(b)(e)	61,326	63,367
4.00%, 12/15/24 to 11/20/45 (b)(e)	9,978,476	10,311,453
3.00%, 02/15/26 to 10/20/46 (b)(e)	36,297,595	35,625,257
3.00%, 01/20/27 to 10/20/46 (b)	32,084,319	31,480,074
3.50%, 01/20/27 to 07/20/47 (b)	38,585,364	38,956,191
2.50%, 06/15/27 to 06/15/28 (b)(e)	817,437	803,909
2.50%, 08/15/27 to 04/15/45 (b)	1,868,616	1,811,644
6.00%, 01/15/29 to 12/20/38 (b)	1,077,445	1,201,191
2.63%, 05/20/29 to 04/20/37 (1 year CMT Rate + 1.50%) (a)(b)(e)	95,576	97,447
3.13%, 12/20/30
(1 year CMT Rate + 1.50%) (a)(b)(e)	32,785	33,470
2.38%, 02/20/32
(1 year CMT Rate + 1.50%) (a)(b)(e)	16,425	17,069
3.25%, 08/20/33
(1 year CMT Rate + 2.00%) (a)(b)(e)	68,199	68,816
4.00%, 12/20/39 to 07/20/47 (b)	26,156,984	27,119,680
3.50%, 09/15/41 to 07/20/46 (b)(e)	54,667,577	55,138,268
4.00%, 12/15/46 (b)(d)	374,162	385,451
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae REMICs
1.88%, 04/16/32 (b)	1,760	1,758
Ginnie Mae TBA
2.50%, 03/01/48 (b)(d)	1,500,000	1,418,789
3.00%, 03/01/48 (b)(d)	3,500,000	3,420,635
3.50%, 03/01/48 (b)(d)	6,500,000	6,536,435
4.00%, 03/01/48 (b)(d)	2,500,000	2,565,039
		248,504,053
Total Securitized
(Cost $257,345,441)		250,159,125
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	3,394,163	3,394,163
Total Other Investment Company
(Cost $3,394,163)		3,394,163
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 4.0% of net assets

Government Related 4.0%
Federal Home Loan Bank
1.33%, 03/07/18 (f)	10,000,000	9,997,580
Total Short-Term Investment
(Cost $9,997,783)		9,997,580
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	The rate shown is the purchase yield.
(g)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.

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Schwab GNMA Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
REMIC —	Real Estate Mortgage Investment Conduit
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Securitized [1]	$—	$250,159,125	$—	$250,159,125
Other Investment Company[1]	3,394,163	—	—	3,394,163
Short-Term Investment[1]	—	9,997,580	—	9,997,580
Total	$3,394,163	$260,156,705	$—	$263,550,868
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab GNMA Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $270,737,387)		$263,550,868
Receivables:
Investments sold		3,482,554
Interest		723,345
Fund shares sold		12,994
Dividends		4,020
Prepaid expenses	+	17,486
Total assets		267,791,267
Liabilities
Payables:
Investments bought		385,827
Investments bought - Delayed-delivery		17,464,820
Investment adviser and administrator fees		43,729
Shareholder service fees		47,475
Fund shares redeemed		227,634
Distributions to shareholders		153,697
Accrued expenses	+	53,943
Total liabilities		18,377,125
Net Assets
Total assets		267,791,267
Total liabilities	–	18,377,125
Net assets		$249,414,142
Net Assets by Source
Capital received from investors		268,958,317
Distributions in excess of net investment income		(1,061,686)
Net realized capital losses		(11,295,970)
Net unrealized capital depreciation		(7,186,519)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$249,414,142		25,961,549		$9.61

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Schwab GNMA Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$3,224,047
Dividends	+	8,294
Total investment income		3,232,341
Expenses
Investment adviser and administrator fees		412,710
Shareholder service fees		337,015
Portfolio accounting fees		35,099
Professional fees		26,879
Custodian fees		12,962
Registration fees		12,044
Shareholder reports		11,682
Independent trustees’ fees		6,046
Transfer agent fees		4,080
Other expenses	+	2,432
Total expenses		860,949
Expense reduction by CSIM and its affiliates	–	104,493
Net expenses	–	756,456
Net investment income		2,475,885
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(468,884)
Net change in unrealized appreciation (depreciation) on investments		(8,163,465)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	4,383
Net change in unrealized appreciation (depreciation)	+	(8,159,082)
Net realized and unrealized losses		(8,627,966)
Decrease in net assets resulting from operations		($6,152,081)

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Schwab GNMA Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$2,475,885	$4,740,984
Net realized losses		(468,884)	(1,498,268)
Net change in unrealized appreciation (depreciation)	+	(8,159,082)	(4,354,622)
Decrease in net assets from operations		(6,152,081)	(1,111,906)
Distributions to Shareholders
Distributions from net investment income		($3,540,680)	($7,737,421)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,096,134	$20,633,500	6,297,909	$62,984,313
Shares reinvested		263,170	2,581,216	561,007	5,606,573
Shares redeemed	+	(5,647,223)	(55,380,796)	(12,135,696)	(121,081,623)
Net transactions in fund shares		(3,287,919)	($32,166,080)	(5,276,780)	($52,490,737)
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,249,468	$291,272,983	34,526,248	$352,613,047
Total decrease	+	(3,287,919)	(41,858,841)	(5,276,780)	(61,340,064)
End of period		25,961,549	$249,414,142	29,249,468	$291,272,983
Distributions in excess of net investment income / Net investment income not yet distributed			($1,061,686)		$3,109

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Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$11.18	$11.39	$10.94	$11.44	$11.07	$12.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.23	0.17	0.08	0.27	0.19
Net realized and unrealized gains (losses)	(0.23)	(0.20)	0.39	(0.41)	0.33	(1.05)
Total from investment operations	(0.14)	0.03	0.56	(0.33)	0.60	(0.86)
Less distributions:
Distributions from net investment income	(0.17)	(0.24)	(0.08)	(0.15)	(0.23)	(0.18)
Distributions from net realized gains	—	—	(0.03)	(0.02)	—	(0.01)
Total distributions	(0.17)	(0.24)	(0.11)	(0.17)	(0.23)	(0.19)
Net asset value at end of period	$10.87	$11.18	$11.39	$10.94	$11.44	$11.07
Total return	(1.23%) [2]	0.35%	5.22%	(2.90%)	5.44%	(7.19%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.28% [4]	0.61%	0.58% [5]	0.61%	0.67%
Net operating expenses	N/A [6]	0.11% [4]	0.19%	0.16% [5]	0.19%	0.29% [7],[8]
Net investment income (loss)	1.61% [3]	2.07%	1.54%	0.73%	2.43%	1.61%
Portfolio turnover rate	7% [2]	17%	24%	33%	27%	31%
Net assets, end of period (x 1,000,000)	$663	$565	$309	$274	$273	$294

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017 the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
The ratio of total expenses and net operating expenses would have been 0.61% and 0.19%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
7
The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
8
Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.9% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/19	30,651,757	30,684,407
1.88%, 07/15/19	9,855,866	10,156,194
1.38%, 01/15/20	11,952,067	12,240,054
0.13%, 04/15/20	30,675,082	30,588,032
1.25%, 07/15/20	18,372,543	18,896,529
1.13%, 01/15/21	21,015,702	21,514,053
0.13%, 04/15/21	26,672,716	26,436,498
0.63%, 07/15/21	22,307,913	22,568,727
0.13%, 01/15/22	24,617,899	24,321,182
0.13%, 04/15/22	25,989,905	25,586,094
0.13%, 07/15/22	25,395,021	25,109,467
0.13%, 01/15/23	25,511,872	25,040,935
0.38%, 07/15/23	25,328,532	25,199,346
0.63%, 01/15/24	25,256,360	25,330,164
0.13%, 07/15/24	24,829,856	24,167,123
0.25%, 01/15/25	24,888,907	24,225,023
2.38%, 01/15/25	16,342,752	18,251,454
0.38%, 07/15/25	24,851,266	24,401,705
0.63%, 01/15/26	22,377,138	22,259,324
2.00%, 01/15/26	11,893,977	13,082,008
0.13%, 07/15/26	20,990,764	20,050,685
0.38%, 01/15/27	20,828,305	20,181,769
2.38%, 01/15/27	9,569,373	10,924,389
0.38%, 07/15/27	20,567,892	19,945,341
0.50%, 01/15/28	7,573,833	7,398,082
1.75%, 01/15/28	9,547,607	10,455,327
3.63%, 04/15/28	8,070,494	10,323,863
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	9,242,265	10,915,961
3.88%, 04/15/29	9,817,928	13,035,798
3.38%, 04/15/32	3,726,419	4,996,143
2.13%, 02/15/40	5,057,307	6,297,372
2.13%, 02/15/41	6,427,918	8,048,462
0.75%, 02/15/42	11,311,362	10,829,775
0.63%, 02/15/43	8,345,342	7,726,503
1.38%, 02/15/44	12,636,268	13,807,016
0.75%, 02/15/45	14,042,654	13,285,452
1.00%, 02/15/46	10,310,548	10,362,999
0.88%, 02/15/47	10,114,452	9,837,623
1.00%, 02/15/48	4,078,817	4,098,972
Total Treasuries
(Cost $662,706,139)		662,579,851
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (a)	679,376	679,376
Total Other Investment Company
(Cost $679,376)		679,376
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$662,579,851	$—	$662,579,851
Other Investment Company[1]	679,376	—	—	679,376
Total	$679,376	$662,579,851	$—	$663,259,227
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $663,385,515)		$663,259,227
Receivables:
Investments sold		3,430,984
Interest		774,011
Fund shares sold		505,111
Dividends	+	350
Total assets		667,969,683
Liabilities
Payables:
Investments bought		4,276,104
Investment adviser fees		25,082
Fund shares redeemed	+	187,837
Total liabilities		4,489,023
Net Assets
Total assets		667,969,683
Total liabilities	–	4,489,023
Net assets		$663,480,660
Net Assets by Source
Capital received from investors		667,558,456
Net investment income not yet distributed		392,574
Net realized capital losses		(4,344,082)
Net unrealized capital depreciation		(126,288)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$663,480,660		61,051,293		$10.87

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income (Loss)
Interest		$4,909,147
Dividends	+	4,018
Total investment income		4,913,165
Expenses
Investment adviser fees		148,378
Total expenses	–	148,378
Net investment income		4,764,787
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(419,328)
Net change in unrealized appreciation (depreciation) on investments	+	(12,372,181)
Net realized and unrealized losses		(12,791,509)
Decrease in net assets resulting from operations		($8,026,722)

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$4,764,787	$7,674,728
Net realized losses		(419,328)	(371,871)
Net change in unrealized appreciation (depreciation)	+	(12,372,181)	(3,814,193)
Increase (decrease) in net assets from operations		(8,026,722)	3,488,664
Distributions to Shareholders
Distributions from net investment income		($9,137,890)	($7,315,871)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,695,037	$172,833,458	29,740,038	$329,992,540
Shares reinvested		692,372	7,631,797	533,017	5,873,102
Shares redeemed	+	(5,886,607)	(64,902,765)	(6,891,994)	(76,378,435)
Net transactions in fund shares		10,500,802	$115,562,490	23,381,061	$259,487,207
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,550,491	$565,082,782	27,169,430	$309,422,782
Total increase	+	10,500,802	98,397,878	23,381,061	255,660,000
End of period		61,051,293	$663,480,660	50,550,491	$565,082,782
Net investment income not yet distributed			$392,574		$4,765,677

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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.12
Net realized and unrealized gains (losses)	(0.34)	0.17
Total from investment operations	(0.22)	0.29
Less distributions:
Distributions from net investment income	(0.13)	(0.13)
Net asset value at end of period	$9.81	$10.16
Total return	(2.23%) [3]	2.88% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04% [4]
Net investment income (loss)	2.38% [4]	2.32% [4]
Portfolio turnover rate[5]	55% [3]	39% [3],[6]
Net assets, end of period (x 1,000,000)	$1,824	$1,445

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Portfolio turnover rate excludes in-kind transactions.

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.3% of net assets

Financial Institutions 8.2%
Banking 5.9%
American Express Co.
2.20%, 10/30/20 (b)	750,000	734,984
American Express Credit Corp.
2.25%, 08/15/19	491,000	488,212
2.20%, 03/03/20 (b)(h)	500,000	494,093
2.25%, 05/05/21 (b)	195,000	190,372
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	976,924
Banco Santander S.A.
3.50%, 04/11/22	400,000	399,443
Bank of America Corp.
2.65%, 04/01/19	1,250,000	1,250,952
5.88%, 01/05/21	330,000	354,702
2.63%, 04/19/21 (h)	1,794,000	1,768,578
5.00%, 05/13/21	260,000	275,349
2.33%, 10/01/21 (a)(b)(j)	750,000	737,499
5.70%, 01/24/22	724,000	790,100
2.50%, 10/21/22 (b)	1,000,000	966,331
3.00%, 12/20/23 (a)(b)(c)(j)	500,000	489,770
3.95%, 04/21/25	500,000	499,672
4.45%, 03/03/26	724,000	741,471
3.50%, 04/19/26 (h)	500,000	492,904
Bank of America NA
6.00%, 10/15/36	818,000	1,009,634
Bank of Montreal
1.90%, 08/27/21	550,000	528,979
Barclays PLC
2.75%, 11/08/19	724,000	720,219
3.65%, 03/16/25	1,000,000	964,955
4.84%, 05/09/28 (b)	1,000,000	985,994
BB&T Corp.
3.95%, 03/22/22 (b)	524,000	536,506
BNP Paribas
3.25%, 03/03/23	195,000	194,289
BNP Paribas S.A.
5.00%, 01/15/21	541,000	569,844
BPCE S.A.
2.50%, 07/15/19	655,000	652,545
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	491,000	491,412
Capital One Financial Corp.
3.75%, 04/24/24 (b)	400,000	401,632
3.30%, 10/30/24 (b)	500,000	485,961
3.75%, 03/09/27 (b)	500,000	486,912
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One NA
2.40%, 09/05/19 (b)	524,000	520,337
1.85%, 09/13/19 (b)	500,000	492,113
2.35%, 01/31/20 (b)	750,000	741,398
2.95%, 07/23/21 (b)	1,000,000	990,146
Citibank NA
2.00%, 03/20/19 (b)	1,000,000	993,466
Citigroup, Inc.
2.40%, 02/18/20	919,000	910,797
5.38%, 08/09/20	1,000,000	1,055,619
2.65%, 10/26/20	1,047,000	1,036,676
3.50%, 05/15/23	500,000	498,568
5.50%, 09/13/25	724,000	793,113
3.70%, 01/12/26	500,000	497,553
4.60%, 03/09/26	195,000	201,695
3.20%, 10/21/26 (b)	1,550,000	1,481,686
4.45%, 09/29/27	580,000	592,594
3.89%, 01/10/28 (a)(b)(j)	300,000	299,736
3.67%, 07/24/28 (a)(b)(j)	1,500,000	1,468,950
8.13%, 07/15/39	70,000	106,434
5.88%, 01/30/42	330,000	410,756
4.65%, 07/30/45	380,000	404,723
4.75%, 08/15/46	330,000	338,900
Commonwealth Bank of Australia
2.25%, 03/13/19	655,000	653,475
Cooperatieve Rabobank UA
2.50%, 01/19/21	491,000	483,073
4.63%, 12/01/23	491,000	513,135
4.38%, 08/04/25	491,000	499,584
Credit Suisse AG
5.40%, 01/14/20	330,000	343,276
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250,000	248,234
3.13%, 12/10/20	655,000	653,412
3.45%, 04/16/21	655,000	657,078
Deutsche Bank AG
3.13%, 01/13/21	593,000	588,157
3.38%, 05/12/21	500,000	497,752
Discover Bank
7.00%, 04/15/20	1,000,000	1,076,752
Fifth Third Bancorp
2.88%, 07/27/20 (b)	375,000	374,477
HSBC Bank USA NA
5.88%, 11/01/34	818,000	995,289
HSBC Holdings PLC
3.40%, 03/08/21	1,200,000	1,208,514
4.00%, 03/30/22	330,000	338,321
4.25%, 03/14/24	500,000	506,984
4.38%, 11/23/26	459,000	461,678
6.50%, 09/15/37	1,155,000	1,444,473

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
6.30%, 04/23/19	1,000,000	1,042,433
4.25%, 10/15/20	724,000	748,926
2.55%, 10/29/20 (b)	330,000	326,991
4.63%, 05/10/21	500,000	524,155
2.40%, 06/07/21 (b)	1,309,000	1,284,057
4.35%, 08/15/21	900,000	936,021
3.25%, 09/23/22	1,130,000	1,130,953
3.20%, 01/25/23	813,000	809,167
3.13%, 01/23/25 (b)	195,000	189,541
3.30%, 04/01/26 (b)	3,985,000	3,868,677
6.40%, 05/15/38	200,000	262,066
5.50%, 10/15/40	330,000	394,614
5.60%, 07/15/41	100,000	120,701
4.26%, 02/22/48 (a)(b)(j)	750,000	749,413
KeyCorp
2.90%, 09/15/20	500,000	499,343
Lloyds Bank PLC
6.38%, 01/21/21	505,000	550,473
Lloyds Banking Group PLC
4.65%, 03/24/26	724,000	737,464
3.57%, 11/07/28 (a)(b)(j)	500,000	476,396
4.34%, 01/09/48	1,000,000	951,655
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,000,000	969,213
2.67%, 07/25/22	1,000,000	972,342
3.29%, 07/25/27	250,000	240,085
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	688,046
2.60%, 09/11/22	250,000	241,865
3.55%, 03/05/23	950,000	950,000
3.66%, 02/28/27	200,000	197,757
3.17%, 09/11/27	500,000	474,587
Morgan Stanley
7.30%, 05/13/19	800,000	842,074
5.63%, 09/23/19	724,000	754,850
2.65%, 01/27/20	500,000	498,593
2.63%, 11/17/21	500,000	489,731
2.75%, 05/19/22	1,000,000	978,672
4.88%, 11/01/22	500,000	527,647
3.13%, 01/23/23	1,000,000	986,879
4.00%, 07/23/25	724,000	734,011
5.00%, 11/24/25	724,000	771,608
6.25%, 08/09/26	662,000	766,545
3.95%, 04/23/27	1,750,000	1,724,094
7.25%, 04/01/32	330,000	438,106
4.30%, 01/27/45	405,000	405,878
National Australia Bank Ltd.
2.50%, 05/22/22	350,000	339,710
National City Corp.
6.88%, 05/15/19	385,000	403,452
PNC Bank NA
2.55%, 12/09/21 (b)	655,000	642,627
Regions Financial Corp.
3.20%, 02/08/21 (b)	500,000	501,955
2.75%, 08/14/22 (b)	1,000,000	975,767
Royal Bank of Canada
2.15%, 03/15/19	589,000	586,224
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	830,000	832,117
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	500,000	491,420
Santander UK PLC
2.35%, 09/10/19	230,000	228,734
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	741,000	734,938
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	750,000	740,397
3.78%, 03/09/26	500,000	500,671
2.63%, 07/14/26	100,000	91,838
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	485,082
Synchrony Financial
2.70%, 02/03/20 (b)	200,000	198,705
4.50%, 07/23/25 (b)	1,183,000	1,203,808
Synovus Financial Corp.
3.13%, 11/01/22 (b)	250,000	244,543
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (b)	330,000	325,885
4.15%, 02/01/21	500,000	516,065
3.65%, 02/04/24 (b)	500,000	509,248
The Bank of Nova Scotia
2.70%, 03/07/22	1,000,000	980,961
The Goldman Sachs Group, Inc.
2.75%, 09/15/20 (b)	1,047,000	1,040,599
5.25%, 07/27/21 (h)	400,000	426,433
5.75%, 01/24/22	562,000	609,840
3.63%, 01/22/23	500,000	504,398
2.91%, 06/05/23 (a)(b)(j)	1,500,000	1,463,386
3.85%, 07/08/24 (b)	724,000	729,776
3.50%, 11/16/26 (b)	1,000,000	964,348
5.95%, 01/15/27	157,000	177,274
3.69%, 06/05/28 (a)(b)(j)	1,000,000	974,130
6.75%, 10/01/37	195,000	246,830
6.25%, 02/01/41	150,000	190,384
5.15%, 05/22/45	1,330,000	1,437,958
4.75%, 10/21/45 (b)	500,000	531,622
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	330,000	343,884
The Toronto-Dominion Bank
2.13%, 07/02/19	330,000	328,078
2.50%, 12/14/20	900,000	891,868
3.63%, 09/15/31 (a)(b)(j)	300,000	288,681
UBS AG
2.35%, 03/26/20	491,000	485,573
4.88%, 08/04/20	491,000	512,796
US Bank NA
2.13%, 10/28/19 (b)	655,000	649,590
Wachovia Corp.
5.50%, 08/01/35	330,000	374,392
Wells Fargo & Co.
2.13%, 04/22/19 (h)	2,000,000	1,988,852
2.10%, 07/26/21	724,000	698,604
3.45%, 02/13/23	593,000	589,427
3.30%, 09/09/24	1,224,000	1,206,253
4.30%, 07/22/27	380,000	385,783
5.38%, 02/07/35	650,000	755,048
4.65%, 11/04/44	800,000	816,371
3.90%, 05/01/45	330,000	318,091
Wells Fargo Bank NA
1.75%, 05/24/19	888,000	878,838
Westpac Banking Corp.
4.88%, 11/19/19	330,000	341,394
2.60%, 11/23/20	724,000	717,545
		108,716,984

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	257,698
BlackRock, Inc.
5.00%, 12/10/19	195,000	203,391
3.50%, 03/18/24	724,000	736,756
CME Group, Inc.
3.00%, 03/15/25 (b)	500,000	488,259
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	250,000	248,947
Invesco Finance PLC
3.75%, 01/15/26	230,000	231,691
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,400,000	1,446,589
Nasdaq, Inc.
5.55%, 01/15/20	250,000	261,524
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	268,127
		4,142,982
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	500,000	516,879
5.00%, 10/01/21	250,000	262,148
3.65%, 07/21/27 (b)	250,000	235,683
Air Lease Corp.
3.38%, 06/01/21 (b)	1,000,000	1,007,263
3.63%, 04/01/27 (b)	250,000	239,245
GATX Corp.
2.60%, 03/30/20 (b)	50,000	49,667
3.25%, 09/15/26 (b)	500,000	472,982
GE Capital International Funding
2.34%, 11/15/20	750,000	734,021
4.42%, 11/15/35	1,655,000	1,623,999
International Lease Finance Corp.
4.63%, 04/15/21	330,000	341,539
		5,483,426
Insurance 1.1%
Aflac, Inc.
3.63%, 06/15/23	200,000	203,581
3.63%, 11/15/24	100,000	101,120
American International Group, Inc.
3.88%, 01/15/35 (b)	328,000	311,160
6.25%, 05/01/36	430,000	526,230
4.50%, 07/16/44 (b)	395,000	393,947
Anthem, Inc.
2.25%, 08/15/19	195,000	193,620
3.30%, 01/15/23	330,000	328,546
3.50%, 08/15/24 (b)	195,000	193,918
4.65%, 08/15/44 (b)	750,000	769,900
Aon PLC
3.50%, 06/14/24 (b)	750,000	748,178
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	750,000	789,544
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (b)	630,000	618,723
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	300,000	296,701
2.70%, 03/13/23	300,000	293,568
Cigna Corp.
4.00%, 02/15/22 (b)	195,000	200,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Humana, Inc.
3.85%, 10/01/24 (b)	1,306,000	1,317,290
3.95%, 03/15/27 (b)	650,000	649,415
4.80%, 03/15/47 (b)	491,000	514,425
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (b)	500,000	502,190
MetLife, Inc.
3.60%, 11/13/25 (b)	800,000	802,416
6.40%, 12/15/36 (b)	330,000	372,900
Principal Financial Group, Inc.
4.30%, 11/15/46 (b)	362,000	362,861
Prudential Financial, Inc.
5.38%, 06/21/20	400,000	421,853
4.50%, 11/16/21	528,000	554,538
3.50%, 05/15/24	200,000	201,654
6.63%, 12/01/37	500,000	663,469
5.63%, 06/15/43 (a)(b)(j)	330,000	348,562
4.60%, 05/15/44 (h)	450,000	476,813
The Allstate Corp.
3.15%, 06/15/23	100,000	99,917
5.75%, 08/15/53 (a)(b)(j)	340,000	363,800
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,500,000	1,603,783
6.10%, 10/01/41	330,000	412,537
4.30%, 04/15/43	330,000	331,156
The Travelers Cos., Inc.
5.90%, 06/02/19	195,000	202,790
4.00%, 05/30/47 (b)	500,000	498,533
UnitedHealth Group, Inc.
3.35%, 07/15/22	650,000	656,476
2.75%, 02/15/23 (b)	195,000	191,245
3.75%, 07/15/25	530,000	537,692
5.80%, 03/15/36	393,000	485,370
Voya Financial, Inc.
5.70%, 07/15/43	350,000	410,973
XLIT Ltd.
4.45%, 03/31/25	250,000	252,831
6.25%, 05/15/27	250,000	289,940
5.25%, 12/15/43	330,000	364,466
		19,859,547
REITs 0.7%
AvalonBay Communities, Inc.
3.63%, 10/01/20 (b)	200,000	203,442
3.50%, 11/15/24 (b)	250,000	251,379
Boston Properties LP
3.85%, 02/01/23 (b)	500,000	512,380
3.80%, 02/01/24 (b)	195,000	198,555
Digital Realty Trust LP
5.88%, 02/01/20 (b)	230,000	241,446
Duke Realty LP
4.38%, 06/15/22 (b)	263,000	274,613
3.25%, 06/30/26 (b)	230,000	223,191
ERP Operating LP
4.75%, 07/15/20 (b)	250,000	260,465
4.63%, 12/15/21 (b)	195,000	205,697
Essex Portfolio LP
3.50%, 04/01/25 (b)	330,000	325,215
Government Properties Income Trust
4.00%, 07/15/22 (b)	150,000	150,158
HCP, Inc.
5.38%, 02/01/21 (b)	400,000	423,275
4.25%, 11/15/23 (b)	500,000	516,474

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (b)	500,000	490,912
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	330,000	328,009
Kilroy Realty LP
4.25%, 08/15/29 (b)	195,000	193,716
Kimco Realty Corp.
3.40%, 11/01/22 (b)	695,000	697,795
3.30%, 02/01/25 (b)	250,000	241,086
4.25%, 04/01/45 (b)	1,000,000	944,601
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	496,000	506,827
ProLogis LP
4.25%, 08/15/23 (b)(h)	1,409,000	1,474,965
Realty Income Corp.
3.00%, 01/15/27 (b)	330,000	309,673
Senior Housing Properties Trust
4.75%, 02/15/28 (b)	750,000	735,390
Simon Property Group LP
4.38%, 03/01/21 (b)	330,000	342,755
2.35%, 01/30/22 (b)	1,000,000	973,475
Ventas Realty LP
3.85%, 04/01/27 (b)	250,000	246,351
Welltower, Inc.
4.25%, 04/01/26 (b)	750,000	767,451
		12,039,296
		150,242,235

Industrial 15.3%
Basic Industry 0.8%
Agrium, Inc.
3.15%, 10/01/22 (b)	195,000	194,582
3.38%, 03/15/25 (b)	330,000	321,117
6.13%, 01/15/41 (b)	195,000	236,006
5.25%, 01/15/45 (b)	150,000	163,665
Airgas, Inc.
3.65%, 07/15/24 (b)	195,000	199,157
Albemarle Corp.
5.45%, 12/01/44 (b)	300,000	337,388
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	313,183
5.75%, 05/01/43	250,000	298,575
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	195,000	201,061
5.00%, 09/30/43	300,000	346,305
Domtar Corp.
4.40%, 04/01/22 (b)	300,000	310,402
Eastman Chemical Co.
2.70%, 01/15/20 (b)	193,000	192,522
Ecolab, Inc.
4.35%, 12/08/21	122,000	127,537
EI du Pont de Nemours & Co.
4.63%, 01/15/20	500,000	518,235
2.80%, 02/15/23	500,000	491,929
Goldcorp, Inc.
3.70%, 03/15/23 (b)	100,000	100,762
International Paper Co.
3.65%, 06/15/24 (b)	200,000	202,371
4.40%, 08/15/47 (b)	500,000	493,880
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Monsanto Co.
5.50%, 08/15/25	150,000	166,264
4.40%, 07/15/44 (b)	350,000	347,131
Newmont Mining Corp.
4.88%, 03/15/42 (b)	330,000	350,150
Nucor Corp.
5.20%, 08/01/43 (b)	200,000	230,754
Packaging Corp. of America
4.50%, 11/01/23 (b)	1,750,000	1,842,321
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	100,000	100,281
Praxair, Inc.
3.00%, 09/01/21	195,000	195,683
2.65%, 02/05/25 (b)	250,000	240,260
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	350,000	409,805
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (b)	500,000	513,193
Rohm & Haas Co.
7.85%, 07/15/29	250,000	334,679
RPM International, Inc.
4.25%, 01/15/48 (b)	250,000	231,756
Southern Copper Corp.
5.38%, 04/16/20	750,000	784,148
The Dow Chemical Co.
7.38%, 11/01/29	524,000	676,516
The Mosaic Co.
4.05%, 11/15/27 (b)	250,000	244,266
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	750,000	732,069
3.45%, 06/01/27 (b)	500,000	482,731
4.50%, 06/01/47 (b)	250,000	250,361
Vale Overseas Ltd.
4.63%, 09/15/20	300,000	312,120
4.38%, 01/11/22	245,000	251,615
6.88%, 11/10/39	850,000	1,034,875
		14,779,655
Capital Goods 1.2%
3M Co.
2.00%, 06/26/22	263,000	254,248
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (b)	500,000	483,225
Bemis Co., Inc.
3.10%, 09/15/26 (b)	320,000	299,935
Caterpillar Financial Services Corp.
1.85%, 09/04/20	350,000	342,092
1.70%, 08/09/21	330,000	316,556
2.40%, 08/09/26	362,000	335,225
Caterpillar, Inc.
3.40%, 05/15/24 (b)	135,000	136,561
CNH Industrial Capital LLC
4.38%, 11/06/20	300,000	306,750
Deere & Co.
5.38%, 10/16/29	362,000	423,627
Eaton Corp.
2.75%, 11/02/22	230,000	225,318
4.00%, 11/02/32	296,000	294,852
Fortive Corp.
2.35%, 06/15/21 (b)	195,000	190,383
3.15%, 06/15/26 (b)	150,000	145,313
4.30%, 06/15/46 (b)	330,000	332,827

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Electric Co.
5.55%, 05/04/20	393,000	414,005
3.15%, 09/07/22 (h)	750,000	741,881
2.70%, 10/09/22	330,000	319,440
3.38%, 03/11/24	195,000	192,080
3.45%, 05/15/24 (b)	724,000	713,307
5.88%, 01/14/38	70,000	82,105
4.13%, 10/09/42	580,000	543,229
4.50%, 03/11/44	491,000	487,493
Honeywell International, Inc.
1.85%, 11/01/21 (b)	330,000	318,694
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	500,000	469,936
3.90%, 09/01/42 (b)	300,000	303,979
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (b)	500,000	496,369
5.75%, 06/15/43	100,000	120,551
4.30%, 02/21/48 (b)	500,000	500,005
John Deere Capital Corp.
2.80%, 03/04/21	250,000	249,621
2.15%, 09/08/22	500,000	480,228
3.40%, 09/11/25	250,000	249,960
2.65%, 06/10/26	200,000	189,211
3.05%, 01/06/28	300,000	289,521
Johnson Controls International PLC
3.63%, 07/02/24 (b)	195,000	197,126
4.63%, 07/02/44 (b)	195,000	205,229
5.13%, 09/14/45 (b)(h)	200,000	225,977
L3 Technologies, Inc.
4.95%, 02/15/21 (b)	273,000	285,039
Lockheed Martin Corp.
2.50%, 11/23/20 (b)	1,100,000	1,090,290
3.10%, 01/15/23 (b)	250,000	249,990
3.55%, 01/15/26 (b)	300,000	300,516
4.09%, 09/15/52 (b)	638,000	623,339
Masco Corp.
4.50%, 05/15/47 (b)	500,000	484,657
Northrop Grumman Corp.
2.08%, 10/15/20	350,000	342,978
3.50%, 03/15/21	250,000	253,639
4.75%, 06/01/43	250,000	271,360
Owens Corning
4.20%, 12/15/22 (b)	330,000	339,654
Raytheon Co.
3.15%, 12/15/24 (b)	250,000	248,351
Republic Services, Inc.
3.55%, 06/01/22 (b)	250,000	252,571
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	800,000	782,265
3.20%, 03/15/24 (b)	655,000	641,624
Roper Technologies, Inc.
3.85%, 12/15/25 (b)	500,000	504,644
3.80%, 12/15/26 (b)	500,000	500,664
The Boeing Co.
4.88%, 02/15/20	430,000	449,992
2.80%, 03/01/27 (b)	400,000	384,138
United Technologies Corp.
1.50%, 11/01/19	600,000	588,513
1.95%, 11/01/21 (b)	195,000	187,727
4.50%, 06/01/42	100,000	103,247
Waste Management, Inc.
4.75%, 06/30/20	75,000	78,214
3.13%, 03/01/25 (b)	200,000	195,810
4.10%, 03/01/45 (b)	562,000	561,354
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xylem Inc/NY
4.88%, 10/01/21	500,000	530,902
		22,128,337
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	330,000	343,955
4.50%, 02/15/21	75,000	78,283
3.70%, 10/15/25 (b)	200,000	202,029
6.55%, 03/15/33	500,000	642,800
6.40%, 12/15/35	230,000	290,701
Activision Blizzard, Inc.
2.60%, 06/15/22 (b)	350,000	339,411
America Movil, S.A.B. de CV
6.13%, 03/30/40	330,000	401,926
American Tower Corp.
3.30%, 02/15/21 (b)	250,000	250,821
5.00%, 02/15/24	250,000	266,913
3.13%, 01/15/27 (b)	230,000	213,521
AT&T, Inc.
2.80%, 02/17/21 (b)	250,000	248,043
3.80%, 03/01/24 (b)	1,750,000	1,758,400
3.40%, 05/15/25 (b)	230,000	221,212
7.13%, 03/15/26 (c)	562,000	668,214
3.90%, 08/14/27 (b)	1,000,000	995,033
4.10%, 02/15/28 (b)(c)	1,377,000	1,352,335
4.30%, 02/15/30 (b)(c)	1,597,000	1,561,689
8.25%, 11/15/31 (c)	1,000,000	1,350,278
5.25%, 03/01/37 (b)	500,000	517,524
4.30%, 12/15/42 (b)	250,000	228,513
4.35%, 06/15/45 (b)	730,000	656,139
4.75%, 05/15/46 (b)	300,000	285,313
4.50%, 03/09/48 (b)	824,000	753,642
5.15%, 02/14/50 (b)	500,000	501,163
CBS Corp.
3.50%, 01/15/25 (b)	330,000	324,184
7.88%, 07/30/30	50,000	65,661
4.90%, 08/15/44 (b)	195,000	196,283
4.60%, 01/15/45 (b)	330,000	323,651
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	750,000	755,725
4.46%, 07/23/22 (b)	500,000	512,056
4.91%, 07/23/25 (b)	500,000	514,771
4.20%, 03/15/28 (b)	500,000	480,853
6.38%, 10/23/35 (b)	230,000	260,396
6.48%, 10/23/45 (b)	500,000	565,161
Comcast Corp.
5.70%, 07/01/19	195,000	202,801
2.75%, 03/01/23 (b)	250,000	244,430
3.30%, 02/01/27 (b)	650,000	628,252
7.05%, 03/15/33	500,000	654,807
6.50%, 11/15/35	195,000	249,842
4.60%, 08/15/45 (b)	1,224,000	1,279,491
3.97%, 11/01/47 (b)	92,000	86,095
4.00%, 11/01/49 (b)	30,000	28,020
4.05%, 11/01/52 (b)	72,000	67,310
Crown Castle International Corp.
2.25%, 09/01/21 (b)	250,000	242,463
4.88%, 04/15/22	330,000	347,036
5.25%, 01/15/23	350,000	375,468
4.45%, 02/15/26 (b)	195,000	198,399
4.75%, 05/15/47 (b)	250,000	251,672
Deutsche Telekom International Finance BV
8.75%, 06/15/30	550,000	785,717

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discovery Communications LLC
4.90%, 03/11/26 (b)	100,000	103,923
3.95%, 03/20/28 (b)	500,000	480,876
5.00%, 09/20/37 (b)	250,000	250,359
6.35%, 06/01/40	750,000	847,131
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	295,000	301,693
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	346,466
4.38%, 04/01/21	195,000	203,343
4.45%, 01/15/43	230,000	231,827
Omnicom Group, Inc.
4.45%, 08/15/20	330,000	341,537
3.63%, 05/01/22	250,000	253,041
3.65%, 11/01/24 (b)	230,000	229,219
3.60%, 04/15/26 (b)	1,000,000	977,715
Orange S.A.
9.00%, 03/01/31 (h)	380,000	561,703
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	330,000	362,557
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	175,000	173,579
TCI Communications, Inc.
7.13%, 02/15/28	230,000	287,886
Telefonica Emisiones S.A.U.
5.46%, 02/16/21	330,000	351,624
7.05%, 06/20/36	195,000	248,296
5.21%, 03/08/47	500,000	527,548
The Walt Disney Co.
3.00%, 02/13/26	700,000	685,858
1.85%, 07/30/26	500,000	445,553
Time Warner Cable LLC
5.00%, 02/01/20	330,000	341,547
5.88%, 11/15/40 (b)	1,224,000	1,295,807
Time Warner, Inc.
4.88%, 03/15/20	263,000	273,100
3.55%, 06/01/24 (b)	1,000,000	991,798
3.88%, 01/15/26 (b)	900,000	888,015
Verizon Communications, Inc.
2.63%, 02/21/20	1,000,000	998,230
3.00%, 11/01/21 (b)	263,000	261,811
5.15%, 09/15/23	530,000	574,818
4.15%, 03/15/24 (b)	330,000	340,199
3.50%, 11/01/24 (b)	330,000	328,066
4.40%, 11/01/34 (b)	530,000	521,721
4.27%, 01/15/36	905,000	870,709
4.75%, 11/12/41	724,000	723,255
4.86%, 08/21/46	250,000	249,928
4.52%, 09/15/48	562,000	533,248
5.01%, 08/21/54	350,000	346,181
4.67%, 03/15/55	1,000,000	937,901
Viacom, Inc.
4.25%, 09/01/23 (b)	263,000	270,092
Vodafone Group PLC
2.95%, 02/19/23	380,000	373,021
WPP Finance 2010
3.75%, 09/19/24	100,000	100,158
		43,199,741
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	724,000	721,033
2.80%, 06/06/23 (b)	750,000	729,742
3.40%, 12/06/27 (b)	500,000	477,701
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amazon.com, Inc.
2.50%, 11/29/22 (b)	230,000	224,816
3.80%, 12/05/24 (b)	195,000	200,340
3.15%, 08/22/27 (b)(c)	1,000,000	965,826
3.88%, 08/22/37 (b)(c)	250,000	249,275
4.95%, 12/05/44 (b)	330,000	375,746
American Honda Finance Corp.
2.90%, 02/16/24	590,000	579,885
Booking Holdings, Inc.
2.75%, 03/15/23 (b)	500,000	485,253
Costco Wholesale Corp.
1.70%, 12/15/19	330,000	324,493
2.15%, 05/18/21 (b)	500,000	490,319
3.00%, 05/18/27 (b)	500,000	484,234
D.R. Horton, Inc.
5.75%, 08/15/23 (b)	400,000	441,250
Delphi Corp.
4.15%, 03/15/24 (b)	100,000	102,504
eBay, Inc.
2.60%, 07/15/22 (b)	195,000	188,733
2.75%, 01/30/23 (b)	500,000	484,352
Ford Motor Co.
4.35%, 12/08/26 (b)	330,000	325,739
6.63%, 10/01/28	200,000	231,744
7.45%, 07/16/31	393,000	479,590
4.75%, 01/15/43	405,000	375,145
5.29%, 12/08/46 (b)	195,000	192,503
Ford Motor Credit Co., LLC
3.34%, 03/18/21	250,000	248,649
2.98%, 08/03/22 (b)	1,000,000	969,194
3.82%, 11/02/27 (b)	750,000	704,394
General Motors Co.
4.88%, 10/02/23	562,000	590,173
4.20%, 10/01/27 (b)	500,000	493,014
6.25%, 10/02/43	195,000	218,549
General Motors Financial Co., Inc.
2.35%, 10/04/19	1,000,000	989,947
3.15%, 01/15/20 (b)	800,000	801,617
3.25%, 01/05/23 (b)	250,000	245,077
3.70%, 05/09/23 (b)	562,000	559,886
3.85%, 01/05/28 (b)	500,000	475,895
Hyatt Hotels Corp.
3.38%, 07/15/23 (b)	200,000	199,128
Kohl's Corp.
4.00%, 11/01/21 (b)	200,000	204,194
4.25%, 07/17/25 (b)	500,000	508,753
5.55%, 07/17/45 (b)	250,000	246,311
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	495,000	496,494
3.38%, 09/15/25 (b)	724,000	713,071
4.65%, 04/15/42 (b)	195,000	208,664
Macys Retail Holdings, Inc.
6.38%, 03/15/37	258,000	264,301
Marriott International, Inc.
2.88%, 03/01/21 (b)	100,000	99,531
3.75%, 03/15/25 (b)	330,000	330,964
McDonald's Corp.
2.20%, 05/26/20 (b)	500,000	495,299
3.70%, 01/30/26 (b)	330,000	331,563
3.50%, 03/01/27 (b)	200,000	197,358
4.88%, 12/09/45 (b)	270,000	293,505
NIKE, Inc.
3.38%, 11/01/46 (b)	500,000	452,644

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nordstrom, Inc.
4.00%, 03/15/27 (b)	296,000	289,574
QVC, Inc.
5.13%, 07/02/22	330,000	341,916
4.38%, 03/15/23	350,000	349,551
4.85%, 04/01/24	1,000,000	1,014,199
5.45%, 08/15/34 (b)	195,000	186,754
Starbucks Corp.
2.20%, 11/22/20	200,000	198,099
2.10%, 02/04/21 (b)	100,000	98,229
3.85%, 10/01/23 (b)	245,000	255,045
Target Corp.
2.30%, 06/26/19	330,000	329,382
3.50%, 07/01/24	263,000	268,571
4.00%, 07/01/42	75,000	73,697
3.90%, 11/15/47 (b)	500,000	479,349
The Home Depot, Inc.
2.00%, 06/15/19 (b)	600,000	597,049
2.63%, 06/01/22 (b)	250,000	246,968
3.75%, 02/15/24 (b)	195,000	201,276
5.88%, 12/16/36	830,000	1,057,996
4.20%, 04/01/43 (b)	330,000	338,708
4.88%, 02/15/44 (b)	195,000	219,855
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,000,000	987,531
3.40%, 09/15/21	789,000	801,730
2.63%, 01/10/23	100,000	97,962
Visa, Inc.
4.15%, 12/14/35 (b)	330,000	348,475
4.30%, 12/14/45 (b)	295,000	313,916
Wal-Mart Stores, Inc.
2.55%, 04/11/23 (b)	850,000	833,035
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	330,000	328,915
3.80%, 11/18/24 (b)	330,000	328,266
3.45%, 06/01/26 (b)	1,000,000	948,451
		32,002,897
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.35%, 11/22/19	263,000	261,717
2.80%, 09/15/20 (b)	1,000,000	997,504
2.90%, 11/30/21 (b)	1,000,000	992,041
4.90%, 11/30/46 (b)	826,000	891,761
AbbVie, Inc.
2.85%, 05/14/23 (b)	500,000	485,325
3.60%, 05/14/25 (b)	200,000	198,107
3.20%, 05/14/26 (b)	500,000	478,255
4.50%, 05/14/35 (b)	250,000	258,295
4.30%, 05/14/36 (b)	1,000,000	1,011,523
4.40%, 11/06/42	1,195,000	1,193,656
Actavis Funding SCS
3.85%, 06/15/24 (b)	1,500,000	1,500,417
3.80%, 03/15/25 (b)	1,000,000	988,219
4.75%, 03/15/45 (b)	111,000	110,517
Altria Group, Inc.
5.38%, 01/31/44	562,000	645,217
Amgen, Inc.
1.85%, 08/19/21 (b)	300,000	287,925
2.60%, 08/19/26 (b)	330,000	301,859
4.66%, 06/15/51 (b)	1,075,000	1,089,320
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	1,195,000	1,184,605
3.65%, 02/01/26 (b)	1,230,000	1,219,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 02/01/36 (b)	405,000	426,874
4.90%, 02/01/46 (b)	1,250,000	1,338,197
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	296,000	309,331
4.44%, 10/06/48 (b)	750,000	756,658
AstraZeneca PLC
2.38%, 11/16/20	230,000	227,046
6.45%, 09/15/37	330,000	423,076
BAT Capital Corp.
2.30%, 08/14/20 (c)	500,000	491,230
Baxalta, Inc.
3.60%, 06/23/22 (b)	330,000	331,205
4.00%, 06/23/25 (b)	330,000	329,005
5.25%, 06/23/45 (b)	330,000	356,402
Baxter International, Inc.
2.60%, 08/15/26 (b)	79,000	72,408
Becton Dickinson & Co.
2.68%, 12/15/19	100,000	99,675
2.40%, 06/05/20	500,000	492,091
3.36%, 06/06/24 (b)	500,000	482,523
3.73%, 12/15/24 (b)	102,000	100,599
4.69%, 12/15/44 (b)	250,000	251,475
4.67%, 06/06/47 (b)	200,000	199,784
Biogen, Inc.
2.90%, 09/15/20	500,000	499,752
3.63%, 09/15/22	150,000	151,912
Boston Scientific Corp.
3.85%, 05/15/25	375,000	376,962
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	195,000	208,597
3.75%, 09/25/27 (b)	500,000	482,764
Cardinal Health, Inc.
3.08%, 06/15/24 (b)	1,000,000	960,077
3.75%, 09/15/25 (b)	330,000	326,956
4.90%, 09/15/45 (b)	430,000	438,808
Celgene Corp.
2.88%, 08/15/20	724,000	722,549
2.75%, 02/15/23 (b)	500,000	485,378
3.63%, 05/15/24 (b)	724,000	722,775
3.45%, 11/15/27 (b)	500,000	476,379
5.25%, 08/15/43	1,500,000	1,606,160
4.35%, 11/15/47 (b)	250,000	236,417
Colgate-Palmolive Co.
3.25%, 03/15/24	500,000	504,377
Constellation Brands, Inc.
3.20%, 02/15/23 (b)	500,000	494,955
4.25%, 05/01/23	100,000	103,581
CVS Health Corp.
2.80%, 07/20/20 (b)	250,000	248,360
2.13%, 06/01/21 (b)	330,000	318,541
2.75%, 12/01/22 (b)	724,000	699,050
3.38%, 08/12/24 (b)	230,000	224,076
4.88%, 07/20/35 (b)	500,000	520,890
5.13%, 07/20/45 (b)	275,000	288,385
Diageo Capital PLC
4.83%, 07/15/20	100,000	104,777
2.63%, 04/29/23 (b)	50,000	48,560
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	330,000	313,772
Eli Lilly & Co.
2.75%, 06/01/25 (b)	50,000	48,297
3.70%, 03/01/45 (b)	330,000	319,388
3.95%, 05/15/47 (b)	1,000,000	1,012,946

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Express Scripts Holding Co.
2.25%, 06/15/19	330,000	327,602
4.75%, 11/15/21	400,000	419,241
4.50%, 02/25/26 (b)	350,000	361,267
4.80%, 07/15/46 (b)	330,000	330,956
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	724,000	756,556
5.65%, 12/01/41 (b)	724,000	858,753
4.75%, 03/01/46 (b)	270,000	283,354
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	263,000	349,696
Hasbro, Inc.
5.10%, 05/15/44 (b)	1,000,000	979,400
Johnson & Johnson
2.45%, 12/05/21	100,000	99,407
3.38%, 12/05/23	500,000	512,091
2.45%, 03/01/26 (b)	100,000	94,117
3.63%, 03/03/37 (b)	500,000	498,511
3.70%, 03/01/46 (b)	330,000	324,558
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	750,000	728,244
Kellogg Co.
2.65%, 12/01/23	500,000	486,471
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	330,000	373,448
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	210,543
Kraft Heinz Foods Co.
5.38%, 02/10/20	256,000	267,330
3.50%, 06/06/22	985,000	986,807
5.00%, 06/04/42	250,000	249,696
5.20%, 07/15/45 (b)	330,000	337,374
4.38%, 06/01/46 (b)	330,000	303,293
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	99,851
McKesson Corp.
2.28%, 03/15/19	496,000	494,616
2.70%, 12/15/22 (b)	750,000	728,343
3.80%, 03/15/24 (b)	330,000	334,236
Medtronic Global Holdings SCA
3.35%, 04/01/27 (b)	600,000	592,737
Medtronic, Inc.
3.13%, 03/15/22 (b)	562,000	563,891
3.50%, 03/15/25	350,000	349,902
4.38%, 03/15/35	330,000	349,929
4.63%, 03/15/45	275,000	298,980
Merck & Co., Inc.
3.88%, 01/15/21 (b)	493,000	508,802
2.75%, 02/10/25 (b)	280,000	270,608
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,218,000	1,174,335
3.50%, 05/01/22	195,000	195,811
4.20%, 07/15/46 (b)	330,000	310,588
Mondelez International, Inc.
5.38%, 02/10/20	61,000	63,913
Mylan, Inc.
4.20%, 11/29/23 (b)	230,000	232,427
Newell Brands, Inc.
3.15%, 04/01/21 (b)	150,000	148,591
5.00%, 11/15/23 (b)	195,000	202,065
Novartis Capital Corp.
3.40%, 05/06/24	100,000	100,938
3.10%, 05/17/27 (b)	900,000	881,227
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PepsiCo, Inc.
4.50%, 01/15/20	195,000	201,666
4.88%, 11/01/40	330,000	373,423
4.60%, 07/17/45 (b)	500,000	542,804
4.45%, 04/14/46 (b)	1,330,000	1,425,487
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (b)	491,000	490,133
Pfizer, Inc.
2.10%, 05/15/19	393,000	391,286
7.20%, 03/15/39	260,000	378,163
4.40%, 05/15/44	330,000	353,252
4.13%, 12/15/46	250,000	257,931
Philip Morris International, Inc.
2.00%, 02/21/20	500,000	492,716
2.90%, 11/15/21	230,000	228,783
2.13%, 05/10/23 (b)	1,183,000	1,117,582
3.25%, 11/10/24	330,000	325,341
3.38%, 08/11/25 (b)	330,000	325,457
6.38%, 05/16/38	100,000	129,744
Quest Diagnostics, Inc.
4.70%, 04/01/21	562,000	588,984
3.50%, 03/30/25 (b)	820,000	810,692
Reynolds American, Inc.
4.45%, 06/12/25 (b)	195,000	201,042
7.25%, 06/15/37	250,000	330,505
5.85%, 08/15/45 (b)	1,000,000	1,168,557
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (b)	500,000	479,286
3.20%, 09/23/26 (b)	85,000	79,199
The Coca-Cola Co.
3.15%, 11/15/20	195,000	197,370
2.20%, 05/25/22	500,000	485,433
2.88%, 10/27/25	100,000	97,299
2.25%, 09/01/26	562,000	518,453
The JM Smucker Co.
3.50%, 10/15/21	500,000	509,023
3.50%, 03/15/25	637,000	633,315
The Kroger Co.
6.15%, 01/15/20	100,000	105,816
2.95%, 11/01/21 (b)	500,000	497,284
2.80%, 08/01/22 (b)	500,000	489,555
4.65%, 01/15/48 (b)	750,000	726,956
The Procter & Gamble Co.
2.45%, 11/03/26	491,000	456,434
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	283,000	291,920
5.30%, 02/01/44 (b)	195,000	220,813
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	1,000,000	997,536
3.95%, 08/15/24 (b)	150,000	152,674
4.55%, 06/02/47 (b)	1,000,000	1,017,593
Unilever Capital Corp.
4.25%, 02/10/21	530,000	551,834
2.00%, 07/28/26	100,000	89,636
Zoetis, Inc.
3.25%, 02/01/23 (b)	70,000	69,528
4.70%, 02/01/43 (b)	195,000	207,841
		70,777,681
Energy 2.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (b)	200,000	208,799
6.45%, 09/15/36	195,000	232,958
7.95%, 06/15/39	150,000	204,341

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Apache Corp.
6.00%, 01/15/37	330,000	376,299
4.25%, 01/15/44 (b)	1,000,000	923,578
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	516,970
BP Capital Markets PLC
2.24%, 05/10/19	330,000	328,742
2.52%, 01/15/20	133,000	132,478
2.32%, 02/13/20	195,000	193,397
4.50%, 10/01/20	330,000	342,920
2.11%, 09/16/21 (b)	1,000,000	968,615
3.28%, 09/19/27 (b)	750,000	728,851
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	330,000	328,738
6.25%, 03/15/38	330,000	398,974
Cenovus Energy, Inc.
3.00%, 08/15/22 (b)	750,000	727,814
6.75%, 11/15/39	1,000,000	1,150,135
Chevron Corp.
4.95%, 03/03/19	330,000	337,854
3.19%, 06/24/23 (b)	1,000,000	1,001,963
2.95%, 05/16/26 (b)	100,000	96,026
Cimarex Energy Co.
4.38%, 06/01/24 (b)	330,000	342,808
ConocoPhillips Co.
4.95%, 03/15/26 (b)	550,000	598,099
6.50%, 02/01/39	70,000	91,835
Devon Energy Corp.
5.60%, 07/15/41 (b)	1,000,000	1,119,596
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (b)	263,000	279,443
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	395,000	404,864
5.50%, 09/15/40 (b)	330,000	351,094
Enbridge, Inc.
3.70%, 07/15/27 (b)	1,400,000	1,353,200
Energy Transfer LP
4.15%, 10/01/20 (b)	500,000	510,200
5.20%, 02/01/22 (b)(h)	1,000,000	1,053,637
4.90%, 03/15/35 (b)	230,000	219,835
6.50%, 02/01/42 (b)(h)	350,000	388,501
6.13%, 12/15/45 (b)	465,000	497,740
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	230,000	231,333
4.85%, 07/15/26 (b)	330,000	335,685
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	393,000	391,328
3.90%, 02/15/24 (b)	195,000	198,027
3.75%, 02/15/25 (b)	480,000	482,759
4.90%, 05/15/46 (b)	750,000	790,187
EOG Resources, Inc.
5.63%, 06/01/19	330,000	341,402
2.63%, 03/15/23 (b)	110,000	106,443
3.90%, 04/01/35 (b)	724,000	711,838
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	491,000	482,743
3.57%, 03/06/45 (b)	330,000	314,441
4.11%, 03/01/46 (b)	100,000	104,545
Halliburton Co.
3.50%, 08/01/23 (b)	100,000	100,684
3.80%, 11/15/25 (b)	845,000	846,875
5.00%, 11/15/45 (b)	330,000	358,126
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	330,000	340,799
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Husky Energy, Inc.
4.00%, 04/15/24 (b)	650,000	659,528
Kerr-McGee Corp.
6.95%, 07/01/24	491,000	570,266
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	263,000	281,439
4.30%, 05/01/24 (b)	296,000	301,243
6.95%, 01/15/38	330,000	398,332
4.70%, 11/01/42 (b)	195,000	183,847
5.40%, 09/01/44 (b)	195,000	201,067
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)(h)	400,000	400,399
4.30%, 06/01/25 (b)	195,000	197,069
5.55%, 06/01/45 (b)	330,000	348,684
Marathon Oil Corp.
2.80%, 11/01/22 (b)	195,000	188,532
4.40%, 07/15/27 (b)	1,000,000	1,017,933
6.60%, 10/01/37	500,000	606,228
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	230,000	229,310
5.00%, 09/15/54 (b)	250,000	244,378
MPLX LP
4.70%, 04/15/48 (b)	1,500,000	1,459,227
Nexen Energy ULC
5.88%, 03/10/35	195,000	227,608
NiSource Finance Corp.
5.25%, 02/15/43 (b)	195,000	220,719
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	100,000	98,701
4.40%, 04/15/46 (b)	830,000	847,795
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	330,000	324,446
Pioneer Natural Resources Co.
7.50%, 01/15/20	724,000	782,980
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	330,000	329,359
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (b)	500,000	527,133
5.75%, 05/15/24 (b)	630,000	681,190
5.00%, 03/15/27 (b)	500,000	519,678
Shell International Finance BV
4.30%, 09/22/19	230,000	235,934
3.25%, 05/11/25	80,000	79,081
6.38%, 12/15/38	500,000	661,685
3.63%, 08/21/42	330,000	308,991
4.38%, 05/11/45	330,000	351,128
4.00%, 05/10/46	330,000	326,870
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	330,000	314,826
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	724,000	721,995
6.50%, 06/15/38	750,000	964,971
6.85%, 06/01/39	250,000	337,898
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (b)	1,000,000	1,004,789
5.40%, 10/01/47 (b)	500,000	490,070
Total Capital International S.A.
2.88%, 02/17/22	330,000	327,691
3.75%, 04/10/24	100,000	102,775
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100,000	115,393
5.00%, 10/16/43 (b)	500,000	553,676

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valero Energy Corp.
3.40%, 09/15/26 (b)	500,000	478,433
6.63%, 06/15/37	330,000	411,072
4.90%, 03/15/45	230,000	244,991
Western Gas Partners LP
3.95%, 06/01/25 (b)	330,000	322,789
Williams Partners LP
3.60%, 03/15/22 (b)	195,000	195,519
4.30%, 03/04/24 (b)	1,000,000	1,026,306
		43,971,493
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (b)	100,000	100,457
Fluor Corp.
3.50%, 12/15/24 (b)	500,000	502,705
Howard Hughes Medical Institute
3.50%, 09/01/23	330,000	337,372
President & Fellows of Harvard College
3.30%, 07/15/56 (b)	100,000	90,564
Princeton University
4.95%, 03/01/19	772,000	791,054
		1,822,152
Technology 2.1%
Agilent Technologies, Inc.
3.88%, 07/15/23 (b)	80,000	81,070
Alphabet, Inc.
3.38%, 02/25/24	195,000	198,986
Apple, Inc.
2.10%, 05/06/19	650,000	647,739
1.50%, 09/12/19	300,000	296,293
2.85%, 05/06/21	330,000	330,629
2.15%, 02/09/22	100,000	97,105
2.70%, 05/13/22	1,000,000	995,820
2.40%, 05/03/23	330,000	319,434
2.50%, 02/09/25	689,000	651,236
3.25%, 02/23/26 (b)	80,000	78,804
3.35%, 02/09/27 (b)	750,000	740,096
3.85%, 05/03/43	330,000	322,339
4.65%, 02/23/46 (b)	809,000	884,535
4.25%, 02/09/47 (b)	195,000	201,465
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	498,826
3.90%, 10/01/25 (b)	750,000	772,070
3.30%, 04/01/27 (b)	400,000	392,084
Baidu, Inc.
3.00%, 06/30/20	250,000	249,087
4.13%, 06/30/25	500,000	503,161
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	500,000	494,084
3.00%, 01/15/22 (b)	500,000	489,077
3.13%, 01/15/25 (b)	500,000	470,636
Cisco Systems, Inc.
4.45%, 01/15/20	600,000	621,248
2.45%, 06/15/20	250,000	248,562
3.50%, 06/15/25	762,000	774,424
5.50%, 01/15/40	450,000	562,024
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (b)(c)	430,000	459,826
8.35%, 07/15/46 (b)(c)	195,000	247,812
Fidelity National Information Services, Inc.
5.00%, 10/15/25 (b)	92,000	98,769
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fiserv, Inc.
2.70%, 06/01/20 (b)	195,000	194,660
Harris Corp.
6.15%, 12/15/40	195,000	241,507
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	500,000	506,048
4.40%, 10/15/22 (b)	100,000	103,786
4.90%, 10/15/25 (b)	230,000	238,780
6.20%, 10/15/35 (b)	1,000,000	1,070,109
6.35%, 10/15/45 (b)	862,000	913,210
HP, Inc.
4.65%, 12/09/21	100,000	104,690
Intel Corp.
1.85%, 05/11/20	250,000	246,242
1.70%, 05/19/21 (b)	350,000	339,031
3.30%, 10/01/21	263,000	267,954
2.88%, 05/11/24 (b)	750,000	732,787
3.70%, 07/29/25 (b)	750,000	765,801
4.80%, 10/01/41	195,000	221,921
4.10%, 05/19/46 (b)	550,000	563,264
International Business Machines Corp.
1.80%, 05/17/19	1,000,000	991,514
2.25%, 02/19/21	330,000	324,886
3.30%, 01/27/27	500,000	493,024
6.22%, 08/01/27	230,000	279,318
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	400,000	413,465
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	230,000	241,881
Lam Research Corp.
2.80%, 06/15/21 (b)	360,000	357,309
3.80%, 03/15/25 (b)	330,000	335,360
Microsoft Corp.
2.00%, 11/03/20 (b)	350,000	344,559
1.55%, 08/08/21 (b)	1,000,000	958,990
3.13%, 11/03/25 (b)	330,000	325,932
3.30%, 02/06/27 (b)	250,000	248,033
3.45%, 08/08/36 (b)	500,000	485,730
4.10%, 02/06/37 (b)	300,000	315,720
4.50%, 10/01/40	750,000	831,001
3.70%, 08/08/46 (b)	2,224,000	2,164,948
4.25%, 02/06/47 (b)	100,000	106,948
Motorola Solutions, Inc.
3.50%, 03/01/23	330,000	324,131
NetApp, Inc.
3.38%, 06/15/21 (b)	230,000	230,888
NVIDIA Corp.
2.20%, 09/16/21 (b)	330,000	321,387
3.20%, 09/16/26 (b)	330,000	319,966
Oracle Corp.
5.00%, 07/08/19	500,000	516,391
1.90%, 09/15/21 (b)	750,000	725,322
3.63%, 07/15/23	562,000	574,668
2.95%, 05/15/25 (b)	1,051,000	1,019,011
3.90%, 05/15/35 (b)	350,000	347,518
5.38%, 07/15/40	50,000	60,450
4.50%, 07/08/44 (b)	330,000	355,479
4.00%, 07/15/46 (b)	70,000	69,238
QUALCOMM, Inc.
1.85%, 05/20/19	350,000	346,899
3.25%, 05/20/27 (b)	1,000,000	936,182
Seagate HDD Cayman
4.75%, 01/01/25	150,000	145,586
4.88%, 06/01/27 (b)	500,000	478,751

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Instruments, Inc.
1.65%, 08/03/19	500,000	494,409
1.85%, 05/15/22 (b)	1,051,000	1,007,229
VMware, Inc.
2.30%, 08/21/20	750,000	731,699
2.95%, 08/21/22 (b)	150,000	144,784
3.90%, 08/21/27 (b)	1,500,000	1,431,619
Xerox Corp.
3.63%, 03/15/23 (b)	250,000	244,427
		39,281,683
Transportation 0.6%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	431,420	421,087
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	184,860	178,224
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (b)	100,000	112,654
4.55%, 09/01/44 (b)	195,000	209,379
4.05%, 06/15/48 (b)	1,000,000	1,002,492
Canadian Pacific Railway Co.
4.45%, 03/15/23 (b)	100,000	104,865
Continental Airlines 2010-1 Class A Pass-Through Trust
4.75%, 07/12/22	132,698	137,222
CSX Corp.
3.70%, 10/30/20 (b)	250,000	255,777
6.22%, 04/30/40	1,000,000	1,255,373
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	493,827
FedEx Corp.
3.25%, 04/01/26 (b)	250,000	244,210
3.30%, 03/15/27 (b)	250,000	243,595
3.40%, 02/15/28 (b)	500,000	488,489
4.10%, 02/01/45	500,000	475,290
Norfolk Southern Corp.
5.90%, 06/15/19	195,000	203,119
3.95%, 10/01/42 (b)	330,000	319,049
Ryder System, Inc.
2.55%, 06/01/19 (b)	195,000	194,425
3.40%, 03/01/23 (b)	250,000	250,186
Southwest Airlines Co.
2.65%, 11/05/20 (b)	330,000	327,877
3.00%, 11/15/26 (b)	145,000	136,536
Union Pacific Corp.
4.00%, 02/01/21 (b)	1,500,000	1,547,776
4.16%, 07/15/22 (b)	862,000	900,017
3.25%, 08/15/25 (b)	330,000	327,726
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	250,000	239,741
6.20%, 01/15/38	195,000	253,826
4.88%, 11/15/40 (b)	250,000	282,215
		10,604,977
		278,568,616

Utility 1.8%
Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	263,000	258,979
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	98,000	125,108
6.50%, 09/15/37	330,000	437,711
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (b)	507,000	467,001
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	230,000	265,791
4.45%, 03/15/44 (b)	230,000	246,130
Consolidated Edison, Inc.
2.00%, 05/15/21 (b)	100,000	97,082
Consumers Energy Co.
3.38%, 08/15/23 (b)	330,000	331,879
3.95%, 05/15/43 (b)	330,000	333,471
Dominion Energy, Inc.
2.50%, 12/01/19 (b)	250,000	248,030
2.58%, 07/01/20	500,000	494,251
4.45%, 03/15/21	625,000	647,065
2.85%, 08/15/26 (b)	300,000	280,181
5.25%, 08/01/33	330,000	366,500
5.75%, 10/01/54 (a)(b)(j)	250,000	266,875
DTE Energy Co.
2.85%, 10/01/26 (b)	750,000	699,829
Duke Energy Carolinas LLC
6.45%, 10/15/32	230,000	291,516
4.25%, 12/15/41 (b)	55,000	57,703
Duke Energy Corp.
3.75%, 04/15/24 (b)	655,000	663,973
3.75%, 09/01/46 (b)	400,000	366,091
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	655,000	639,565
Duke Energy Progress LLC
4.15%, 12/01/44 (b)	1,128,000	1,157,723
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	500,000	483,985
Eversource Energy
2.75%, 03/15/22 (b)	200,000	196,904
3.15%, 01/15/25 (b)	330,000	322,655
Exelon Corp.
2.85%, 06/15/20 (b)	200,000	199,253
4.95%, 06/15/35 (b)(c)	330,000	362,105
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	724,000	724,172
6.25%, 10/01/39	562,000	631,931
5.60%, 06/15/42 (b)	195,000	206,050
FirstEnergy Corp.
3.90%, 07/15/27 (b)	750,000	743,359
Florida Power & Light Co.
5.69%, 03/01/40	500,000	634,817
5.25%, 02/01/41 (b)	500,000	600,615
4.05%, 06/01/42 (b)	1,000,000	1,036,686
Georgia Power Co.
5.95%, 02/01/39	1,000,000	1,224,908
Gulf Power Co.
3.30%, 05/30/27 (b)	1,000,000	972,889
Indiana Michigan Power Co.
4.55%, 03/15/46 (b)	1,000,000	1,079,496
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	393,000	400,231
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	500,000	490,691
2.40%, 04/25/22 (b)	1,000,000	974,082
Northern States Power Co./MN
3.60%, 09/15/47 (b)	500,000	472,409
NSTAR Electric Co.
5.50%, 03/15/40	400,000	485,927

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oncor Electric Delivery Co., LLC
4.55%, 12/01/41 (b)	580,000	631,822
Pacific Gas & Electric Co.
5.80%, 03/01/37	263,000	305,732
5.40%, 01/15/40	100,000	111,590
4.30%, 03/15/45 (b)	330,000	318,887
PacifiCorp
6.00%, 01/15/39	330,000	424,972
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	724,000	723,835
3.10%, 05/15/26 (b)	500,000	475,020
PSEG Power LLC
3.00%, 06/15/21 (b)	400,000	399,092
8.63%, 04/15/31 (h)	330,000	430,432
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	464,583
Sempra Energy
2.40%, 03/15/20 (b)	330,000	326,791
Southern California Edison Co.
4.00%, 04/01/47 (b)	500,000	500,361
Southern Power Co.
4.95%, 12/15/46 (b)	530,000	559,606
Southwestern Electric Power Co.
2.75%, 10/01/26 (b)	500,000	467,776
3.90%, 04/01/45 (b)	500,000	481,637
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	376,298
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	206,000	212,367
2.40%, 03/15/21 (b)	195,000	191,864
		28,388,284
Natural Gas 0.2%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	300,000	306,537
NiSource Finance Corp.
4.80%, 02/15/44 (b)	659,000	710,002
Sempra Energy
3.75%, 11/15/25 (b)	250,000	250,811
3.40%, 02/01/28 (b)	1,000,000	956,650
Southern California Gas Co.
3.15%, 09/15/24 (b)	50,000	49,806
2.60%, 06/15/26 (b)	530,000	496,098
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (b)	75,000	75,949
		2,845,853
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (b)	750,000	725,594
		31,959,731
Total Corporates
(Cost $469,659,906)		460,770,582

Treasuries 37.0% of net assets
Bonds
8.13%, 08/15/19	655,300	712,050
8.50%, 02/15/20	242,000	271,083
8.75%, 05/15/20	200,000	228,066
8.75%, 08/15/20 (h)	500,000	576,221
7.88%, 02/15/21	250,000	289,106
Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.13%, 05/15/21	250,000	293,652
8.13%, 08/15/21	400,000	474,844
7.63%, 11/15/22	327,600	400,600
7.13%, 02/15/23 (h)	1,000,000	1,208,164
6.25%, 08/15/23	775,000	915,484
7.50%, 11/15/24	300,000	387,047
7.63%, 02/15/25	550,000	718,566
6.88%, 08/15/25	500,000	637,402
6.00%, 02/15/26 (h)	1,310,800	1,608,956
6.75%, 08/15/26	250,000	323,906
6.50%, 11/15/26	655,300	840,089
6.63%, 02/15/27 (h)	196,400	255,408
6.38%, 08/15/27	743,300	960,236
6.13%, 11/15/27 (h)	1,509,500	1,925,438
5.50%, 08/15/28 (h)	480,000	592,913
5.25%, 11/15/28	688,100	837,224
5.25%, 02/15/29	2,795,300	3,412,723
6.13%, 08/15/29	600,000	788,461
6.25%, 05/15/30	750,000	1,006,729
5.38%, 02/15/31	1,210,000	1,530,815
4.50%, 02/15/36	2,558,700	3,100,875
4.75%, 02/15/37	830,000	1,040,937
5.00%, 05/15/37	920,000	1,188,076
4.38%, 02/15/38	1,377,600	1,657,882
4.50%, 05/15/38	1,310,000	1,603,522
3.50%, 02/15/39	1,255,300	1,344,961
4.25%, 05/15/39 (h)	1,229,500	1,460,872
4.50%, 08/15/39	1,023,300	1,257,160
4.38%, 11/15/39	1,325,900	1,603,459
4.63%, 02/15/40 (h)	2,048,600	2,561,350
4.38%, 05/15/40	1,702,000	2,061,115
3.88%, 08/15/40 (h)	1,359,100	1,536,500
4.25%, 11/15/40	1,473,600	1,756,692
4.75%, 02/15/41 (h)	2,350,000	2,996,663
4.38%, 05/15/41	1,313,700	1,595,299
3.75%, 08/15/41	1,403,600	1,558,983
3.13%, 11/15/41	1,481,600	1,489,645
3.13%, 02/15/42	4,630,900	4,655,411
3.00%, 05/15/42	1,405,300	1,382,217
2.75%, 08/15/42	2,068,100	1,942,681
2.75%, 11/15/42	2,560,800	2,402,350
3.13%, 02/15/43 (h)	2,332,900	2,338,641
2.88%, 05/15/43	3,672,800	3,518,715
3.63%, 08/15/43	2,842,900	3,097,651
3.75%, 11/15/43 (h)	2,652,900	2,949,486
3.63%, 02/15/44	3,312,900	3,610,802
3.38%, 05/15/44	3,043,600	3,182,345
3.13%, 08/15/44	3,888,200	3,890,630
3.00%, 11/15/44	3,703,600	3,620,414
2.50%, 02/15/45 (h)	3,607,000	3,194,168
3.00%, 05/15/45	3,868,600	3,780,045
2.88%, 08/15/45	3,838,200	3,659,634
3.00%, 11/15/45	3,668,600	3,582,617
2.50%, 02/15/46	3,657,900	3,227,954
2.50%, 05/15/46	3,417,800	3,012,605
2.25%, 08/15/46	4,945,800	4,124,915
2.88%, 11/15/46 (h)	3,348,900	3,186,099
3.00%, 02/15/47	3,686,600	3,595,587
3.00%, 05/15/47	3,319,000	3,235,442
2.75%, 08/15/47	4,175,000	3,868,235
2.75%, 11/15/47	5,300,000	4,911,506
Notes
1.00%, 03/15/19 (h)	7,048,100	6,967,983
1.25%, 03/31/19	2,200,500	2,180,257
1.50%, 03/31/19	9,483,800	9,422,303
1.63%, 03/31/19	3,963,900	3,942,997
0.88%, 04/15/19	2,310,800	2,278,846
1.25%, 04/30/19	2,859,000	2,830,131

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 04/30/19 (h)	3,807,900	3,786,034
0.88%, 05/15/19	1,430,000	1,408,662
3.13%, 05/15/19	2,655,300	2,686,209
1.13%, 05/31/19	630,000	622,125
1.25%, 05/31/19	2,774,000	2,743,659
1.50%, 05/31/19	2,771,200	2,749,550
0.88%, 06/15/19	1,441,000	1,417,781
1.00%, 06/30/19	482,900	475,581
1.25%, 06/30/19	1,500,000	1,482,217
1.63%, 06/30/19 (h)	2,446,200	2,429,191
0.75%, 07/15/19	1,366,800	1,340,612
0.88%, 07/31/19	700,000	687,354
1.38%, 07/31/19	1,750,000	1,730,825
1.63%, 07/31/19	2,638,200	2,617,950
0.75%, 08/15/19	1,621,600	1,588,408
3.63%, 08/15/19	1,966,200	2,006,254
1.00%, 08/31/19	1,310,800	1,287,784
1.25%, 08/31/19	5,350,000	5,275,393
1.63%, 08/31/19 (h)	1,779,600	1,764,585
0.88%, 09/15/19	1,638,200	1,605,181
1.00%, 09/30/19	1,327,600	1,303,071
1.38%, 09/30/19	2,230,000	2,201,254
1.75%, 09/30/19	2,948,900	2,927,935
1.00%, 10/15/19	1,310,800	1,285,506
1.25%, 10/31/19	650,000	639,704
1.50%, 10/31/19	1,352,200	1,336,407
1.00%, 11/15/19	1,638,200	1,604,828
3.38%, 11/15/19	1,966,200	2,003,719
1.00%, 11/30/19	1,810,800	1,772,816
1.50%, 11/30/19 (h)	1,562,300	1,542,710
1.75%, 11/30/19	767,000	760,693
1.38%, 12/15/19	1,802,200	1,775,167
1.13%, 12/31/19	1,600,000	1,568,312
1.63%, 12/31/19 (h)	3,848,100	3,805,185
1.88%, 12/31/19	2,360,000	2,344,420
1.38%, 01/15/20 (h)	1,880,000	1,849,854
1.25%, 01/31/20	2,751,700	2,699,998
1.38%, 01/31/20 (h)	1,677,600	1,650,077
2.00%, 01/31/20	3,000,000	2,986,172
1.38%, 02/15/20 (h)	6,996,800	6,876,952
3.63%, 02/15/20 (h)	3,776,900	3,874,199
1.25%, 02/29/20	1,500,000	1,470,000
1.38%, 02/29/20	2,778,200	2,729,636
1.63%, 03/15/20	1,353,400	1,335,531
1.13%, 03/31/20	1,000,000	976,289
1.38%, 03/31/20	2,732,200	2,680,865
1.50%, 04/15/20	3,150,000	3,097,828
1.13%, 04/30/20	2,391,300	2,331,517
1.38%, 04/30/20	3,978,800	3,900,545
1.50%, 05/15/20	2,900,000	2,849,590
3.50%, 05/15/20	2,040,000	2,091,797
1.38%, 05/31/20	2,000,000	1,958,281
1.50%, 05/31/20	3,826,500	3,757,219
1.50%, 06/15/20	2,050,000	2,012,283
1.63%, 06/30/20 (h)	6,200,300	6,100,029
1.88%, 06/30/20	3,086,600	3,053,805
1.50%, 07/15/20	2,500,000	2,451,904
1.63%, 07/31/20	2,888,200	2,839,405
2.00%, 07/31/20 (h)	3,760,800	3,729,876
1.50%, 08/15/20	2,500,000	2,449,805
2.63%, 08/15/20	3,010,800	3,029,912
1.38%, 08/31/20	3,193,000	3,117,229
2.13%, 08/31/20	2,355,300	2,341,821
1.38%, 09/15/20	2,500,000	2,440,088
1.38%, 09/30/20 (h)	3,432,200	3,347,669
2.00%, 09/30/20	2,327,600	2,306,233
1.63%, 10/15/20	3,750,000	3,679,175
1.38%, 10/31/20	2,966,200	2,889,554
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 10/31/20	2,400,000	2,360,672
1.75%, 11/15/20 (h)	5,000,000	4,916,992
2.63%, 11/15/20 (h)	5,821,600	5,858,440
1.63%, 11/30/20	3,293,600	3,226,377
2.00%, 11/30/20	2,888,200	2,858,190
1.88%, 12/15/20	2,500,000	2,464,990
1.75%, 12/31/20 (h)	6,950,000	6,825,932
2.38%, 12/31/20	4,846,000	4,842,309
2.00%, 01/15/21	9,750,000	9,639,360
1.38%, 01/31/21	3,776,900	3,665,585
2.13%, 01/31/21	2,677,300	2,655,285
2.25%, 02/15/21	1,000,000	995,293
3.63%, 02/15/21	3,745,800	3,874,050
1.13%, 02/28/21	3,257,800	3,134,551
2.00%, 02/28/21	3,310,800	3,269,544
1.25%, 03/31/21	1,638,200	1,580,031
2.25%, 03/31/21	1,089,000	1,082,662
1.38%, 04/30/21	250,000	241,748
2.25%, 04/30/21	1,638,200	1,627,833
3.13%, 05/15/21	4,325,300	4,411,384
1.38%, 05/31/21	1,966,200	1,898,727
2.00%, 05/31/21	250,000	246,299
1.13%, 06/30/21 (h)	1,000,000	956,504
2.13%, 06/30/21	655,300	647,749
1.13%, 07/31/21	3,000,000	2,865,469
2.25%, 07/31/21	786,600	779,994
2.13%, 08/15/21	655,300	646,994
1.13%, 08/31/21	2,000,000	1,907,031
2.00%, 08/31/21	1,310,800	1,288,117
1.13%, 09/30/21	1,966,200	1,872,192
2.13%, 09/30/21 (h)	2,820,800	2,782,124
1.25%, 10/31/21	1,155,300	1,103,718
2.00%, 10/31/21	2,810,800	2,757,878
2.00%, 11/15/21 (h)	4,488,200	4,404,748
1.75%, 11/30/21 (h)	5,979,900	5,811,248
1.88%, 11/30/21	1,310,800	1,280,078
2.00%, 12/31/21	2,526,900	2,475,424
2.13%, 12/31/21	1,802,200	1,774,357
1.50%, 01/31/22	1,819,100	1,746,940
1.88%, 01/31/22	2,674,500	2,605,861
2.00%, 02/15/22	1,655,300	1,621,159
1.75%, 02/28/22	1,860,800	1,802,941
1.88%, 02/28/22 (h)	6,500,000	6,327,598
1.75%, 03/31/22 (h)	2,252,800	2,181,080
1.88%, 03/31/22	2,829,000	2,751,479
1.75%, 04/30/22 (h)	4,885,300	4,724,429
1.88%, 04/30/22	2,250,000	2,186,147
1.75%, 05/15/22	2,319,100	2,242,687
1.75%, 05/31/22	3,010,000	2,907,413
1.88%, 05/31/22	2,293,600	2,228,555
1.75%, 06/30/22	3,500,000	3,377,773
2.13%, 06/30/22 (h)	2,587,900	2,537,861
1.88%, 07/31/22	3,800,000	3,682,437
2.00%, 07/31/22	2,538,200	2,474,943
1.63%, 08/15/22	2,319,100	2,223,573
1.63%, 08/31/22	3,327,000	3,187,097
1.88%, 08/31/22 (h)	3,470,000	3,361,562
1.75%, 09/30/22	2,798,900	2,693,067
1.88%, 09/30/22	3,700,000	3,579,822
1.88%, 10/31/22	4,466,200	4,318,606
2.00%, 10/31/22	4,000,000	3,888,125
1.63%, 11/15/22	4,254,400	4,065,694
2.00%, 11/30/22 (h)	5,871,600	5,704,970
2.13%, 12/31/22	8,660,800	8,456,459
1.75%, 01/31/23	2,810,800	2,694,964
2.38%, 01/31/23	3,000,000	2,962,148
2.00%, 02/15/23	4,614,600	4,475,441
1.50%, 02/28/23	2,293,600	2,169,602

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 02/28/23	2,000,000	1,997,695
1.50%, 03/31/23	2,200,000	2,078,914
1.63%, 04/30/23	1,660,800	1,577,014
1.75%, 05/15/23	3,684,400	3,518,818
1.63%, 05/31/23	2,129,900	2,020,410
1.38%, 06/30/23	2,713,000	2,536,973
1.25%, 07/31/23	3,500,000	3,245,840
2.50%, 08/15/23	3,002,200	2,972,706
1.38%, 08/31/23	1,832,900	1,709,037
1.38%, 09/30/23	2,274,500	2,118,040
1.63%, 10/31/23	1,950,000	1,839,360
2.75%, 11/15/23 (h)	4,138,200	4,146,363
2.13%, 11/30/23 (h)	2,230,900	2,160,836
2.25%, 12/31/23	2,075,200	2,021,658
2.25%, 01/31/24 (h)	2,324,500	2,262,619
2.75%, 02/15/24 (h)	4,650,000	4,653,633
2.13%, 02/29/24	2,464,100	2,379,445
2.13%, 03/31/24	2,504,400	2,416,648
2.00%, 04/30/24	2,400,000	2,297,391
2.50%, 05/15/24 (h)	5,457,600	5,378,401
2.00%, 05/31/24	2,100,000	2,008,166
2.00%, 06/30/24 (h)	2,750,000	2,627,593
2.13%, 07/31/24	2,550,000	2,453,030
2.38%, 08/15/24 (h)	6,426,900	6,274,638
1.88%, 08/31/24	2,265,000	2,144,805
2.13%, 09/30/24	1,750,000	1,680,581
2.25%, 10/31/24	2,500,000	2,417,725
2.25%, 11/15/24 (h)	5,926,900	5,728,604
2.13%, 11/30/24	1,900,000	1,821,662
2.25%, 12/31/24	3,700,000	3,574,113
2.50%, 01/31/25	3,700,000	3,630,553
2.00%, 02/15/25	4,298,900	4,079,169
2.75%, 02/28/25	4,000,000	3,987,500
2.13%, 05/15/25	4,071,600	3,887,662
2.00%, 08/15/25 (h)	4,207,400	3,974,760
2.25%, 11/15/25	5,580,200	5,353,831
1.63%, 02/15/26	4,795,800	4,378,322
1.63%, 05/15/26	4,574,500	4,162,974
1.50%, 08/15/26 (h)	5,471,600	4,910,122
2.00%, 11/15/26 (h)	5,773,900	5,385,064
2.25%, 02/15/27 (h)	5,232,600	4,971,788
2.38%, 05/15/27 (h)	5,650,000	5,419,807
2.25%, 08/15/27	6,042,000	5,724,559
2.25%, 11/15/27	1,398,000	1,322,857
2.75%, 02/15/28	4,500,000	4,454,736
Total Treasuries
(Cost $692,094,935)		674,000,795

Government Related 6.7% of net assets

Agency 3.2%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	755,000	739,410
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	255,402
Export Development Canada
1.63%, 01/17/20	500,000	493,112
2.00%, 11/30/20	250,000	246,726
		995,240
Security Rate, Maturity Date	Face Amount ($)	Value ($)
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	484,899
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	106,000
5.88%, 09/18/23	296,000	321,530
5.38%, 06/26/26 (b)	250,000	264,625
5.88%, 05/28/45	500,000	503,375
		1,195,530
Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
1.88%, 04/01/19 (d)	330,000	328,708
1.00%, 07/15/19 (d)	524,000	514,852
1.50%, 09/09/19 (d)	1,000,000	987,206
4.00%, 01/27/20 (d)	362,000	372,642
1.50%, 04/20/20 (d)	1,000,000	979,240
1.88%, 06/30/20 (d)	1,000,000	986,664
2.75%, 09/08/20 (d)	362,000	363,964
1.50%, 06/15/21 (d)	983,000	947,718
2.38%, 08/25/21 (d)	524,000	519,066
2.13%, 03/07/22 (d)(h)	500,000	488,419
2.13%, 06/15/22 (d)	350,000	341,202
2.13%, 01/17/23 (d)	2,500,000	2,419,829
2.50%, 11/20/24 (d)(h)	1,030,000	1,001,658
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (d)	100,000	94,026
		10,345,194
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	2,500,000	2,449,816
1.50%, 07/21/21	750,000	716,680
2.38%, 11/16/22	250,000	243,658
		3,410,154
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20	330,000	331,122
5.50%, 01/21/21	330,000	345,757
4.88%, 01/24/22	1,000,000	1,027,940
3.50%, 01/30/23	688,000	664,264
4.50%, 01/23/26	500,000	485,000
6.50%, 03/13/27 (c)	1,000,000	1,070,120
6.50%, 06/02/41	330,000	330,743
6.75%, 09/21/47	207,000	211,010
6.35%, 02/12/48 (c)	1,108,000	1,085,729
		5,551,685
Norway 0.1%
Statoil A.S.A.
2.75%, 11/10/21	400,000	397,668
2.45%, 01/17/23	100,000	96,962
3.70%, 03/01/24	393,000	402,315
5.10%, 08/17/40	164,000	189,585
		1,086,530
Republic of Korea 0.2%
Export-Import Bank of Korea
1.50%, 10/21/19	200,000	195,367
5.13%, 06/29/20	500,000	523,369

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/25/22	350,000	342,095
4.00%, 01/14/24	500,000	511,808
3.25%, 11/10/25	750,000	725,771
The Korea Development Bank
2.25%, 05/18/20	500,000	491,299
3.00%, 09/14/22	688,000	677,007
		3,466,716
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	400,000	393,518
1.75%, 08/28/20	500,000	489,555
		883,073
		28,158,431
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,219,190
Fannie Mae
1.00%, 02/26/19	500,000	494,636
1.25%, 07/26/19 (b)	655,000	644,878
1.75%, 09/12/19	655,000	650,449
1.00%, 10/24/19	200,000	195,981
1.75%, 11/26/19	1,633,000	1,619,152
1.50%, 02/28/20	250,000	246,013
1.50%, 06/22/20	1,180,000	1,158,932
1.90%, 10/27/20 (b)	250,000	245,818
1.50%, 11/30/20	164,000	160,075
1.88%, 12/28/20	350,000	344,851
1.38%, 02/26/21	500,000	484,104
1.38%, 10/07/21	1,000,000	959,989
2.00%, 01/05/22	100,000	97,788
2.38%, 01/19/23	1,000,000	984,915
2.63%, 09/06/24	330,000	325,081
2.13%, 04/24/26	1,000,000	938,433
1.88%, 09/24/26 (h)	500,000	456,674
6.03%, 10/08/27	164,000	203,659
6.63%, 11/15/30	530,000	716,780
5.63%, 07/15/37	100,000	133,268
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	734,443
1.92%, 04/19/22 (b)	330,000	318,565
Federal Home Loan Bank
1.25%, 01/16/19 (h)	500,000	496,445
1.13%, 06/21/19	250,000	246,711
0.88%, 08/05/19	430,000	421,984
1.38%, 11/15/19 (h)	3,000,000	2,957,328
1.70%, 05/15/20 (b)	250,000	246,544
1.75%, 07/13/20 (b)	350,000	344,871
1.13%, 07/14/21	750,000	717,226
1.88%, 11/29/21	655,000	639,607
1.88%, 12/09/22	1,640,000	1,578,926
5.50%, 07/15/36	330,000	430,862
Freddie Mac
1.13%, 04/15/19	235,000	232,367
1.75%, 05/30/19	500,000	497,448
1.25%, 07/26/19 (b)	500,000	493,420
1.25%, 08/01/19	1,700,000	1,678,109
1.25%, 10/02/19	250,000	246,179
1.50%, 01/17/20	250,000	246,512
1.80%, 04/13/20 (b)	350,000	346,291
1.38%, 04/20/20	750,000	735,660
1.88%, 11/17/20	500,000	492,540
1.13%, 08/12/21	500,000	476,925
1.93%, 08/27/21 (b)	500,000	488,467
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 01/13/22	300,000	297,575
6.75%, 03/15/31	200,000	274,288
6.25%, 07/15/32	500,000	671,186
Private Export Funding Corp.
2.30%, 09/15/20	655,000	651,442
Tennessee Valley Authority
3.88%, 02/15/21	221,000	229,816
2.88%, 09/15/24	500,000	500,404
4.65%, 06/15/35	655,000	768,591
4.63%, 09/15/60	150,000	177,687
		30,919,085
		59,077,516

Local Authority 0.9%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	500,000	628,274
Province of Alberta
1.90%, 12/06/19	250,000	247,230
Province of Manitoba
1.75%, 05/30/19	100,000	99,213
3.05%, 05/14/24	724,000	720,127
2.13%, 06/22/26	330,000	302,580
Province of Ontario
4.00%, 10/07/19	263,000	269,280
4.40%, 04/14/20	905,000	938,469
2.40%, 02/08/22	250,000	245,336
Province of Quebec
7.50%, 09/15/29	771,000	1,054,629
		4,505,138
		4,505,138
U.S. 0.7%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,400,000	1,944,194
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	493,086
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,573,825
7.55%, 04/01/39	200,000	301,884
7.30%, 10/01/39	500,000	722,395
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	330,000	363,941
City of New York NY
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (b)	250,000	267,608
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	292,920
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	420,536

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	662,000	625,219
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	503,411
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	750,000	921,930
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	667,055
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (b)	130,000	133,949
Metropolitan Transportation Auth
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	452,100
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	498,900
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	371,405
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	334,635
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	504,454
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	330,000	416,797
		11,810,244
		16,315,382

Sovereign 1.0%
Chile 0.1%
Republic of Chile
3.13%, 01/21/26	1,000,000	986,000
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	300,000	301,875
4.50%, 01/28/26 (b)	500,000	515,437
3.88%, 04/25/27 (b)	500,000	487,625
7.38%, 09/18/37	362,000	463,903
5.00%, 06/15/45 (b)	1,000,000	997,500
		2,766,340
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	1,000,000	1,063,625
6.38%, 03/29/21 (h)	924,000	1,010,329
		2,073,954
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	338,804
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	207,544
2.88%, 03/16/26	500,000	480,107
3.25%, 01/17/28	250,000	242,730
		930,381
Italy 0.0%
Republic of Italy
6.88%, 09/27/23	164,000	191,372
5.38%, 06/15/33	250,000	287,205
		478,577
Mexico 0.2%
United Mexican States
3.50%, 01/21/21	230,000	234,830
3.63%, 03/15/22	300,000	304,950
4.00%, 10/02/23	250,000	255,219
4.13%, 01/21/26	688,000	695,052
4.15%, 03/28/27	500,000	499,875
6.75%, 09/27/34	362,000	452,681
6.05%, 01/11/40	524,000	591,465
4.75%, 03/08/44	650,000	627,250
4.35%, 01/15/47	500,000	454,250
5.75%, 10/12/10	70,000	71,050
		4,186,622
Panama 0.1%
Republic of Panama
3.75%, 03/16/25 (b)	1,000,000	1,012,250
6.70%, 01/26/36	131,000	166,894
		1,179,144
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	496,000	521,048
4.13%, 08/25/27	250,000	259,625
5.63%, 11/18/50	295,000	353,262
		1,133,935
Philippines 0.1%
Republic of the Philippines
4.00%, 01/15/21	200,000	205,621
7.75%, 01/14/31	350,000	476,427
6.38%, 01/15/32	300,000	372,657
3.95%, 01/20/40	1,000,000	979,233
		2,033,938
Poland 0.1%
Republic of Poland
6.38%, 07/15/19	350,000	368,478
5.13%, 04/21/21	362,000	385,419
5.00%, 03/23/22	500,000	534,948
		1,288,845

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	200,000	210,160
2.75%, 01/19/27	250,000	238,146
		448,306
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	263,000	278,386
5.10%, 06/18/50	330,000	343,530
		621,916
		18,466,762

Supranational* 1.6%
African Development Bank
1.13%, 09/20/19	500,000	490,782
1.88%, 03/16/20	300,000	296,743
Asian Development Bank
1.88%, 04/12/19	1,000,000	995,894
1.50%, 01/22/20	330,000	324,570
1.63%, 05/05/20	500,000	491,398
2.00%, 02/16/22	250,000	243,424
1.88%, 02/18/22	250,000	242,299
1.88%, 08/10/22	600,000	577,959
2.00%, 01/22/25	851,000	802,779
Corp. Andina de Fomento
2.00%, 05/10/19	150,000	149,126
4.38%, 06/15/22	362,000	380,918
2.75%, 01/06/23	500,000	488,970
Council of Europe Development Bank
1.75%, 11/14/19	500,000	494,441
1.63%, 03/10/20	330,000	324,614
European Bank for Reconstruction & Development
0.88%, 07/22/19	2,500,000	2,451,140
European Investment Bank
1.88%, 03/15/19	655,000	652,713
1.25%, 05/15/19	250,000	247,028
1.75%, 06/17/19	1,155,000	1,147,128
1.13%, 08/15/19	750,000	737,251
2.88%, 09/15/20	393,000	396,360
2.00%, 03/15/21	1,000,000	981,791
1.38%, 09/15/21	400,000	382,544
2.25%, 03/15/22	500,000	490,603
2.38%, 06/15/22	850,000	836,406
2.25%, 08/15/22	1,000,000	976,800
2.50%, 03/15/23	1,000,000	983,659
2.13%, 04/13/26 (h)	500,000	468,405
Inter-American Development Bank
3.88%, 09/17/19	330,000	337,685
1.88%, 03/15/21	1,506,000	1,475,647
2.13%, 01/18/22 (h)	1,500,000	1,469,886
2.00%, 06/02/26	524,000	486,387
4.38%, 01/24/44	500,000	578,541
International Bank for Reconstruction & Development
1.88%, 03/15/19	500,000	498,488
0.88%, 08/15/19	330,000	323,277
1.88%, 10/07/19	350,000	347,556
2.13%, 11/01/20 (h)	1,200,000	1,187,792
1.38%, 05/24/21	900,000	866,005
2.13%, 12/13/21	300,000	294,219
2.00%, 01/26/22	1,000,000	973,888
1.63%, 02/10/22	655,000	628,702
2.13%, 02/13/23	655,000	635,108
4.75%, 02/15/35	830,000	996,112
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.75%, 09/16/19	500,000	495,587
1.13%, 07/20/21	164,000	156,000
Nordic Investment Bank
1.50%, 09/29/20	300,000	292,322
		29,098,947
Total Government Related
(Cost $125,052,717)		122,958,607

Securitized 30.5% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (b)	853,000	842,849
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (b)	365,000	360,389
Series 2016-2 Class A4
1.62%, 08/15/22 (b)	1,926,000	1,903,428
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
1.79%, 01/15/22 (b)	100,000	99,055
		3,205,721
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-A3 Class A3
1.77%, 11/15/22 (b)	400,000	393,130
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (b)	1,535,000	1,509,467
Chase Issuance Trust
Series 2016-A5 Class A5
1.27%, 07/15/21 (b)	175,000	172,117
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	400,000	393,333
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	400,000	401,633
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,165,000	1,159,295
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	618,000	611,327
Series 2015-A4 Class A4
2.19%, 04/17/23 (b)	1,000,000	986,731
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (b)	911,000	905,160
		6,532,193
		9,737,914

Commercial Mortgage-Backed Securities 1.9%
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (b)	200,000	200,865
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 09/10/49 (b)	289,000	283,939

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-CD2 Class A4
3.53%, 11/10/49 (b)	240,000	240,600
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)(h)	2,602,000	2,662,491
Series 2016-C7 Class A3
3.84%, 12/10/54 (b)	940,000	962,918
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (b)	122,000	121,622
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,260,000	1,271,291
Series 2017-C4 Class A4
3.47%, 10/12/50 (b)	1,000,000	994,486
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	75,000	75,209
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	1,443,000	1,510,775
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (b)	300,000	297,983
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(b)(i)	200,000	207,820
COMM 2014-LC17 Mortgage Trust
Series 2014-LC17 Class A5
3.92%, 10/10/47 (b)	45,000	46,305
COMM 2014-UBS4 Mortgage Trust
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (b)	750,000	763,107
COMM 2015-LC23 Mortgage Trust
Series 2015-LC23 Class A4
3.77%, 10/10/48 (b)	330,000	336,653
COMM 2015-PC1 Mortgage Trust
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (b)	1,025,000	1,039,839
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	602,000	613,345
CSAIL 2015-C1 Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (b)	395,000	397,648
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (b)	1,000,000	1,019,818
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (b)	131,000	134,069
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(b)(k)	200,000	195,353
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(b)(k)	785,000	738,944
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K004 Class A2
4.19%, 08/25/19 (b)	393,000	401,468
Series K014 Class A1
2.79%, 10/25/20 (b)	193,371	193,598
Series K714 Class A2
3.03%, 10/25/20 (b)	948,000	954,266
Series K013 Class A2
3.97%, 01/25/21 (a)(b)(l)	225,000	232,383
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K014 Class A2
3.87%, 04/25/21 (b)	250,000	257,175
Series K019 Class A2
2.27%, 03/25/22 (b)	195,000	190,724
Series K021 Class A2
2.40%, 06/25/22 (b)	128,000	125,581
Series K022 Class A2
2.36%, 07/25/22 (b)	248,000	242,643
Series K024 Class A2
2.57%, 09/25/22 (b)	131,000	129,176
Series K030 Class A1
2.78%, 09/25/22 (b)	83,808	83,975
Series K026 Class A2
2.51%, 11/25/22 (b)	1,019,000	1,000,984
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	296,180
Series K029 Class A2
3.32%, 02/25/23 (a)(b)(l)	923,000	938,667
Series K035 Class A1
2.62%, 03/25/23 (b)	207,963	207,242
Series K037 Class A1
2.59%, 04/25/23 (b)(h)	345,861	344,092
Series K725 Class A1
2.67%, 05/25/23 (b)	293,945	292,143
Series K033 Class A2
3.06%, 07/25/23 (b)	131,000	131,560
Series K034 Class A2
3.53%, 07/25/23 (b)	100,000	102,712
Series K035 Class A2
3.46%, 08/25/23 (a)(b)(l)	983,000	1,006,270
Series K725 Class A2
3.00%, 01/25/24 (b)	300,000	299,820
Series K037 Class A2
3.49%, 01/25/24 (b)	50,000	51,268
Series K044 Class A2
2.81%, 01/25/25 (b)	645,000	634,615
Series K045 Class A2
3.02%, 01/25/25 (b)	500,000	498,372
Series K048 Class A2
3.28%, 06/25/25 (a)(b)(l)	1,150,000	1,164,054
Series K052 Class A2
3.15%, 11/25/25 (b)	100,000	100,006
Series K055 Class A2
2.67%, 03/25/26 (b)	250,000	241,180
Series K062 Class A2
3.41%, 12/25/26 (b)	1,000,000	1,012,690
Series K071 Class A2
3.29%, 11/25/50 (b)	1,000,000	1,000,247
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	474,316	478,446
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	200,000	209,810
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A1
2.10%, 03/15/50 (b)	89,173	87,834
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)(h)(i)	670,000	698,466
Series 2013-C13 Class A4
4.04%, 11/15/46 (b)	300,000	311,055
Series 2014-C16 Class A2
2.85%, 06/15/47 (b)	100,000	100,270
Series 2013-C8 Class AS
3.38%, 12/15/48 (b)	100,000	98,577

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-C28 Class A4
3.54%, 01/15/49 (b)	1,300,000	1,308,873
Series 2016-C29 Class A2
2.79%, 05/15/49 (b)	150,000	149,161
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (b)	50,000	51,038
Series 2011-C3 Class A4
4.12%, 07/15/49 (b)	285,000	294,306
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (b)	200,000	198,017
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A3
2.53%, 12/10/45 (b)	322,561	320,065
Series 2013-C5 Class A4
3.18%, 03/10/46 (b)	250,000	250,029
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)(i)	1,409,000	1,474,149
Series 2015-C28 Class A3
3.29%, 05/15/48 (b)	300,000	298,064
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (b)	350,000	341,120
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (b)	200,000	198,771
Series 2013-C33 Class A3
3.16%, 03/17/59 (b)	155,000	151,896
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	1,020,000	1,038,276
		34,306,394

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
4.50%, 06/01/20 to 10/01/46 (b)	6,950,817	7,333,769
3.50%, 11/01/20 to 01/01/48 (b)	58,146,981	58,319,536
4.00%, 04/01/24 to 01/01/48 (b)	37,733,384	38,854,288
5.00%, 07/01/24 to 08/01/43 (b)	4,969,688	5,370,547
5.50%, 08/01/25 to 02/01/42 (b)	3,237,008	3,568,648
3.00%, 10/01/26 to 04/01/47 (b)	51,317,298	50,316,224
2.50%, 07/01/27 to 12/01/46 (b)	14,860,023	14,483,750
6.50%, 07/01/28 to 05/01/40 (b)	467,692	525,802
2.00%, 08/01/28 to 01/01/32 (b)	1,718,933	1,639,782
6.00%, 04/01/35 to 07/01/41 (b)	2,051,233	2,295,937
4.50%, 12/01/41 (b)(h)	759,788	801,852
3.00%, 05/01/46 (b)(h)	3,466,152	3,361,776
Fannie Mae TBA
2.50%, 03/01/33 (b)(g)	1,500,000	1,462,734
3.00%, 03/01/33 to 03/01/48 (b)(g)	10,500,000	10,278,695
3.50%, 03/01/33 to 03/01/48 (b)(g)	11,500,000	11,516,185
4.00%, 03/01/48 (b)(g)	5,000,000	5,120,996
4.50%, 03/01/48 (b)(g)	6,500,000	6,805,348
Freddie Mac
5.00%, 01/01/19 to 04/01/44 (b)	3,341,182	3,615,536
4.50%, 12/01/19 to 12/01/45 (b)	3,894,334	4,110,215
5.50%, 08/01/22 to 06/01/41 (b)	2,032,577	2,237,658
2.00%, 08/01/23 to 12/01/31 (b)	1,043,524	1,002,210
4.00%, 03/01/24 to 01/01/48 (b)	20,131,104	20,755,173
3.50%, 01/01/26 to 01/01/48 (b)	33,836,495	33,949,954
6.50%, 03/01/26 to 07/01/38 (b)	110,239	122,167
3.00%, 08/01/26 to 04/01/47 (b)	36,620,609	35,810,248
2.50%, 04/01/27 to 12/01/46 (b)	11,247,378	10,984,793
6.00%, 05/01/32 to 10/01/38 (b)	1,043,635	1,171,945
3.50%, 02/01/38 (b)	449,930	456,307
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 03/01/41 to 07/01/42 (b)(h)	752,320	794,844
4.00%, 03/01/44 (b)(h)	946,086	973,640
Freddie Mac TBA
3.00%, 03/01/33 to 03/01/48 (b)(g)	7,500,000	7,371,555
3.50%, 03/01/33 to 03/01/48 (b)(g)	10,500,000	10,505,931
4.00%, 03/01/48 (b)(g)	3,500,000	3,584,902
4.50%, 03/01/48 (b)(g)	4,000,000	4,189,034
Ginnie Mae
3.00%, 12/15/26 to 02/20/47 (b)	28,537,537	28,010,991
2.50%, 08/20/27 to 01/20/47 (b)	2,373,600	2,283,310
5.00%, 02/20/33 to 11/20/47 (b)	3,891,156	4,176,455
5.50%, 04/15/33 to 12/20/45 (b)	1,709,726	1,868,480
6.50%, 10/20/37 (b)	98,405	113,074
4.00%, 08/15/39 to 03/20/47 (b)	18,853,271	19,532,473
6.00%, 08/20/39 to 02/20/40 (b)	873,784	964,893
4.50%, 09/20/39 to 10/20/47 (b)	7,288,183	7,695,633
3.50%, 11/20/40 to 12/20/47 (b)	38,083,608	38,424,680
3.50%, 04/20/45 to 09/20/46 (b)(h)	12,586,162	12,679,852
3.00%, 11/20/45 to 10/20/46 (b)(h)	9,594,741	9,390,767
Ginnie Mae TBA
3.00%, 03/01/48 (b)(g)	5,000,000	4,886,621
3.50%, 03/01/48 (b)(g)	9,000,000	9,050,449
4.00%, 03/01/48 (b)(g)	7,000,000	7,182,109
4.50%, 03/01/48 (b)(g)	3,000,000	3,119,016
		513,070,784
Total Securitized
(Cost $569,259,001)		557,115,092
Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (e)	17,034,985	17,034,985
Total Other Investment Company
(Cost $17,034,985)		17,034,985

Short-Term Investments 4.6% of net assets

Government Related 4.6%
Federal Home Loan Bank
1.30%, 03/02/18 (f)	25,000,000	24,999,000
1.30%, 03/09/18 (f)(h)	18,000,000	17,994,204

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
1.30%, 03/13/18 (f)(h)	30,000,000	29,985,510
1.33%, 03/07/18 (f)	10,000,000	9,997,580
Total Short-Term Investments
(Cost $82,978,681)		82,976,294
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,354,209 or 0.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(j)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security's offering documents and is affected by the current WAC.

ACES —	Alternate Credit Enhancement Securities
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$460,770,582	$—	$460,770,582
Treasuries	—	674,000,795	—	674,000,795
Government Related[1]	—	122,958,607	—	122,958,607
Securitized [1]	—	557,115,092	—	557,115,092
Other Investment Company[1]	17,034,985	—	—	17,034,985
Short-Term Investments[1]	—	82,976,294	—	82,976,294
Total	$17,034,985	$1,897,821,370	$—	$1,914,856,355
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,956,080,225)		$1,914,856,355
Deposit with broker for delayed-delivery securities		180,000
Receivables:
Investments sold		33,526,171
Interest		9,820,585
Fund shares sold		2,660,830
Dividends	+	13,465
Total assets		1,961,057,406
Liabilities
Payables:
Investments bought		35,700,231
Investments bought — Delayed-delivery		99,265,976
Investment adviser fees		55,568
Fund shares redeemed		1,476,872
Distributions to shareholders		321,709
Due to custodian	+	4,375
Total liabilities		136,824,731
Net Assets
Total assets		1,961,057,406
Total liabilities	–	136,824,731
Net assets		$1,824,232,675
Net Assets by Source
Capital received from investors		1,870,189,976
Distributions in excess of net investment income		(1,221,017)
Net realized capital losses		(3,512,414)
Net unrealized capital depreciation		(41,223,870)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,824,232,675		185,933,422		$9.81

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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$19,564,345
Dividends	+	29,312
Total investment income		19,593,657
Expenses
Investment adviser fees		323,574
Total expenses	–	323,574
Net investment income		19,270,083
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(2,942,509)
Net realized losses on TBA sale commitments	+	(361)
Net realized losses		(2,942,870)
Net change in unrealized appreciation (depreciation) on investments	+	(55,634,093)
Net realized and unrealized losses		(58,576,963)
Decrease in net assets resulting from operations		($39,306,880)

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		2/23/17*-8/31/17
Net investment income		$19,270,083	$10,765,909
Net realized gains (losses)		(2,942,870)	142,257
Net change in unrealized appreciation (depreciation)	+	(55,634,093)	14,410,223
Increase (decrease) in net assets from operations		(39,306,880)	25,318,389
Distributions to Shareholders
Distributions from net investment income		($20,491,102)	($11,477,708)

Transactions in Fund Shares
		9/1/17-2/28/18		2/23/17*-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		54,726,386	$548,547,190	150,806,062	$1,517,792,015
Shares reinvested		1,891,634	18,908,277	1,091,186	11,019,690
Shares redeemed	+	(12,898,629)	(128,732,300)	(9,683,217)	(97,344,896)
Net transactions in fund shares		43,719,391	$438,723,167	142,214,031	$1,431,466,809
Shares Outstanding and Net Assets
		9/1/17-2/28/18		2/23/17*-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		142,214,031	$1,445,307,490	—	$—
Total increase	+	43,719,391	378,925,185	142,214,031	1,445,307,490
End of period		185,933,422	$1,824,232,675	142,214,031	$1,445,307,490
Distributions in excess of net investment income / Net investment income not yet distributed			($1,221,017)		$2
*	Commencement of operations.

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Schwab Short-Term Bond Index Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.08
Net realized and unrealized gains (losses)	(0.22)	0.04
Total from investment operations	(0.13)	0.12
Less distributions:
Distributions from net investment income	(0.09)	(0.08)
Net asset value at end of period	$9.82	$10.04
Total return	(1.34%) [3]	1.25% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06% [4]
Net investment income (loss)	1.76% [4]	1.64% [4]
Portfolio turnover rate	22% [3]	49% [3],[5]
Net assets, end of period (x 1,000,000)	$472	$381

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes in-kind transactions.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.3% of net assets

Financial Institutions 11.4%
Banking 9.3%
American Express Co.
2.65%, 12/02/22	1,000,000	972,176
American Express Credit Corp.
2.60%, 09/14/20 (b)	338,000	335,001
2.25%, 05/05/21 (b)	300,000	292,879
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	488,073
Banco Santander S.A.
3.50%, 04/11/22	200,000	199,721
Bank of America Corp.
2.65%, 04/01/19	250,000	250,190
5.63%, 07/01/20	200,000	212,230
2.63%, 10/19/20	650,000	644,176
5.00%, 05/13/21	390,000	413,024
2.37%, 07/21/21 (a)(b)(f)	500,000	493,039
5.70%, 01/24/22	750,000	818,473
3.00%, 12/20/23 (a)(b)(c)(f)	750,000	734,655
Bank of Montreal
2.10%, 06/15/20	250,000	246,126
Barclays PLC
2.75%, 11/08/19	250,000	248,694
3.25%, 01/12/21	500,000	497,264
BB&T Corp.
6.85%, 04/30/19	100,000	104,775
5.25%, 11/01/19	497,000	516,426
BNP Paribas S.A.
2.45%, 03/17/19	250,000	249,639
5.00%, 01/15/21	600,000	631,990
BPCE S.A.
2.25%, 01/27/20	39,000	38,475
Capital One Financial Corp.
4.75%, 07/15/21	300,000	314,609
3.05%, 03/09/22 (b)	250,000	246,145
Capital One NA
2.40%, 09/05/19 (b)	278,000	276,057
2.35%, 01/31/20 (b)	250,000	247,133
2.95%, 07/23/21 (b)	600,000	594,088
2.65%, 08/08/22 (b)	250,000	241,579
Citigroup, Inc.
2.55%, 04/08/19	450,000	449,548
2.40%, 02/18/20	250,000	247,768
2.65%, 10/26/20	941,000	931,721
2.70%, 03/30/21	28,000	27,682
4.50%, 01/14/22	300,000	313,359
2.70%, 10/27/22 (b)	1,400,000	1,359,912
2.88%, 07/24/23 (a)(b)(f)	350,000	341,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citizens Bank NA/Providence RI
2.65%, 05/26/22 (b)	250,000	243,388
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	519,475
3.88%, 02/08/22	300,000	306,797
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	300,000	297,880
3.45%, 04/16/21	305,000	305,967
Credit Suisse USA, Inc.
2.30%, 05/28/19	350,000	348,201
Deutsche Bank AG
2.85%, 05/10/19	250,000	249,669
2.70%, 07/13/20	250,000	246,521
3.38%, 05/12/21	100,000	99,550
4.25%, 10/14/21	150,000	153,122
3.95%, 02/27/23	200,000	200,019
Discover Bank
3.10%, 06/04/20 (b)	250,000	249,778
Fifth Third Bank
2.38%, 04/25/19 (b)	28,000	27,900
2.25%, 06/14/21 (b)	250,000	244,084
HSBC Holdings PLC
3.40%, 03/08/21	228,000	229,618
2.95%, 05/25/21	267,000	264,773
4.25%, 03/14/24	250,000	253,492
HSBC USA, Inc.
2.25%, 06/23/19	400,000	398,176
2.38%, 11/13/19	17,000	16,881
2.75%, 08/07/20	778,000	773,481
ING Groep N.V.
3.15%, 03/29/22	750,000	743,948
JPMorgan Chase & Co.
1.85%, 03/22/19 (b)	1,000,000	994,103
2.20%, 10/22/19	675,000	669,206
4.40%, 07/22/20	250,000	258,672
4.25%, 10/15/20	850,000	879,265
4.63%, 05/10/21	650,000	681,401
4.35%, 08/15/21	300,000	312,007
4.50%, 01/24/22	500,000	523,089
KeyCorp
2.90%, 09/15/20	400,000	399,474
Lloyds Bank PLC
6.38%, 01/21/21	125,000	136,256
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	298,133
3.00%, 01/11/22	500,000	493,169
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	766,000	764,269

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	196,585
3.55%, 03/05/23	300,000	300,000
Morgan Stanley
7.30%, 05/13/19	555,000	584,189
2.38%, 07/23/19	750,000	746,690
5.75%, 01/25/21	1,000,000	1,072,679
2.50%, 04/21/21	250,000	245,833
2.63%, 11/17/21	200,000	195,892
2.75%, 05/19/22	500,000	489,336
National Australia Bank Ltd.
2.50%, 05/22/22	250,000	242,650
PNC Bank NA
2.45%, 11/05/20 (b)	41,000	40,498
2.50%, 01/22/21 (b)	500,000	493,637
PNC Financial Services Group, Inc.
6.70%, 06/10/19	500,000	525,342
Regions Financial Corp.
3.20%, 02/08/21 (b)	350,000	351,369
2.75%, 08/14/22 (b)	250,000	243,942
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	261,000	261,666
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	198,520
3.37%, 01/05/24 (b)	250,000	245,710
Santander UK PLC
2.35%, 09/10/19	150,000	149,174
State Street Corp.
2.55%, 08/18/20	100,000	99,398
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250,000	248,621
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	253,945
2.44%, 10/19/21	300,000	292,344
2.78%, 07/12/22	250,000	244,452
3.10%, 01/17/23	250,000	246,799
Svenska Handelsbanken AB
2.40%, 10/01/20	41,000	40,506
Synchrony Financial
3.00%, 08/15/19 (b)	228,000	228,196
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	200,000	198,747
The Bank of Nova Scotia
2.15%, 07/14/20	500,000	492,617
2.70%, 03/07/22	750,000	735,721
The Goldman Sachs Group, Inc.
1.95%, 07/23/19	250,000	247,786
2.55%, 10/23/19	700,000	697,191
2.75%, 09/15/20 (b)	300,000	298,166
2.35%, 11/15/21 (b)	750,000	725,910
5.75%, 01/24/22	55,000	59,682
3.00%, 04/26/22 (b)	1,000,000	986,393
2.88%, 10/31/22 (a)(b)(f)	250,000	245,208
2.91%, 06/05/23 (a)(b)(f)	500,000	487,795
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	104,207
4.38%, 08/11/20	95,000	98,255
The Toronto-Dominion Bank
2.13%, 07/02/19	14,000	13,918
2.50%, 12/14/20	500,000	495,482
UBS AG
2.35%, 03/26/20	300,000	296,684
Security Rate, Maturity Date	Face Amount ($)	Value ($)
US Bancorp
4.13%, 05/24/21 (b)	100,000	103,681
US Bank NA
1.40%, 04/26/19 (b)	28,000	27,660
Wells Fargo & Co.
2.13%, 04/22/19	500,000	497,213
2.60%, 07/22/20	100,000	99,238
2.50%, 03/04/21	250,000	245,717
2.10%, 07/26/21	528,000	509,479
3.50%, 03/08/22	100,000	100,749
Wells Fargo Bank NA
2.15%, 12/06/19	1,000,000	991,063
Westpac Banking Corp.
2.30%, 05/26/20	300,000	296,135
2.60%, 11/23/20	250,000	247,771
		44,100,742
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19	11,000	11,473
3.38%, 06/01/22	250,000	255,238
E*TRADE Financial Corp.
2.95%, 08/24/22 (b)	300,000	292,585
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	200,000	199,157
Jefferies Group LLC
8.50%, 07/01/19	150,000	160,905
Nomura Holdings, Inc.
2.75%, 03/19/19	228,000	228,099
		1,147,457
Finance Companies 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	178,000	179,671
3.95%, 02/01/22 (b)	500,000	505,394
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	206,238
Air Lease Corp.
2.63%, 07/01/22 (b)	155,000	149,890
GATX Corp.
4.85%, 06/01/21	500,000	525,483
GE Capital International Funding
2.34%, 11/15/20	228,000	223,142
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,979
		1,818,797
Insurance 0.9%
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	99,578
Aflac, Inc.
2.40%, 03/16/20	200,000	198,505
American International Group, Inc.
2.30%, 07/16/19 (b)	400,000	397,325
4.88%, 06/01/22	500,000	530,172
Anthem, Inc.
3.70%, 08/15/21 (b)	200,000	203,411
3.30%, 01/15/23	200,000	199,119
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	750,000	744,803
3.00%, 05/15/22	500,000	500,789

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	311,000	307,580
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	14,000	13,881
Prudential Financial, Inc.
5.38%, 06/21/20	380,000	400,760
The Chubb Corp.
3.97%, 04/15/37
(3 mo. USD-LIBOR + 2.25%) (a)(b)	11,000	11,028
UnitedHealth Group, Inc.
2.70%, 07/15/20	100,000	99,939
3.35%, 07/15/22	350,000	353,487
		4,060,377
REITs 0.6%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	100,000	99,008
Boston Properties LP
5.88%, 10/15/19 (b)	500,000	522,144
Duke Realty LP
4.38%, 06/15/22 (b)	250,000	261,039
EPR Properties
5.75%, 08/15/22 (b)	250,000	267,519
Government Properties Income Trust
4.00%, 07/15/22 (b)	175,000	175,184
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (b)	200,000	200,582
2.95%, 07/01/22 (b)	250,000	245,456
Kimco Realty Corp.
6.88%, 10/01/19	500,000	531,527
Simon Property Group LP
2.50%, 09/01/20 (b)	28,000	27,860
Welltower, Inc.
4.13%, 04/01/19 (b)	250,000	252,809
5.25%, 01/15/22 (b)	150,000	160,121
		2,743,249
		53,870,622

Industrial 14.7%
Basic Industry 0.7%
Agrium, Inc.
3.15%, 10/01/22 (b)	200,000	199,571
Barrick Gold Corp.
3.85%, 04/01/22	100,000	102,282
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	313,183
Domtar Corp.
4.40%, 04/01/22 (b)	250,000	258,668
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100,000	102,058
International Paper Co.
4.75%, 02/15/22 (b)	270,000	284,643
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	33,000	33,647
RPM International, Inc.
3.45%, 11/15/22 (b)	250,000	250,562
Southern Copper Corp.
5.38%, 04/16/20	250,000	261,383
The Dow Chemical Co.
8.55%, 05/15/19	350,000	373,983
4.25%, 11/15/20 (b)	14,000	14,432
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Mosaic Co.
3.25%, 11/15/22 (b)	250,000	245,479
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	350,000	341,632
Vale Overseas Ltd.
5.88%, 06/10/21	511,000	547,128
		3,328,651
Capital Goods 1.6%
3M Co.
1.63%, 06/15/19	14,000	13,895
Boeing Capital Corp.
4.70%, 10/27/19	22,000	22,802
Caterpillar Financial Services Corp.
2.10%, 06/09/19	150,000	149,465
1.85%, 09/04/20	250,000	244,351
2.55%, 11/29/22	125,000	122,087
Caterpillar, Inc.
3.90%, 05/27/21	339,000	349,430
CNH Industrial Capital LLC
4.38%, 11/06/20	100,000	102,250
Deere & Co.
4.38%, 10/16/19	125,000	128,760
Fortive Corp.
2.35%, 06/15/21 (b)	500,000	488,161
General Electric Co.
5.50%, 01/08/20	528,000	551,158
5.55%, 05/04/20	178,000	187,514
4.38%, 09/16/20	200,000	206,132
Honeywell International, Inc.
1.40%, 10/30/19	250,000	245,315
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	400,000	399,186
John Deere Capital Corp.
1.25%, 10/09/19	100,000	97,922
1.95%, 06/22/20	250,000	245,952
2.55%, 01/08/21	150,000	148,902
2.80%, 03/04/21	100,000	99,849
Johnson Controls International PLC
4.25%, 03/01/21	350,000	360,889
L3 Technologies, Inc.
5.20%, 10/15/19	500,000	518,001
4.75%, 07/15/20	14,000	14,509
Lockheed Martin Corp.
2.50%, 11/23/20 (b)	250,000	247,793
3.35%, 09/15/21	19,000	19,265
Northrop Grumman Corp.
2.08%, 10/15/20	400,000	391,975
Owens Corning
4.20%, 12/15/22 (b)	200,000	205,851
Republic Services, Inc.
3.55%, 06/01/22 (b)	500,000	505,142
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	350,000	342,241
Roper Technologies, Inc.
3.00%, 12/15/20 (b)	450,000	451,086
2.80%, 12/15/21 (b)	200,000	196,505
United Technologies Corp.
1.50%, 11/01/19	100,000	98,086
1.95%, 11/01/21 (b)	200,000	192,541
		7,347,015

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Communications 1.8%
21st Century Fox America, Inc.
6.90%, 03/01/19	200,000	208,457
Activision Blizzard, Inc.
2.60%, 06/15/22 (b)	650,000	630,335
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	103,963
American Tower Corp.
3.30%, 02/15/21 (b)	500,000	501,642
3.45%, 09/15/21	560,000	564,156
AT&T, Inc.
3.00%, 02/15/22	400,000	403,341
2.85%, 02/14/23 (b)	1,200,000	1,195,459
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	300,000	302,290
4.46%, 07/23/22 (b)	200,000	204,823
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	317,785
Crown Castle International Corp.
4.88%, 04/15/22	14,000	14,723
5.25%, 01/15/23	250,000	268,191
Discovery Communications LLC
5.63%, 08/15/19	154,000	160,091
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	367,000	375,326
Omnicom Group, Inc.
3.63%, 05/01/22	500,000	506,083
The Walt Disney Co.
1.85%, 05/30/19	100,000	99,388
2.15%, 09/17/20	28,000	27,658
Time Warner Cable LLC
5.00%, 02/01/20	500,000	517,495
Time Warner, Inc.
2.10%, 06/01/19	111,000	110,383
4.00%, 01/15/22	200,000	205,432
Verizon Communications, Inc.
2.63%, 02/21/20	500,000	499,115
3.50%, 11/01/21	500,000	505,815
2.95%, 03/15/22	100,000	98,730
Viacom, Inc.
4.50%, 03/01/21	528,000	548,374
3.88%, 12/15/21	100,000	101,868
		8,470,923
Consumer Cyclical 1.9%
Amazon.com, Inc.
2.60%, 12/05/19 (b)	200,000	200,124
1.90%, 08/21/20 (c)	500,000	490,242
3.30%, 12/05/21 (b)	150,000	152,356
American Honda Finance Corp.
1.20%, 07/12/19	300,000	294,612
2.45%, 09/24/20	100,000	99,018
Booking Holdings, Inc.
2.75%, 03/15/23 (b)	250,000	242,626
Costco Wholesale Corp.
1.70%, 12/15/19	200,000	196,662
2.15%, 05/18/21 (b)	250,000	245,159
D.R. Horton, Inc.
4.38%, 09/15/22 (b)	150,000	155,629
eBay, Inc.
2.15%, 06/05/20	400,000	394,185
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
2.38%, 03/12/19	250,000	248,919
2.60%, 11/04/19	250,000	248,555
3.20%, 01/15/21	250,000	248,524
5.75%, 02/01/21	321,000	341,360
3.34%, 03/18/21	700,000	696,218
4.25%, 09/20/22	200,000	203,957
General Motors Financial Co., Inc.
2.35%, 10/04/19	200,000	197,989
3.15%, 01/15/20 (b)	600,000	601,213
2.65%, 04/13/20	200,000	198,249
3.20%, 07/13/20 (b)	200,000	200,270
3.20%, 07/06/21 (b)	100,000	99,310
3.45%, 01/14/22 (b)	200,000	199,144
3.25%, 01/05/23 (b)	250,000	245,077
Kohl's Corp.
4.00%, 11/01/21 (b)	550,000	561,532
Marriott International, Inc.
2.30%, 01/15/22 (b)	200,000	193,303
McDonald's Corp.
2.75%, 12/09/20 (b)	300,000	299,770
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	151,984
Starbucks Corp.
2.10%, 02/04/21 (b)	106,000	104,122
Target Corp.
2.30%, 06/26/19	28,000	27,948
The Home Depot, Inc.
3.95%, 09/15/20 (b)	300,000	309,692
2.00%, 04/01/21 (b)	200,000	195,465
2.63%, 06/01/22 (b)	250,000	246,968
Toyota Motor Credit Corp.
1.90%, 04/08/21	222,000	215,743
2.63%, 01/10/23	300,000	293,888
Visa, Inc.
2.20%, 12/14/20 (b)	250,000	246,865
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	11,000	10,964
		9,057,642
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.80%, 09/15/20 (b)	200,000	199,501
2.90%, 11/30/21 (b)	550,000	545,622
AbbVie, Inc.
2.50%, 05/14/20 (b)	550,000	545,368
2.90%, 11/06/22	250,000	244,692
3.20%, 11/06/22 (b)	180,000	178,792
Actavis, Inc.
3.25%, 10/01/22 (b)	250,000	246,825
Allergan Funding SCS
3.00%, 03/12/20 (b)	500,000	499,898
Altria Group, Inc.
2.63%, 01/14/20 (b)	314,000	313,116
Amgen, Inc.
1.90%, 05/10/19	250,000	248,060
3.45%, 10/01/20	150,000	151,951
2.65%, 05/11/22 (b)	500,000	489,232
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	750,000	743,476
3.30%, 02/01/23 (b)	100,000	99,836

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	700,000	714,327
2.50%, 07/15/22	150,000	145,819
AstraZeneca PLC
2.38%, 11/16/20	350,000	345,505
BAT Capital Corp.
2.76%, 08/15/22 (b)(c)	150,000	145,853
Baxalta, Inc.
2.88%, 06/23/20 (b)	150,000	149,204
Becton Dickinson & Co.
2.40%, 06/05/20	250,000	246,045
3.25%, 11/12/20	100,000	100,077
3.13%, 11/08/21	250,000	247,185
2.89%, 06/06/22 (b)	250,000	243,790
Biogen, Inc.
2.90%, 09/15/20	375,000	374,814
Cardinal Health, Inc.
2.62%, 06/15/22 (b)	200,000	193,734
Celgene Corp.
2.88%, 08/15/20	300,000	299,399
3.25%, 08/15/22	100,000	99,592
2.75%, 02/15/23 (b)	250,000	242,689
Constellation Brands, Inc.
3.20%, 02/15/23 (b)	250,000	247,478
CVS Health Corp.
2.25%, 08/12/19 (b)	402,000	398,726
2.13%, 06/01/21 (b)	721,000	695,964
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	14,000	14,031
4.75%, 11/15/21	500,000	524,051
Gilead Sciences, Inc.
2.55%, 09/01/20	200,000	198,721
3.25%, 09/01/22 (b)	200,000	200,109
Johnson & Johnson
1.13%, 03/01/19	350,000	346,228
Kimberly-Clark Corp.
1.90%, 05/22/19	17,000	16,880
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	500,000	497,393
3.50%, 06/06/22	200,000	200,367
McKesson Corp.
2.28%, 03/15/19	500,000	498,605
Medtronic, Inc.
2.50%, 03/15/20	153,000	152,274
4.45%, 03/15/20	100,000	103,254
3.15%, 03/15/22	500,000	500,967
Merck & Co., Inc.
1.85%, 02/10/20	350,000	345,567
3.88%, 01/15/21 (b)	200,000	206,411
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	150,000	144,623
Mylan N.V.
3.75%, 12/15/20 (b)	14,000	14,190
Mylan, Inc.
2.55%, 03/28/19	14,000	13,956
Newell Brands, Inc.
2.60%, 03/29/19	288,000	287,023
3.15%, 04/01/21 (b)	100,000	99,061
PepsiCo, Inc.
4.50%, 01/15/20	11,000	11,376
1.85%, 04/30/20 (b)	514,000	506,185
3.13%, 11/01/20	200,000	202,033
1.70%, 10/06/21 (b)	11,000	10,557
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pfizer, Inc.
2.10%, 05/15/19	433,000	431,112
2.20%, 12/15/21	250,000	245,029
Philip Morris International, Inc.
4.50%, 03/26/20	300,000	310,256
2.50%, 08/22/22	250,000	242,470
Reynolds American, Inc.
3.25%, 06/12/20	550,000	551,890
Sysco Corp.
2.60%, 10/01/20 (b)	300,000	297,988
The Clorox Co.
3.05%, 09/15/22 (b)	200,000	199,185
The Coca-Cola Co.
1.88%, 10/27/20	11,000	10,793
1.55%, 09/01/21	150,000	144,024
3.30%, 09/01/21	28,000	28,423
2.20%, 05/25/22	500,000	485,433
The JM Smucker Co.
3.00%, 03/15/22	650,000	642,579
The Kroger Co.
2.80%, 08/01/22 (b)	250,000	244,777
The Procter & Gamble Co.
2.30%, 02/06/22	200,000	196,285
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	100,000	100,242
Unilever Capital Corp.
4.25%, 02/10/21	100,000	104,120
1.38%, 07/28/21	350,000	333,506
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (b)	100,000	98,501
Zoetis, Inc.
3.45%, 11/13/20 (b)	100,000	101,166
		19,258,211
Energy 2.0%
Apache Corp.
3.25%, 04/15/22 (b)	300,000	297,287
BP Capital Markets PLC
4.50%, 10/01/20	100,000	103,915
3.06%, 03/17/22	600,000	599,025
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (b)	500,000	489,158
Cenovus Energy, Inc.
3.00%, 08/15/22 (b)	750,000	727,814
Chevron Corp.
2.19%, 11/15/19 (b)	28,000	27,849
1.96%, 03/03/20 (b)	250,000	246,798
2.42%, 11/17/20 (b)	250,000	247,856
2.50%, 03/03/22 (b)	500,000	492,228
Devon Energy Corp.
3.25%, 05/15/22 (b)	96,000	95,115
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	150,000	154,330
Enbridge, Inc.
2.90%, 07/15/22 (b)	500,000	485,190
Encana Corp.
6.50%, 05/15/19	100,000	104,268
Energy Transfer LP
4.15%, 10/01/20 (b)	200,000	204,080
4.65%, 06/01/21 (b)	400,000	414,807
5.20%, 02/01/22 (b)	250,000	263,409

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (b)	100,000	105,331
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	250,000	248,593
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	210,545
EOG Resources, Inc.
5.63%, 06/01/19	100,000	103,455
2.45%, 04/01/20 (b)	264,000	261,567
EQT Corp.
4.88%, 11/15/21	200,000	209,152
3.00%, 10/01/22 (b)	250,000	243,641
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	491,592
Husky Energy, Inc.
7.25%, 12/15/19	100,000	107,315
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (b)	200,000	200,926
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	107,664
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	222,000	229,637
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (b)	400,000	414,170
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (b)	350,000	382,110
Shell International Finance BV
4.30%, 09/22/19	200,000	205,160
2.13%, 05/11/20	400,000	395,146
1.75%, 09/12/21	200,000	191,703
Total Capital International S.A.
2.10%, 06/19/19	19,000	18,882
Total Capital S.A.
4.45%, 06/24/20	400,000	415,194
Valero Energy Corp.
9.38%, 03/15/19	150,000	160,144
		9,655,056
Technology 2.3%
Apple, Inc.
2.10%, 05/06/19	200,000	199,304
1.90%, 02/07/20	1,000,000	988,635
2.00%, 05/06/20	228,000	225,509
2.25%, 02/23/21 (b)	28,000	27,597
1.55%, 08/04/21 (b)	125,000	119,838
Baidu, Inc.
3.50%, 11/28/22	350,000	349,069
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	200,000	197,634
2.20%, 01/15/21	100,000	96,886
3.00%, 01/15/22 (b)	300,000	293,446
Cisco Systems, Inc.
4.45%, 01/15/20	200,000	207,083
2.45%, 06/15/20	500,000	497,125
2.20%, 02/28/21	125,000	122,806
1.85%, 09/20/21 (b)	11,000	10,618
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (b)(c)	200,000	204,351
Fidelity National Information Services, Inc.
4.50%, 10/15/22 (b)	250,000	262,083
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	500,000	506,048
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intel Corp.
1.85%, 05/11/20	250,000	246,242
2.45%, 07/29/20	100,000	99,766
3.30%, 10/01/21	100,000	101,884
International Business Machines Corp.
1.80%, 05/17/19	450,000	446,181
1.63%, 05/15/20	350,000	342,516
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	499,356
Microsoft Corp.
1.10%, 08/08/19	150,000	147,378
1.85%, 02/12/20 (b)	65,000	64,314
2.00%, 11/03/20 (b)	400,000	393,782
1.55%, 08/08/21 (b)	500,000	479,495
NVIDIA Corp.
2.20%, 09/16/21 (b)	500,000	486,951
Oracle Corp.
2.25%, 10/08/19	500,000	498,535
1.90%, 09/15/21 (b)	433,000	418,753
QUALCOMM, Inc.
2.10%, 05/20/20	500,000	490,305
Seagate HDD Cayman
4.25%, 03/01/22 (b)(c)	100,000	99,008
Texas Instruments, Inc.
1.75%, 05/01/20 (b)	150,000	147,438
1.85%, 05/15/22 (b)	800,000	766,683
VMware, Inc.
2.30%, 08/21/20	500,000	487,799
2.95%, 08/21/22 (b)	350,000	337,830
Xerox Corp.
2.75%, 09/01/20	200,000	197,651
		11,059,899
Transportation 0.3%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (b)	400,000	400,763
Canadian National Railway Co.
5.55%, 03/01/19	165,000	170,123
FedEx Corp.
2.30%, 02/01/20	150,000	148,566
Ryder System, Inc.
2.55%, 06/01/19 (b)	17,000	16,950
2.88%, 09/01/20 (b)	100,000	99,727
3.40%, 03/01/23 (b)	250,000	250,186
Southwest Airlines Co.
2.75%, 11/06/19 (b)	11,000	11,004
2.75%, 11/16/22 (b)	250,000	246,111
Union Pacific Corp.
4.00%, 02/01/21 (b)	28,000	28,892
United Parcel Service, Inc.
2.45%, 10/01/22	150,000	146,437
		1,518,759
		69,696,156

Utility 1.2%
Electric 1.1%
Appalachian Power Co.
4.60%, 03/30/21 (b)	100,000	104,517
CMS Energy Corp.
5.05%, 03/15/22 (b)	100,000	106,078

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy, Inc.
2.50%, 12/01/19 (b)	300,000	297,635
Duke Energy Corp.
1.80%, 09/01/21 (b)	328,000	313,954
3.05%, 08/15/22 (b)	300,000	297,863
Duke Energy Progress LLC
3.00%, 09/15/21 (b)	200,000	200,883
Edison International
2.13%, 04/15/20	217,000	213,546
Entergy Corp.
5.13%, 09/15/20 (b)	200,000	209,567
Exelon Corp.
3.50%, 06/01/22 (b)	500,000	499,797
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	350,000	350,083
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (b)	11,000	10,883
2.40%, 04/25/22 (b)	250,000	243,520
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (b)	500,000	520,340
NV Energy, Inc.
6.25%, 11/15/20	500,000	542,855
Ohio Power Co.
5.38%, 10/01/21	150,000	162,629
Pacific Gas & Electric Co.
2.45%, 08/15/22 (b)	150,000	144,320
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	500,000	519,338
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (b)	250,000	243,315
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	100,000	98,392
		5,079,515
Natural Gas 0.1%
Atmos Energy Corp.
8.50%, 03/15/19	88,000	93,270
Sempra Energy
1.63%, 10/07/19	11,000	10,803
2.40%, 02/01/20	300,000	297,527
		401,600
		5,481,115
Total Corporates
(Cost $131,143,159)		129,047,893

Treasuries 60.7% of net assets
Bonds
8.13%, 08/15/19	415,000	450,940
8.50%, 02/15/20	30,000	33,605
8.75%, 05/15/20	275,000	313,591
8.75%, 08/15/20	350,000	403,354
7.88%, 02/15/21	365,000	422,095
8.13%, 05/15/21	425,000	499,209
8.13%, 08/15/21	30,000	35,613
8.00%, 11/15/21	105,000	125,336
7.25%, 08/15/22	400,000	478,797
7.63%, 11/15/22	226,000	276,360
Notes
1.00%, 03/15/19	3,528,900	3,488,786
1.25%, 03/31/19	2,643,400	2,619,083
1.50%, 03/31/19	830,000	824,618
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 03/31/19	2,789,900	2,775,188
0.88%, 04/15/19	4,435,300	4,373,968
1.25%, 04/30/19	2,092,000	2,070,876
1.63%, 04/30/19	2,100,000	2,087,941
0.88%, 05/15/19	1,420,000	1,398,811
3.13%, 05/15/19	1,648,000	1,667,184
1.13%, 05/31/19	415,800	410,602
1.25%, 05/31/19	1,450,000	1,434,141
1.50%, 05/31/19	2,420,000	2,401,094
0.88%, 06/15/19	1,285,500	1,264,786
1.00%, 06/30/19	525,000	517,043
1.25%, 06/30/19	1,300,000	1,284,588
1.63%, 06/30/19	2,069,100	2,054,713
0.75%, 07/15/19	1,420,000	1,392,793
0.88%, 07/31/19	675,300	663,100
1.38%, 07/31/19	1,517,000	1,500,378
1.63%, 07/31/19	1,940,000	1,925,109
0.75%, 08/15/19	1,290,000	1,263,595
3.63%, 08/15/19	1,715,000	1,749,936
1.00%, 08/31/19	470,000	461,747
1.25%, 08/31/19	1,400,000	1,380,477
1.63%, 08/31/19	1,810,500	1,795,224
0.88%, 09/15/19	1,388,500	1,360,514
1.00%, 09/30/19	685,500	672,834
1.38%, 09/30/19	1,650,000	1,628,730
1.75%, 09/30/19	1,560,500	1,549,406
1.00%, 10/15/19	970,000	951,282
1.25%, 10/31/19	420,200	413,544
1.50%, 10/31/19	2,983,700	2,948,851
1.00%, 11/15/19	1,270,000	1,244,129
3.38%, 11/15/19	1,766,000	1,799,699
1.00%, 11/30/19	1,050,000	1,027,975
1.50%, 11/30/19	1,974,300	1,949,544
1.75%, 11/30/19	1,941,000	1,925,040
1.38%, 12/15/19	1,370,000	1,349,450
1.13%, 12/31/19	1,650,000	1,617,322
1.63%, 12/31/19	1,805,300	1,785,167
1.88%, 12/31/19	2,250,000	2,235,146
1.38%, 01/15/20	4,520,000	4,447,521
1.25%, 01/31/20	1,000,000	981,211
1.38%, 01/31/20	1,587,900	1,561,849
2.00%, 01/31/20	2,280,000	2,269,491
1.38%, 02/15/20	1,605,000	1,577,508
3.63%, 02/15/20	2,278,500	2,337,198
1.25%, 02/29/20	1,390,000	1,362,200
1.38%, 02/29/20	2,068,600	2,032,440
2.25%, 02/29/20	3,000,000	2,999,414
1.63%, 03/15/20	1,900,000	1,874,914
1.13%, 03/31/20	1,250,000	1,220,361
1.38%, 03/31/20	2,370,000	2,325,470
1.50%, 04/15/20	2,250,000	2,212,734
1.13%, 04/30/20	1,420,000	1,384,500
1.38%, 04/30/20	2,535,500	2,485,632
1.50%, 05/15/20	1,500,000	1,473,926
3.50%, 05/15/20	2,139,300	2,193,618
1.38%, 05/31/20	1,700,000	1,664,539
1.50%, 05/31/20	2,188,100	2,148,483
1.50%, 06/15/20	1,500,000	1,472,402
1.63%, 06/30/20	2,682,900	2,639,512
1.88%, 06/30/20	1,735,000	1,716,566
1.50%, 07/15/20	2,000,000	1,961,523
1.63%, 07/31/20	2,645,000	2,600,314
2.00%, 07/31/20	1,860,000	1,844,706
1.50%, 08/15/20	2,046,000	2,004,920
2.63%, 08/15/20	2,490,000	2,505,806
1.38%, 08/31/20	2,495,000	2,435,792
2.13%, 08/31/20	1,757,400	1,747,343
1.38%, 09/15/20	2,087,000	2,036,985

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 09/30/20	2,241,900	2,186,684
2.00%, 09/30/20	1,979,000	1,960,833
1.63%, 10/15/20	1,770,000	1,736,571
1.38%, 10/31/20	2,614,500	2,546,942
1.75%, 10/31/20	2,074,000	2,040,014
1.75%, 11/15/20	2,000,000	1,966,797
2.63%, 11/15/20	3,830,300	3,854,539
1.63%, 11/30/20	3,094,000	3,030,851
2.00%, 11/30/20	1,680,500	1,663,039
1.88%, 12/15/20	3,150,000	3,105,888
1.75%, 12/31/20	4,235,500	4,159,890
2.38%, 12/31/20	1,948,100	1,946,616
2.00%, 01/15/21	7,550,000	7,464,325
1.38%, 01/31/21	2,395,000	2,324,413
2.13%, 01/31/21	1,785,000	1,770,323
3.63%, 02/15/21	2,795,000	2,890,696
1.13%, 02/28/21	2,504,300	2,409,557
2.00%, 02/28/21	2,047,800	2,022,282
1.25%, 03/31/21	1,435,300	1,384,336
2.25%, 03/31/21	1,137,100	1,130,482
1.38%, 04/30/21	3,050,500	2,949,810
2.25%, 04/30/21	1,000,000	993,672
3.13%, 05/15/21	1,305,000	1,330,973
1.38%, 05/31/21	1,272,900	1,229,219
2.00%, 05/31/21	1,510,000	1,487,645
1.13%, 06/30/21	1,222,900	1,169,709
2.13%, 06/30/21	805,000	795,724
1.13%, 07/31/21	1,748,400	1,669,995
2.25%, 07/31/21	1,937,600	1,921,327
2.13%, 08/15/21	2,396,800	2,366,419
1.13%, 08/31/21	1,789,500	1,706,316
2.00%, 08/31/21	930,000	913,907
1.13%, 09/30/21	2,153,400	2,050,442
2.13%, 09/30/21	1,530,000	1,509,022
1.25%, 10/31/21	1,596,400	1,525,123
2.00%, 10/31/21	1,165,500	1,143,556
2.00%, 11/15/21	2,625,200	2,576,388
1.75%, 11/30/21	1,810,900	1,759,827
1.88%, 11/30/21	1,829,300	1,786,426
2.00%, 12/31/21	2,274,600	2,228,264
2.13%, 12/31/21	1,530,300	1,506,658
1.50%, 01/31/22	1,525,300	1,464,794
1.88%, 01/31/22	1,844,300	1,796,968
2.00%, 02/15/22	1,715,300	1,679,922
1.75%, 02/28/22	1,943,800	1,883,360
1.88%, 02/28/22	2,019,800	1,966,228
1.75%, 03/31/22	1,910,000	1,849,193
1.88%, 03/31/22	1,905,000	1,852,799
1.75%, 04/30/22	1,850,000	1,789,080
1.88%, 04/30/22	2,070,000	2,011,256
1.75%, 05/15/22	1,750,000	1,692,339
1.75%, 05/31/22	2,350,000	2,269,907
1.88%, 05/31/22	1,800,000	1,748,953
1.75%, 06/30/22	2,000,000	1,930,156
2.13%, 06/30/22	1,700,000	1,667,129
1.88%, 07/31/22	2,400,000	2,325,750
2.00%, 07/31/22	1,700,000	1,657,633
1.63%, 08/15/22	2,000,000	1,917,617
1.63%, 08/31/22	2,250,000	2,155,386
1.88%, 08/31/22	2,000,000	1,937,500
1.75%, 09/30/22	1,750,000	1,683,828
1.88%, 09/30/22	2,300,000	2,225,295
1.88%, 10/31/22	2,000,000	1,933,906
2.00%, 10/31/22	2,000,000	1,944,062
1.63%, 11/15/22	3,800,000	3,631,449
2.00%, 11/30/22	1,350,000	1,311,688
2.13%, 12/31/22	5,200,000	5,077,312
1.75%, 01/31/23	3,055,000	2,929,101
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 01/31/23	4,325,000	4,270,431
2.63%, 02/28/23	8,500,000	8,490,205
Total Treasuries
(Cost $292,040,324)		287,130,939

Government Related 11.4% of net assets

Agency 6.3%
Foreign 2.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	243,076
1.88%, 01/20/21	300,000	293,886
		536,962
Canada 0.1%
Export Development Canada
1.63%, 12/03/19	250,000	246,882
1.63%, 01/17/20	400,000	394,490
		641,372
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	484,899
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	350,000	371,000
Germany 1.5%
Kreditanstalt Fuer Wiederaufbau
1.88%, 04/01/19 (d)	1,100,000	1,095,695
1.50%, 04/20/20 (d)	575,000	563,063
1.88%, 06/30/20 (d)	700,000	690,665
1.88%, 11/30/20 (d)	572,000	561,907
1.63%, 03/15/21 (d)	750,000	743,571
2.38%, 08/25/21 (d)	39,000	38,633
2.63%, 01/25/22 (d)	555,000	553,279
2.13%, 03/07/22 (d)	300,000	293,052
2.13%, 06/15/22 (d)	1,250,000	1,218,580
2.38%, 12/29/22 (d)	500,000	489,895
2.13%, 01/17/23 (d)	750,000	725,948
Landwirtschaftliche Rentenbank
1.38%, 10/23/19 (d)	200,000	196,809
		7,171,097
Japan 0.2%
Japan Bank for International Cooperation
2.25%, 02/24/20	200,000	198,477
1.75%, 05/28/20	14,000	13,719
2.13%, 07/21/20	250,000	246,453
1.88%, 04/20/21	200,000	194,734
2.38%, 11/16/22	500,000	487,317
		1,140,700
Mexico 0.2%
Petroleos Mexicanos
8.00%, 05/03/19	600,000	634,860
5.50%, 01/21/21	350,000	366,712
		1,001,572

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.1%
Statoil ASA
2.25%, 11/08/19	250,000	248,621
2.90%, 11/08/20	100,000	100,236
		348,857
Republic of Korea 0.3%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	16,644
4.38%, 09/15/21	500,000	518,872
2.75%, 01/25/22	500,000	488,707
The Korea Development Bank
3.00%, 09/14/22	200,000	196,805
		1,221,028
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 08/28/19	250,000	245,283
2.38%, 03/09/22	300,000	294,970
		540,253
		13,457,740
U.S. 3.5%
Fannie Mae
1.88%, 02/19/19	500,000	498,882
1.00%, 02/26/19	300,000	296,782
1.75%, 06/20/19	55,000	54,711
1.25%, 07/26/19 (b)	28,000	27,567
1.25%, 08/23/19 (b)	500,000	492,818
1.75%, 09/12/19	69,000	68,521
1.00%, 10/24/19	800,000	783,926
1.75%, 11/26/19	822,000	815,029
1.65%, 01/27/20 (b)	83,000	82,015
1.50%, 02/28/20	500,000	492,025
1.50%, 07/30/20	500,000	489,963
1.38%, 02/26/21	500,000	484,104
1.25%, 08/17/21	28,000	26,828
1.38%, 10/07/21	400,000	383,996
1.88%, 04/05/22	500,000	485,622
Federal Farm Credit Bank
1.40%, 04/13/20 (b)	200,000	196,019
1.95%, 11/02/21	500,000	489,629
Federal Home Loan Bank
1.25%, 01/16/19	300,000	297,867
1.38%, 03/18/19	250,000	248,108
1.63%, 06/14/19	250,000	248,237
1.13%, 06/21/19	750,000	740,131
0.88%, 08/05/19	500,000	490,679
1.38%, 11/15/19	1,200,000	1,182,931
1.88%, 03/13/20	300,000	297,301
1.75%, 07/13/20 (b)	400,000	394,138
1.87%, 02/10/21 (b)	300,000	294,663
1.38%, 02/18/21	500,000	484,753
1.75%, 03/12/21	110,000	107,744
1.13%, 07/14/21	550,000	525,966
2.38%, 09/10/21	250,000	248,606
1.88%, 11/29/21	250,000	244,125
Freddie Mac
1.38%, 02/28/19 (b)	600,000	595,444
1.75%, 05/30/19	483,000	480,535
0.88%, 07/19/19	250,000	245,522
1.60%, 07/26/19 (b)	250,000	247,847
1.25%, 08/01/19	250,000	246,781
1.38%, 08/15/19	250,000	246,997
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 10/02/19	1,000,000	984,714
1.50%, 01/17/20	250,000	246,512
1.38%, 04/20/20	600,000	588,528
1.88%, 11/17/20	300,000	295,524
2.38%, 01/13/22	28,000	27,774
Tennessee Valley Authority
3.88%, 02/15/21	250,000	259,973
		16,439,837
		29,897,577

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Province of Alberta
1.90%, 12/06/19	450,000	445,015
Province of British Columbia
2.00%, 10/23/22	500,000	480,694
Province of Manitoba
2.13%, 05/04/22	100,000	96,836
Province of Ontario
4.40%, 04/14/20	506,000	524,713
2.55%, 02/12/21	250,000	249,009
2.40%, 02/08/22	350,000	343,470
Province of Quebec
2.75%, 08/25/21	300,000	299,281
2.38%, 01/31/22	100,000	98,106
		2,537,124
		2,537,124
U.S. 0.1%
California
GO Bonds Series 2009
6.20%, 10/01/19	250,000	264,518
		2,801,642

Sovereign 0.7%
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	207,450
Republic of Colombia
7.38%, 03/18/19	100,000	104,750
11.75%, 02/25/20	100,000	117,050
		429,250
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	14,000	14,891
6.38%, 03/29/21	158,000	172,762
5.75%, 11/22/23	210,000	233,005
		420,658
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	250,000	259,430
Mexico 0.1%
United Mexican States
3.50%, 01/21/21	250,000	255,250

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	11,000	11,523
Philippines 0.1%
Republic of the Philippines
4.00%, 01/15/21	750,000	771,078
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	750,000	789,596
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	157,620
		3,094,405

Supranational* 3.8%
African Development Bank
1.13%, 09/20/19	750,000	736,173
1.25%, 07/26/21	14,000	13,368
Asian Development Bank
1.88%, 04/12/19	14,000	13,942
1.75%, 01/10/20	950,000	939,133
1.50%, 01/22/20	30,000	29,506
2.25%, 01/20/21	500,000	495,557
1.63%, 03/16/21	17,000	16,519
2.00%, 02/16/22	750,000	730,273
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	242,477
4.38%, 06/15/22	250,000	263,065
Council Of Europe Development Bank
1.50%, 05/17/19	150,000	148,592
European Bank for Reconstruction & Development
1.75%, 11/26/19	761,000	753,215
1.50%, 03/16/20	14,000	13,759
1.63%, 05/05/20	600,000	589,939
European Investment Bank
1.88%, 03/15/19	55,000	54,808
1.63%, 03/16/20	200,000	196,765
1.38%, 06/15/20	1,303,000	1,270,469
2.00%, 03/15/21	800,000	785,433
2.50%, 04/15/21	325,000	323,763
2.13%, 10/15/21	55,000	53,944
2.25%, 03/15/22	700,000	686,844
2.38%, 06/15/22	1,000,000	984,007
2.00%, 12/15/22	750,000	722,892
Inter-American Development Bank
1.00%, 05/13/19	178,000	175,379
1.13%, 09/12/19	150,000	147,363
1.75%, 10/15/19	28,000	27,747
3.88%, 02/14/20	200,000	205,677
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/12/20	750,000	738,614
1.38%, 07/15/20	14,000	13,671
1.88%, 03/15/21	350,000	342,946
1.75%, 04/14/22	300,000	288,993
International Bank for Reconstruction & Development
1.88%, 03/15/19	852,000	849,423
1.38%, 03/30/20	800,000	783,231
2.13%, 11/01/20	500,000	494,913
1.63%, 03/09/21	14,000	13,618
1.38%, 05/24/21	950,000	914,117
2.00%, 01/26/22	1,250,000	1,217,360
International Finance Corp.
1.75%, 09/16/19	1,014,000	1,005,051
1.75%, 03/30/20	250,000	246,567
1.13%, 07/20/21	25,000	23,780
Nordic Investment Bank
1.25%, 08/02/21	500,000	477,239
		18,030,132
Total Government Related
(Cost $54,653,797)		53,823,756
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (e)	246,367	246,367
Total Other Investment Company
(Cost $246,367)		246,367
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,674,109 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT —	Real Estate Investment Trust

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$129,047,893	$—	$129,047,893
Treasuries	—	287,130,939	—	287,130,939
Government Related[1]	—	53,823,756	—	53,823,756
Other Investment Company[1]	246,367	—	—	246,367
Total	$246,367	$470,002,588	$—	$470,248,955
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $478,083,647)		$470,248,955
Receivables:
Investments sold		17,336,673
Interest		2,400,013
Fund shares sold		898,328
Dividends	+	990
Total assets		490,884,959
Liabilities
Payables:
Investments bought		17,940,964
Investment adviser fees		21,476
Fund shares redeemed		399,665
Distributions to shareholders		140,044
Due to custodian	+	954
Total liabilities		18,503,103
Net Assets
Total assets		490,884,959
Total liabilities	–	18,503,103
Net assets		$472,381,856
Net Assets by Source
Capital received from investors		480,716,244
Net investment income not yet distributed		452
Net realized capital losses		(500,148)
Net unrealized capital depreciation		(7,834,692)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$472,381,856		48,097,161		$9.82

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Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$3,813,715
Dividends	+	4,337
Total investment income		3,818,052
Expenses
Investment adviser fees		125,891
Total expenses	–	125,891
Net investment income		3,692,161
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(449,239)
Net change in unrealized appreciation (depreciation) on investments	+	(8,981,802)
Net realized and unrealized losses		(9,431,041)
Decrease in net assets resulting from operations		($5,738,880)

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		2/23/17*-8/31/17
Net investment income		$3,692,161	$1,707,873
Net realized losses		(449,239)	(50,909)
Net change in unrealized appreciation (depreciation)	+	(8,981,802)	1,147,110
Increase (decrease) in net assets from operations		(5,738,880)	2,804,074
Distributions to Shareholders
Distributions from net investment income		($3,691,709)	($1,707,873)

Transactions in Fund Shares
		9/1/17-2/28/18		2/23/17*-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,086,386	$179,634,048	43,715,274	$437,693,873
Shares reinvested		300,512	2,980,014	147,906	1,481,640
Shares redeemed	+	(8,212,611)	(81,560,223)	(5,940,306)	(59,513,108)
Net transactions in fund shares		10,174,287	$101,053,839	37,922,874	$379,662,405
Shares Outstanding and Net Assets
		9/1/17-2/28/18		2/23/17*-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,922,874	$380,758,606	—	$—
Total increase	+	10,174,287	91,623,250	37,922,874	380,758,606
End of period		48,097,161	$472,381,856	37,922,874	$380,758,606
Net investment income not yet distributed			$452		$—
*	Commencement of operations.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Intermediate-Term Bond Fund	Schwab Tax-Free Bond Fund™
Schwab GNMA Fund	Schwab California Tax-Free Bond Fund™
Schwab Treasury Inflation Protected Securities Index Fund	Schwab 1000 Index® Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Global Real Estate Fund™
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab Intermediate-Term Bond Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab GNMA Fund post and receive variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
In August 2016, the Financial Industry Regulatory Authority (FINRA) issued amendments to FINRA Rule 4210 (Margin Requirements). The rule was amended to include the margining of certain forward-settling MBS transactions, including TBAs, and includes some of the practices recommended by the TMPG. The amendments, which will go into effect on June 25, 2018, include provisions regarding the posting and receiving of variation margin with certain counterparties in instances where the unrealized gain/loss on such TBA transactions exceeds certain pre-determined thresholds. Management believes the funds are already in compliance with the amendments that will go into effect on June 25, 2018, and intend to comply with all changes.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2018, the funds had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund: Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund: Pursuant to an Amended and Restated Investment Advisory Agreement between Charles Schwab Investment Management, Inc. (CSIM or the investment advisor) and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between CSIM and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. Certain funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
Sampling Index Tracking Risk. An index fund may not fully replicate their respective index and may hold securities not included in the respective index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if it purchased all of the securities in the index.
Tracking Error Risk. Certain funds are designed to track the performance of their comparative index, although they may not be successful in doing so. The divergence between the performance of a fund and its comparative index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
High Yield Risk. High-yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk. Certain funds’ investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and a fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and at times, it may be difficult to value such investments.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through To Be Announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the funds to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. Certain funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Portfolio Turnover Risk. A fund may buy and sell portfolio securities actively. An index fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Intermediate-Term Bond Fund	Schwab GNMA Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For the period ended February 28, 2018, the aggregate advisory fees paid to CSIM by the Schwab Intermediate-Term Bond Fund and the Schwab GNMA Fund were 0.30% and 0.30%, respectively, as a percentage of each fund’s average daily net assets.
Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
0.05%	0.04%	0.06%
Shareholder Servicing
Schwab GNMA Fund and Schwab Intermediate-Term Bond Fund: The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is 0.45% and 0.55%, respectively, for the Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund.
Investments from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2018, as applicable:
	Underlying Funds
	Schwab Intermediate-Term Bond Fund	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Schwab MarketTrack Growth Portfolio	—%	—%	6.7%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	10.5%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	7.5%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.2%	—%
Schwab Target 2010 Fund	—%	0.5%	0.7%	1.1%
Schwab Target 2015 Fund	—%	0.9%	1.2%	1.9%
Schwab Target 2020 Fund	0.9%	3.7%	6.4%	8.8%
Schwab Target 2025 Fund	1.8%	1.2%	4.6%	5.2%
Schwab Target 2030 Fund	3.6%	—%	6.5%	5.8%
Schwab Target 2035 Fund	1.5%	—%	2.1%	1.5%
Schwab Target 2040 Fund	3.0%	—%	3.1%	1.6%
Schwab Target 2045 Fund	0.3%	—%	0.3%	0.1%
Schwab Target 2050 Fund	0.2%	—%	0.1%	0.1%
Schwab Target 2055 Fund	0.1%	—%	0.1%	0.0%*
Schwab Target 2060 Fund	0.0%*	—%	0.0%*	—%
Schwab Monthly Income Fund — Moderate Payout	2.8%	—%	0.8%	—%
Schwab Monthly Income Fund — Enhanced Payout	7.3%	—%	2.0%	—%
Schwab Monthly Income Fund — Maximum Payout	4.6%	—%	1.3%	—%
Schwab Balanced Fund	14.3%	—%	5.7%	—%
*	Less than 0.05%.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the independent trustees are paid by CSIM. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, for Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund, in addition to the interest charged on any borrowings by the funds, the funds paid a commitment fee of 0.15% per annum on their proportionate share of the unused portion of the Syndicated Credit Facility. For Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, in addition to the interest charged on any borrowings from the funds, where applicable, CSIM paid the commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which terminates on November 30, 2018. Under the terms of the Uncommitted Credit Facility, Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund pay interest on the amount of any fund borrowings. For Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, CSIM pays interest on the amount of any fund borrowings.
There were no borrowings from either line of credit during the period.
All of the funds also have access to custodian overdraft facilities. Schwab Intermediate-Term Bond Fund and Schwab GNMA Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the funds’ Statement of Operations, if any. Schwab Treasury Inflation Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund may have utilized the overdraft facility and incurred interest expenses, which, where applicable, were paid by CSIM. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

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Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2018, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Intermediate-Term Bond Fund	$219,455,016	$40,252,984	$259,708,000
Schwab GNMA Fund	204,800,257	—	204,800,257
Schwab Treasury Inflation Protected Securities Index Fund	150,697,807	—	150,697,807
Schwab U.S. Aggregate Bond Index Fund	1,158,235,220	181,007,374	1,339,242,594
Schwab Short-Term Bond Index Fund	136,968,517	58,851,819	195,820,336
	Sales/Maturities of Long-Term U.S. Government Securities*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Intermediate-Term Bond Fund	$226,044,658	$49,253,984	$275,298,642
Schwab GNMA Fund	239,881,514	—	239,881,514
Schwab Treasury Inflation Protected Securities Index Fund	41,924,175	—	41,924,175
Schwab U.S. Aggregate Bond Index Fund	860,180,246	39,119,106	899,299,352
Schwab Short-Term Bond Index Fund	73,791,791	20,631,424	94,423,215
*	Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:
As of February 28, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Intermediate-Term Bond Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Tax cost	$334,418,594	$271,235,673	$666,643,794	$1,956,648,115	$478,153,979
Gross unrealized appreciation	$894,414	$207,601	$3,058,266	$559,306	$—
Gross unrealized depreciation	(6,018,877)	(7,892,406)	(6,442,833)	(42,351,066)	(7,905,024)
Net unrealized appreciation (depreciation)	($5,124,463)	($7,684,805)	($3,384,567)	($41,791,760)	($7,905,024)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Intermediate-Term Bond Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
No expiration	$—	$10,281,355	$1,149,429	$463,834	$31,093
Total	$—	$10,281,355	$1,149,429	$463,834	$31,093
As of August 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the funds did not incur any interest or penalties.

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Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays GNMA Index  An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Government/Credit 1 – 5 Year Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of 1-5 years. Bonds are represented in the index in proportion to their market value.
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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Schwab Taxable Bond Funds
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Semiannual Report

Notes

Schwab Taxable Bond Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-22
00207764

Semiannual Report  |  February 28, 2018
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™

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Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2018
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	-1.40%
S&P National AMT-Free Municipal Bond Index	-1.25%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.30%
Fund Category: Morningstar Municipal National Intermediate Bond[1]	-1.30%
Performance Details	page 9

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	-1.34%
S&P California AMT-Free Municipal Bond Index	-1.19%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.30%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[1]	-1.29%
Performance Details	page 10

Minimum Initial Investment[2]	$ 100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Please see prospectus for further detail and eligibility requirements.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors’ ability to follow the investing principle “ignore the noise” was put to the test in February. Amid inflation fears and concerns about higher interest rates, bond yields soared and stocks slid for two weeks, with some U.S. and European indices dropping around 10%. While equities recovered some ground by month’s end, bond prices have been hurt by the anticipation of higher inflation and more rate hikes from the Federal Reserve this year. No one can predict what comes next, of course, but we may continue to see increased market volatility—especially in equity markets, where volatility has been unusually low.
During times of higher volatility, it can be tempting to veer from your financial plan. But these split-second decisions in reaction to events may prove costly over time. Bond prices are difficult to forecast and in recent years have had some unexpected moves. Over the most recent reporting period, speculation surrounding the effects of the Tax Cuts and Jobs Act drove much of the muni market’s fluctuations, with bond prices pressured by concern that the tax changes could lessen demand for municipal debt.
In the end, the final legislation did not include a number of proposals that could have had a much bigger impact on the tax-free bond market. The Tax Cuts and Jobs Act included some provisions that may soften demand for municipal bonds but also other provisions that will likely support it. According to our analysis of the tax changes, we believe it’s likely that the Act could result in a 10% to 15% decrease in the supply of new issues, putting downward pressure on yields.
A period of market turmoil may be an opportune time to check in on your portfolio to make sure it’s adequately diversified. At Charles Schwab Investment Management, the heart of our mission is to provide funds that are designed to be part of the foundation around which you can build investment strategies. For many investors, tax-free bonds can help provide the diversification that’s essential to a long-term investment plan. We believe market swings can serve as a reminder of why diversification matters and why it’s important to stay calm when markets are not.
We’re here to serve our investors over the long-term—with funds that can simplify your investment decisions and help you implement your financial plan. We appreciate that you have chosen Charles Schwab Investment Management, and we look forward to continue helping you achieve your financial goals.

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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
From the President (continued)

“ Over the most recent reporting period, speculation surrounding the effects of the Tax Cuts and Jobs Act drove much of the muni market’s fluctuations, with bond prices pressured by concern that the tax changes could lessen demand for municipal debt.”
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification does not ensure a profit and does not protect against losses in declining markets.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
The Investment Environment

Over the six-month reporting period ended February 28, 2018, most fixed-income markets generated negative returns. Potential changes to tax policy drove much of the movement in the municipal securities (muni) market for the first part of the reporting period amid concerns over reduced supply and increased demand before the proposed tax bill was finalized. After the Tax Cuts and Jobs Act (TCJA) was passed in December with expectations for minimal impact to the muni market, volatility subsided and the supply/demand dynamic returned to a more normal balance. Meanwhile, the Federal Reserve (Fed) continued to normalize monetary policy over the reporting period, raising short-term interest rates once and beginning the process of reducing the size of its balance sheet. In this environment, U.S. municipal bonds generated negative returns while yields rose (bond yields and bond prices move in opposite directions). For the reporting period, the S&P California AMT-Free Municipal Bond Index returned -1.19% and the S&P National AMT-Free Municipal Bond Index returned -1.25%.
Potential tax reform legislation had a large impact on the muni market over much of the reporting period and contributed to heighted volatility. An early version of the House of Representatives’ bill included the prohibition of tax-exempt bonds for issuers common to the muni market, such as hospitals and universities. Issuers would be forced toward taxable alternatives, increasing the cost of financing and reducing future issuance of tax-exempt debt. The potential for a steep decrease in the supply of muni bond issuance created heavy demand, and sent yields downward. As the reporting period continued, however, supply rose amid a rush to issue bonds ahead of any potential tax law changes, and yields reversed course and moved higher. Volatility continued through mid-December until the TCJA was passed, at which point yields returned to more normal levels. The remainder of the reporting period was relatively calm as issuers and investors alike continued to assess the impact of the new tax laws.
Though several high-impact proposed changes to the muni market were eliminated from the final legislation, some notable measures were ultimately included. One of those changes was the prohibition of advance refundings (ARs), a tool issuers use to refinance outstanding debt at a lower interest rate before bonds are callable. It is estimated that the elimination of ARs will reduce annual muni issuance by 10% to 15%, placing downward pressure on yields. Another included provision was the limitation on state and local tax deductions. With this measure, deductibility would be capped at $10,000 in any combination of property taxes, sales tax, or income tax, effectively increasing the amount of income subject to tax. This could increase demand for tax-exempt instruments and place additional downward pressure on yields. While the effects of these and other provisions have affected muni markets already, Charles Schwab Investment Management believes that the overall impact of the TCJA on the industry is likely to be minimal.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
The Investment Environment (continued)

Meanwhile, the Fed continued to tighten U.S. monetary policy over the six-month reporting period. After announcing plans earlier in the year to begin reducing the size of its approximately $4.5 trillion balance sheet, the Fed followed through with these plans in October by allowing securities to mature without reinvesting the proceeds. The Fed also continued the process of normalizing short-term interest rates over the reporting period. Signaling continued confidence in the global recovery, the Fed raised the federal funds rate by 0.25% in December to a range of 1.25% to 1.50%. This increase was generally anticipated, and as of the end of the reporting period, market expectations were for approximately three short-term interest rate hikes in 2018. The minutes from the Fed’s January meeting provided support for these expectations, indicating that “substantial underlying economic momentum,” combined with factors such as tax cuts and a positive global outlook, could sustain additional short-term interest rate increases this year.
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Schwab Tax-Free Bond Funds
California State Investment Environment

California’s financial position is strong and continues to improve, benefitting from solid economic growth coupled with disciplined spending. As the state prepares its spending plan for the coming fiscal year, continued federal policy uncertainty and spending pressures compete with the Governor’s goal to increase the state’s reserves.
California’s 2018 budget was designed to position the state for the next economic recession. Much of the projected growth in general fund revenues was targeted for increased funding for K-12 and community college education, with the balance set aside for reserves and one-time spending. The 2018 budget anticipated the state would end the year (at 6/30/2018) with $10.9 billion of reserves. Updated projections indicate that general fund revenues are outperforming expectations by about 6%. As such, the state now expects to close 2018 with reserves of nearly $13.8 billion, of which $8.4 billion is in the rainy day fund, which is equal to 6.6% of annual spending.
California Governor Jerry Brown released his proposed fiscal 2019 budget on January 10, 2018. The Governor’s office projects general fund revenue of $135.2 billion, up 3.2% from the current year. The Governor’s plan fully funds mandated spending for K-14 education two years ahead of the schedule included in the 2013 revised funding plan to give school districts greater local control on spending. The proposed budget increases school district funding by over $2.9 billion to nearly $68.7 billion. The budget also includes an additional 3% of support ($92 million) from the general fund for each of the University of California and California State University. The budget proposal also includes a $3.5 billion deposit to the rainy day fund which would bring it to nearly $13.5 billion, or 10% of tax revenues, the constitutional target for full funding. Total reserves would be a record $15.7 billion, or nearly 13% of spending. However, uncertainties remain in the budget, due to the state’s current relationship with the federal government, and the as yet unknown federal funding levels for Medicaid. The proposed budget also does not include estimates of the impact of December’s federal tax code revisions; those estimates are expected to be incorporated in the Revised Budget which will be released in May 2018.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 6.0% in fiscal 2018 and will grow 5.6% in fiscal 2019. However, that rate of growth varies significantly by district, with some areas still below pre-recession valuation levels.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenues which allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 342,500 jobs from December 2016 to December 2017, a 2.1% increase, exceeding the national job growth rate of 1.4% for the period. However, the state’s 2017 job growth rate was down slightly from the previous year’s 2.2% increase in jobs. California’s unemployment rate declined to 4.5% in December 2017, down from 5.3% in December 2016, but remains above the national average of 4.1%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.

Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1992.
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Schwab Tax-Free Bond Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	-1.40%	1.92%	1.96%	4.36%
S&P National AMT-Free Municipal Bond Index	-1.25%	2.45%	2.26%	4.53%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.30%	1.32%	2.04%	4.26%
Fund Category: Morningstar Municipal National Intermediate Bond[3]	-1.30%	2.11%	1.94%	3.81%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.56%

Yields
30-Day SEC Yield[1,2]	1.88%
30-Day SEC Yield-No Waiver[1,5]	1.80%
Taxable Equivalent Yield[6]	3.18%
12-Month Distribution Yield[1,2]	2.36%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.3 Yrs
Weighted Average Duration[7]	5.1 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund as of February 28, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	-1.34%	2.07%	2.24%	3.94%
S&P California AMT-Free Municipal Bond Index	-1.19%	2.48%	2.79%	4.96%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.30%	1.32%	2.04%	4.26%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[3]	-1.29%	2.12%	2.02%	3.91%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.59%

Yields
30-Day SEC Yield[1,2]	1.73%
30-Day SEC Yield-No Waiver[1,5]	1.62%
Taxable Equivalent Yield[6]	3.77%
12-Month Distribution Yield[1,2]	2.42%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.3 Yrs
Weighted Average Duration[7]	5.0 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2017 and held through February 28, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/17	Ending Account Value (Net of Expenses) at 2/28/18	Expenses Paid During Period 9/1/17-2/28/18[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 986.00	$2.41
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 986.60	$2.41
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$11.82	$12.13	$11.82	$11.97	$11.36	$12.10
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.27 [1]	0.26 [1]	0.26 [1]	0.27	0.27
Net realized and unrealized gains (losses)	(0.30)	(0.21)	0.37	(0.03)	0.61	(0.58)
Total from investment operations	(0.16)	0.06	0.63	0.23	0.88	(0.31)
Less distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.27)	(0.27)
Distributions from net realized gains	—	(0.10)	(0.06)	(0.12)	—	(0.16)
Total distributions	(0.14)	(0.37)	(0.32)	(0.38)	(0.27)	(0.43)
Net asset value at end of period	$11.52	$11.82	$12.13	$11.82	$11.97	$11.36
Total return	(1.40%) [2]	0.63%	5.37%	1.95%	7.86%	(2.65%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.57% [3]	0.56%	0.57%	0.57%	0.58%	0.56%
Net investment income (loss)	2.34% [3]	2.32%	2.16%	2.21%	2.34%	2.27%
Portfolio turnover rate	35% [2]	83%	54% [4]	92%	81%	110%
Net assets, end of period (x 1,000,000)	$637	$667	$708	$640	$627	$602

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
12
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.3% of net assets
ALABAMA 1.6%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	5.00%	09/01/27	1,000,000	1,206,430
Special Obligation RB Series 2017A	5.00%	06/01/37 (a)	1,000,000	1,165,120
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	551,455
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	131,869
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	975,348
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,158,220
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	537,173
RB Series 2017	5.00%	05/01/26	200,000	233,176
RB Series 2017	5.00%	05/01/27	250,000	293,512
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	2,988,007
				10,240,310
ALASKA 1.5%
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,046,090
GO Bonds Series 2017A	5.00%	06/30/22 (a)	3,895,000	4,179,647
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/20 (c)	820,000	882,656
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(c)	1,130,000	1,243,531
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(c)	1,790,000	1,969,841
				9,321,765
ARIZONA 0.9%
Arizona Health Facilities Auth
Hospital RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,047,360
Higley USD #60
GO & Refunding Bonds Series 2015	4.00%	07/01/20	215,000	226,249
Payson USD #10
GO Bonds Series 2008B	5.75%	07/01/28 (a)(b)(c)	1,375,000	1,394,855
Pima Cnty
COP Series 2013A	5.00%	12/01/18	400,000	410,476
COP Series 2013A	5.00%	12/01/19	500,000	528,985
GO Bonds Series 2012A	4.00%	07/01/22	140,000	152,103
13
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	754,460
Refunding COP Series 2014	4.00%	07/01/23	700,000	759,360
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (c)	300,000	304,578
				5,578,426
ARKANSAS 1.1%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	395,000	394,652
Crittenden Cnty
Sales & Use Tax Bonds Series 2017	5.00%	03/01/20	900,000	954,423
Sales & Use Tax Bonds Series 2017	5.00%	03/01/21	650,000	705,270
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	35,000	35,003
Little Rock
LT GO & Refunding Bonds Series 2012	3.10%	03/01/32 (a)	490,000	490,000
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	759,174
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	759,270
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,246,675
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	750,000	743,168
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	955,000	950,674
				7,038,309
CALIFORNIA 10.1%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,049,720
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(c)	640,000	713,530
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)	860,000	940,909
California
GO Bonds	5.00%	04/01/38 (a)(c)	110,000	110,352
GO Refunding Bonds	5.00%	08/01/33 (a)	5,000,000	5,846,000
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	5,000,000	5,872,600
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,590,000	3,003,908
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(c)	2,005,000	2,159,164
Refunding RB (Segerstrom Center for the Arts) Series 2017	5.00%	01/01/28	3,000,000	3,586,440
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (c)	360,000	363,960
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	119,256
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/23	740,000	850,082
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/25	835,000	987,229
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/27	635,000	765,638
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/29 (a)	775,000	912,415
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/33 (a)	3,085,000	3,579,464
14
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	525,000	587,506
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	498,271
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	519,069
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,600,690
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (a)	1,500,000	1,725,540
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,112,150
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,530,120
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,176,350
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	80,000	82,401
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	133,629
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (a)	750,000	878,745
Refunding COP Series 2015A	5.00%	02/01/29 (a)	650,000	757,061
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(c)	360,000	395,680
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	875,400
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(c)	3,530,000	3,806,823
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,750,000	1,110,655
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	909,750
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	577,820
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	853,120
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	681,668
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,074,600
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,911,277
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,386,558
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,399,280
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,152,060
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,461,650
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	146,744
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	500,000	549,345
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,191,084
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,332,059
				64,277,772
15
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 1.4%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	796,065
COP Series 2015	5.00%	12/01/24 (a)	375,000	406,174
COP Series 2015	5.00%	12/01/25 (a)	500,000	541,565
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,042,389
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	585,028
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/18	500,000	503,885
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	414,344
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,387,587
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (b)	1,000,000	1,020,280
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,010,789
				8,708,106
CONNECTICUT 0.6%
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,127,194
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (a)	625,000	717,169
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,460,909
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	465,804
				3,771,076
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	750,000	774,825
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(b)	300,000	318,945
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,292,933
				1,611,878
FLORIDA 6.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	517,375
Cape Coral
Utility Refunding Assessment Bonds Series 2017	2.75%	09/01/25	1,240,000	1,193,289
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (a)	1,000,000	1,000,540
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	56,959
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (a)	400,000	440,288
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,651,995
16
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,385,000	2,556,100
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,659,645
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,286,900
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,356,760
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/33 (a)	1,260,000	1,448,156
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	710,000	812,900
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	153,299
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,687,905
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	109,640
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	166,887
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	451,340
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	278,218
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	540,425
Aviation RB Series 2010A	5.50%	10/01/26 (a)(c)	1,135,000	1,245,844
Aviation RB Series 2010A	5.50%	10/01/26 (a)	3,555,000	3,887,037
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	931,621
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	645,023
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,301,190
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	616,165
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,883,970
Toll System RB Series 2014A	5.00%	07/01/24	625,000	721,481
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	457,763
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	889,352
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)(c)(f)	375,000	383,648
RB Series 2009	5.25%	10/01/18 (f)	1,525,000	1,558,901
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	200,000	215,204
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	192,213
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	542,186
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	396,795
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	222,424
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (a)	150,000	169,881
Tallahassee
Energy System RB Series 2018	5.00%	10/01/34 (a)	2,000,000	2,255,020
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	566,490
17
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	867,918
				40,318,747
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	321,234
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	439,700
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	224,732
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	229,054
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (a)	6,000,000	6,833,580
				8,048,300
HAWAII 0.8%
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	630,000	638,070
Honolulu
GO Bonds Series 2017A	5.00%	09/01/32 (a)	750,000	882,660
Univ of Hawaii
Univ RB Series 2017B	3.00%	10/01/27	1,000,000	1,011,650
Univ RB Series 2017B	3.00%	10/01/28 (a)	1,000,000	1,004,960
Univ RB Series 2017D	3.00%	10/01/27	500,000	505,825
Univ RB Series 2017D	3.00%	10/01/28 (a)	1,000,000	1,004,960
				5,048,125
IDAHO 1.0%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,224,538
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (b)(f)	1,535,000	1,578,717
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (b)(f)	1,835,000	1,972,093
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (b)(f)	745,000	810,828
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	382,200
General RB Series 2014	5.00%	04/01/24 (a)	200,000	222,150
General RB Series 2014	5.00%	04/01/26 (a)	300,000	331,740
				6,522,266
ILLINOIS 4.7%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	534,050
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,947,605
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,130,640
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,997,135
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,250,931
OHare PFC Refunding RB Series 2010D	5.00%	01/01/19 (b)	750,000	771,885
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(b)	4,950,000	5,420,052
18
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,465,473
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,901,275
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	788,879
RB (Riverside Health) Series 2016	4.00%	11/15/34 (a)	1,000,000	996,330
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	659,508
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,040,150
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,436,693
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	270,730
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	504,909
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	806,407
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	455,568
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,477,547
				29,855,767
INDIANA 1.2%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	134,750
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	350,397
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	422,176
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	765,667
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	2,014,064
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,000,000
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,034,110
RB (Valparaiso Univ) Series 2017	5.00%	10/01/27	1,035,000	1,215,649
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	975,949
				7,912,762
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(c)	570,000	613,457
KANSAS 1.7%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	161,301
Butler Cnty USD #385
GO Refunding Bonds Series 2017	4.00%	09/01/27	1,000,000	1,107,380
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/25	250,000	289,710
GO Bonds Series 2017	5.00%	09/01/26	250,000	292,365
GO Bonds Series 2017	5.00%	09/01/27	450,000	529,187
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	996,521
GO Bonds Series 2017	5.00%	09/01/37 (a)	435,000	491,841
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,469,664
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,379,851
19
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	412,009
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	437,596
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	478,276
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	481,988
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	270,200
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	527,125
Johnson Cnty USD #512
GO Refunding Bonds Series 2016B	5.00%	10/01/25	500,000	590,365
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	128,087
				11,043,466
KENTUCKY 1.2%
Kentucky
COP 2015	4.00%	06/15/24	400,000	432,752
COP 2015	5.00%	06/15/25	400,000	460,464
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	760,590
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,296,890
Kentucky Turnpike Auth
Economic Development Road RB Series 2017A	5.00%	07/01/26	4,000,000	4,711,480
				7,662,176
LOUISIANA 1.3%
Louisiana Public Facilities Auth
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/18 (e)	500,000	492,105
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (e)	750,000	716,633
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	256,600
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	874,592
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	395,710
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	900,000	1,055,628
Refunding RB Series 2017	4.00%	08/01/20	1,315,000	1,384,300
Refunding RB Series 2017	4.00%	08/01/21	500,000	534,030
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	713,209
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	726,110
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	588,071
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	436,876
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	277,690
				8,451,554
MARYLAND 1.8%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	784,335
Water RB Series 2013A	5.00%	07/01/20	150,000	161,618
Water RB Series 2013A	5.00%	07/01/21	450,000	496,643
20
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Frederick Cnty
GO Refunding Bonds Series 2017A	5.00%	02/01/28	2,600,000	3,167,580
GO Refunding Bonds Series 2017A	5.00%	02/01/30	1,500,000	1,828,905
GO Refunding Bonds Series 2017B	5.00%	08/01/28	500,000	612,430
GO Refunding Bonds Series 2017B	5.00%	08/01/30	325,000	397,618
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	135,000	144,397
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,120,830
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	1,500,000	1,538,880
GO Bonds Series 2017A	3.00%	09/15/28 (a)	1,430,000	1,457,384
				11,710,620
MASSACHUSETTS 1.5%
Martha’s Vineyard Land Bank
Refunding RB Series 2017	5.00%	05/01/29 (a)	200,000	236,048
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	386,080
RB (Boston Medical Center) Series 2017F	5.00%	07/01/29 (a)	350,000	395,633
RB (Boston Medical Center) Series 2017F	5.00%	07/01/30 (a)	750,000	843,945
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (a)	500,000	576,430
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,262,547
RB (Partners Healthcare) Series 2017S	5.00%	07/01/32 (a)	1,200,000	1,390,776
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	490,000	504,249
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	556,540
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	3,270,000	3,406,523
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (c)	230,000	239,290
				9,798,061
MICHIGAN 2.9%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	816,410
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,356,562
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,856,251
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,233,859
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (a)	2,675,000	3,024,569
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	940,000	1,028,802
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	641,230
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	584,536
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	642,073
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	435,804
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,525,000	2,667,915
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	1,785,000	1,884,210
21
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (a)	125,000	139,306
LT GO Bonds Series 2013	5.00%	11/01/23 (a)	150,000	167,055
LT GO Bonds Series 2013	5.00%	11/01/25 (a)	200,000	222,288
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	616,715
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	699,594
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	600,000	624,534
				18,641,713
MINNESOTA 1.3%
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21 (f)	550,000	601,211
GO Refunding Bonds Series 2014A	5.00%	02/01/22 (f)	400,000	446,872
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	303,012
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	514,155
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	627,744
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	423,692
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	927,802
Saint Paul Housing & Redevelopment Auth
Healthcare System RB (Fairview Health) Series 2017A	5.00%	11/15/28 (a)	500,000	583,620
Healthcare System RB (Fairview Health) Series 2017A	5.00%	11/15/29 (a)	400,000	464,704
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19 (f)	640,000	655,110
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (f)	1,000,000	1,091,620
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	239,276
General RB Series 2011D	5.00%	12/01/21	425,000	474,058
General RB Series 2013A	4.00%	02/01/20	545,000	570,501
				7,923,377
MISSISSIPPI 1.4%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	4,250,000	5,193,585
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	750,000	829,493
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,178,980
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	570,000	580,767
				8,782,825
MISSOURI 1.7%
Boone Cnty
Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	403,540
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	520,515
22
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	211,640
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	224,852
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	227,806
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,212,540
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/30 (a)(d)	600,000	682,698
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)(d)	650,000	732,400
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)(d)	350,000	391,423
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,125,990
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,179,633
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	555,440
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	546,640
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,207,176
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,500,000	1,598,715
				10,821,008
MONTANA 0.3%
Lewis & Clark Cnty SD #1
GO Bonds Series 2017	4.00%	07/01/21	825,000	880,638
GO Bonds Series 2017	5.00%	07/01/22	920,000	1,031,486
				1,912,124
NEBRASKA 1.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28 (b)	6,000,000	6,010,740
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (a)	20,000	20,000
S/F Housing RB Series 2013C	2.50%	03/01/35 (a)	490,000	491,617
S/F Housing RB Series 2013E	3.00%	03/01/43 (a)	210,000	211,346
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	2,235,000	2,327,037
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	257,360
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/33 (a)	190,000	200,005
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	264,518
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	290,282
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	525,300
				10,598,205
NEVADA 1.7%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,284,253
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/18	455,000	461,925
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	536,490
23
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	686,526
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	696,258
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/18 (b)	1,770,000	1,791,789
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (b)	5,375,000	5,439,554
				10,896,795
NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	187,889
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (a)(c)	400,000	424,676
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	465,000	479,885
				1,092,450
NEW JERSEY 3.3%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	223,668
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	338,424
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	285,780
Cranbury Township
GO Refunding Bonds	4.00%	12/01/18	400,000	407,876
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	414,608
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	375,541
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	388,024
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	360,621
Refunding Bonds Series 2016	4.00%	07/15/24	300,000	330,612
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	263,237
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,052,522
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	686,086
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	545,975
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	473,737
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	504,798
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	540,921
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	521,669
Refunding RB Series 2012	4.00%	12/01/21	355,000	381,834
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	194,328
Refunding COP Series 2011	4.00%	06/15/21	205,000	218,309
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	484,818
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	741,567
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,149,284
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	727,827
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	672,569
24
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	87,461
Montclair Township
School Refunding Bonds Series 2016B	4.00%	10/01/28 (a)	150,000	164,723
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	715,462
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	714,592
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (c)	2,250,000	2,365,132
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (a)	1,765,000	1,763,129
New Jersey Turnpike Auth
Turnpike RB Series 2017E	5.00%	01/01/32 (a)	1,615,000	1,876,210
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	511,530
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	580,346
				21,063,220
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,127,889
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	383,888
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	109,893
Santa Fe Gross Receipts Tax RB
Gross Receipt Tax Revenue & Refunding RB Series 2012A	4.00%	06/01/18	660,000	664,468
				3,286,138
NEW YORK 5.6%
Build NYC Resource Corp
RB (Manhattan College) Series 2017	5.00%	08/01/27	200,000	235,642
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	290,583
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	341,964
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	217,998
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	524,935
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	313,899
GO Refunding Bonds Series 2016	3.00%	07/15/25	605,000	634,385
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	214,135
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	130,323
Monroe Cnty IDA
RB (Nazareth College) Series 2017A	5.00%	10/01/32 (a)	385,000	431,319
RB (Nazareth College) Series 2017A	4.00%	10/01/47 (a)	650,000	636,500
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	225,702
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	545,380
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	601,345
25
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	482,311
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,132,360
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	281,233
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,352,424
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,670,000	2,982,790
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,272,746
Go Bonds Series 2018E-1	5.25%	03/01/34 (a)(d)	2,000,000	2,385,160
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	922,347
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	214,978
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(b)	5,535,000	5,996,121
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,112,884
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	530,192
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	80,971
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,431,417
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	530,725
General RB Series I	5.00%	01/01/21	1,000,000	1,088,770
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	822,880
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,600,225
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	450,864
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	880,268
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	266,235
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,146,010
				35,308,021
NORTH CAROLINA 1.8%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,620,707
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,591,445
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	410,000	417,347
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (b)	5,000,000	5,526,700
				11,156,199
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	655,600
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	430,313
				1,085,913
26
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OHIO 2.1%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/27	1,330,000	1,564,678
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,143,690
Hospital Facilities Refunding RB (UC Health) Series 2017	4.00%	11/15/34 (a)	750,000	765,713
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,265,011
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	2,029,642
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,024,360
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	561,635
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	569,195
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,130,750
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,109,625
General Receipts Bonds Series 2011B	5.00%	06/01/30 (a)(c)	805,000	888,559
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	372,187
				13,425,045
OKLAHOMA 0.6%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,397,322
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (a)	1,070,000	1,232,918
Lease RB Series 2014A	4.00%	06/01/27 (a)	1,235,000	1,317,164
				3,947,404
OREGON 5.0%
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (a)	200,000	228,202
Clackamas CCD
GO Bonds Series 2017B	5.00%	06/15/35 (a)	500,000	580,505
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (f)	600,000	625,128
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	316,315
Refunding Water RB Series 2016	5.00%	08/01/28 (a)	100,000	118,030
Refunding Water RB Series 2016	5.00%	08/01/29 (a)	200,000	234,082
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,749,394
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,181,460
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	99,631
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	562,770
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	398,398
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	452,417
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (a)	200,000	231,430
27
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	1,000,000	431,690
GO Bonds Series 2018A	0.00%	06/15/40 (a)(e)(f)	1,000,000	390,200
GO Bonds Series 2018A	0.00%	06/15/41 (a)(e)(f)	1,565,000	581,820
GO Bonds Series 2018A	0.00%	06/15/42 (a)(e)(f)	1,270,000	450,202
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	412,902
GO Bonds Series 2018B	5.00%	06/15/33 (a)(f)	250,000	293,718
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	877,538
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (a)	1,000,000	1,137,290
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,214,500
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,398,712
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (a)	1,500,000	1,734,585
RB Series 2017A	4.00%	07/01/46 (a)	1,760,000	1,802,662
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (a)	340,000	375,904
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	364,337
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	413,445
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,270,454
Sherwood SD #88J
GO Bonds Series 2018A	0.00%	06/15/36 (a)(e)(f)	4,645,000	2,243,349
GO Bonds Series 2018A	0.00%	06/15/37 (a)(e)(f)	3,195,000	1,466,154
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	2,350,000	1,027,490
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,572,356
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (a)	1,290,000	1,326,597
				31,563,667
PENNSYLVANIA 2.0%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,512,284
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,885,000	3,049,820
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,182,767
RB (Cabrini Univ) Series 2017	5.00%	07/01/25	1,125,000	1,252,451
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	822,700
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,648,156
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (a)	175,000	201,241
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	95,204
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,021,140
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,150,817
				12,936,580
28
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	1,240,000	1,280,213
SOUTH CAROLINA 1.4%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	106,284
Refunding RB Series 2010B	5.00%	03/01/23	445,000	506,143
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	2,455,000	2,490,082
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,097,500
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	890,112
Lexington Cnty Health Services District
Hospital Refunding RB (Lexington Medical Center) Series 2017	4.00%	11/01/32 (a)	250,000	261,418
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)	2,620,000	2,607,345
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,151,210
				9,110,094
SOUTH DAKOTA 0.5%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	299,994
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	502,035
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	168,783
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	02/01/23	150,000	170,057
LT Capital Outlay Refunding Certificates Series 2017C	3.00%	08/01/28 (a)	1,570,000	1,569,969
South Dakota Building Auth
RB Series 2011	4.00%	06/01/21 (a)	55,000	56,471
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2015	5.00%	11/01/27 (a)	250,000	286,762
RB (Sanford Health) Series 2015	5.00%	11/01/28 (a)	250,000	285,652
				3,339,723
TENNESSEE 0.7%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	501,300
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	673,830
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,063,278
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,144,460
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	107,030
				4,489,898
TEXAS 10.8%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(c)(f)	3,650,000	3,891,995
29
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	320,000	371,952
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (f)	250,000	293,368
Bryan
Electric System Refunding RB Series 2017	5.00%	07/01/29 (a)	395,000	460,613
Electric System Refunding RB Series 2017	5.00%	07/01/30 (a)	1,250,000	1,451,000
Castleberry ISD
ULT GO Refunding Bonds Series 2018	5.00%	02/15/26 (f)	1,710,000	2,013,867
ULT GO Refunding Bonds Series 2018	5.00%	02/15/27 (f)	1,000,000	1,189,700
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(c)	780,000	819,429
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,253,076
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,709,073
Clifton Higher Education Finance Corp
Education Refunding RB (Idea Public Schools) Series 2017	5.00%	08/15/26 (f)	750,000	881,438
Education Refunding RB (Idea Public Schools) Series 2017	5.00%	08/15/27 (f)	1,000,000	1,185,240
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (b)	695,000	712,173
Corpus Cristi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(f)	1,000,000	1,005,140
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,539,844
Airport RB Series 2014C	5.00%	11/01/22	250,000	282,043
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,295,000	1,402,278
Deer Park ISD
ULT GO Bonds Series 2018	5.00%	08/15/32 (a)(d)(f)	550,000	638,132
ULT GO Bonds Series 2018	5.00%	08/15/33 (a)(d)(f)	730,000	844,011
ULT GO Bonds Series 2018	5.00%	08/15/34 (a)(d)(f)	600,000	694,194
ULT GO Bonds Series 2018	5.00%	08/15/35 (a)(d)(f)	1,000,000	1,145,710
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(f)	1,775,000	1,775,071
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	1,020,666
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	454,208
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	583,060
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/32 (a)	700,000	813,274
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (g)	380,000	380,000
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(f)	1,525,000	1,526,845
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,735,265
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	230,676
La Joya ISD
ULT Refunding Bonds Series 2017	4.00%	02/15/27 (f)	3,290,000	3,661,309
30
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (f)	250,000	251,718
ULT GO Bonds Series 2014A	4.00%	08/15/20 (f)	745,000	786,727
ULT GO Bonds Series 2014A	4.00%	08/15/22 (f)	950,000	1,030,133
ULT GO Bonds Series 2014A	4.00%	08/15/23 (f)	950,000	1,038,939
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,882,947
Mansfield ISD
ULT GO School Building Bonds Series 2012	2.50%	08/01/42 (a)(f)	2,500,000	2,542,700
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	899,861
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (f)	150,000	156,953
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,161,750
Hospital RB (Childrens Health System of Texas) Series 2017A	4.00%	08/15/34 (a)	1,500,000	1,563,585
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	553,635
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (e)(f)	660,000	650,793
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,894,249
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (f)	600,000	689,442
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (f)	1,000,000	1,163,330
Plano
GO Refunding Bond Series 2011	5.00%	09/01/21	650,000	719,264
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	197,118
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(c)(f)	90,000	97,444
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	389,052
San Antonio
Jr Lien RB Series 2015B	2.00%	02/01/33 (a)	3,000,000	2,995,650
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	521,865
Sherman ISD
ULT GO Series 2018B	3.00%	08/01/48 (a)(d)(f)	2,175,000	2,233,768
Sienna Plantation Levee Improvement District
ULT GO Refunding Bonds Series 2014	4.00%	09/01/24 (a)	500,000	533,250
Spring ISD
ULT Refunding Bonds	5.00%	08/15/23 (f)	720,000	823,450
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (f)	195,000	201,544
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	112,992
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	131,138
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(f)	400,000	413,580
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (f)	710,000	805,296
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	310,000	321,017
31
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	163,742
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,000,000
Trinity River Auth
Regional Wastewater System Revenue & Refunding Bonds Series 2017	3.00%	08/01/26	2,935,000	3,041,159
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,092,520
				69,025,261
UTAH 0.9%
Granite SD
GO Refunding Bonds Series 2017B	5.00%	06/01/21 (f)	1,000,000	1,104,130
GO Refunding Bonds Series 2017B	5.00%	06/01/22 (f)	800,000	902,456
GO Refunding Bonds Series 2017B	5.00%	06/01/23 (f)	800,000	917,240
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	661,648
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,263,863
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (a)	1,055,000	1,059,515
				5,908,852
VERMONT 0.4%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	1,330,000	1,373,278
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,295,000	1,373,840
				2,747,118
VIRGINIA 0.8%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (b)	455,000	464,805
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (b)(f)	825,000	842,003
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	246,913
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	1,400,000	1,501,374
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (a)	125,000	129,101
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	765,000	824,838
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	865,000	967,572
				4,976,606
WASHINGTON 2.9%
Adams Cnty Public Hospital District #2
ULT GO Bonds 2014	5.13%	12/01/44 (a)	3,660,000	3,824,078
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,013,000
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,080,145
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	798,785
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (f)	650,000	732,531
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	67,209
ULT GO Bonds 2013	5.00%	12/01/23 (f)	390,000	446,148
Snohomish Cnty SD #4 Lake Stevens
ULT GO Bonds Series 2017	5.00%	12/01/28 (a)(f)	580,000	684,852
ULT GO Bonds Series 2017	5.00%	12/01/30 (a)(f)	500,000	587,270
ULT GO Bonds Series 2017	5.00%	12/01/31 (a)(f)	500,000	585,495
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (a)	2,750,000	2,997,968
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (f)	2,390,000	2,453,861
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	780,015
ULT GO Bonds 2013	5.00%	12/01/20	720,000	770,054
ULT GO Bonds 2013	5.00%	12/01/22	460,000	508,121
				18,329,532
WISCONSIN 1.9%
Appleton
GO Promissory Note Series 2017	3.00%	04/01/26 (a)	695,000	711,506
GO Promissory Notes Series 2017	3.00%	04/01/25	1,480,000	1,527,730
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	650,992
COP Series 2014B	5.00%	09/01/21 (a)	200,000	217,920
Wisconsin Health & Educational Facilities Auth
RB (Beloit College) Series 2016	5.00%	07/01/36 (a)	615,000	663,597
RB (Beloit College) Series 2016	5.00%	07/01/39 (a)	1,540,000	1,653,714
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18 (c)	75,000	75,995
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/29 (a)	1,290,000	1,437,486
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,104,990
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,129,161
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	277,595
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,180,244
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,158,970
				11,789,900
Total Fixed-Rate Obligations
(Cost $584,759,938)				593,745,649

Variable-Rate Obligations 6.3% of net assets
CALIFORNIA 1.7%
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.47%	12/01/27 (a)	6,000,000	6,007,980
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.46%	12/01/35 (a)	5,000,000	5,004,800
				11,012,780
MICHIGAN 0.6%
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	1.25%	04/01/33 (a)	4,000,000	4,001,320
NEW YORK 2.2%
New York City
GO Bonds Fiscal 2012 Series D-3A	1.12%	10/01/39 (a)(f)(h)	8,100,000	8,100,000
GO Bonds Fiscal 2017 Series A5	1.20%	08/01/44 (a)(f)(h)	4,600,000	4,600,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2	1.11%	06/15/38 (a)(f)(h)	1,000,000	1,000,000
				13,700,000
OREGON 1.2%
Beaverton SD #48J
GO Bonds Series 2017D	0.00%	06/15/35 (a)(f)(i)	2,500,000	2,834,450
GO Bonds Series 2017D	0.00%	06/15/36 (a)(f)(i)	2,500,000	2,827,950
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	306,486
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	269,001
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	266,637
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	309,981
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	460,543
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	308,616
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	360,247
				7,943,911
UTAH 0.4%
Murray
Hospital RB (IHC Health Services) Series 2003D	1.12%	05/15/36 (a)(h)	2,800,000	2,800,000
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WYOMING 0.2%
Uinta Cnty
Refunding RB (Chevron USA) Series 1993	1.12%	08/15/20 (a)(h)	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $40,203,919)				40,458,011
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Refunded bond.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $380,000 or 0.1% of net assets.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$593,745,649	$—	$593,745,649
Variable-Rate Obligations[1]	—	40,458,011	—	40,458,011
Total	$—	$634,203,660	$—	$634,203,660
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $624,963,857)		$634,203,660
Cash		2,642,641
Receivables:
Investments sold		3,788,085
Interest		6,070,046
Fund shares sold		886,617
Prepaid expenses	+	23,585
Total assets		647,614,634
Liabilities
Payables:
Investments bought - Delayed-delivery		9,759,291
Investment adviser and administrator fees		100,611
Shareholder service fees		119,087
Distributions to shareholders		540,190
Fund shares redeemed		474,631
Accrued expenses	+	82,236
Total liabilities		11,076,046
Net Assets
Total assets		647,614,634
Total liabilities	–	11,076,046
Net assets		$636,538,588
Net Assets by Source
Capital received from investors		629,934,213
Net investment income not yet distributed		43,540
Net realized capital losses		(2,678,968)
Net unrealized capital appreciation		9,239,803

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$636,538,588		55,272,418		$11.52

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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$9,151,915
Expenses
Investment adviser and administrator fees		910,633
Shareholder service fees		777,132
Portfolio accounting fees		55,545
Professional fees		29,138
Registration fees		20,208
Shareholder reports		18,401
Independent trustees’ fees		7,459
Transfer agent fees		7,402
Custodian fees		6,940
Interest expense		1,309
Other expenses	+	5,076
Total expenses		1,839,243
Expense reduction by CSIM and its affiliates	–	251,962
Net expenses	–	1,587,281
Net investment income		7,564,634
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,275,381
Net change in unrealized appreciation (depreciation) on investments	+	(18,027,837)
Net realized and unrealized losses		(16,752,456)
Decrease in net assets resulting from operations		($9,187,822)
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$7,564,634	$15,361,279
Net realized gains (losses)		1,275,381	(3,978,393)
Net change in unrealized appreciation (depreciation)	+	(18,027,837)	(8,856,631)
Increase (decrease) in net assets from operations		(9,187,822)	2,526,255
Distributions to Shareholders
Distributions from net investment income		(7,562,146)	(15,335,326)
Distributions from net realized gains	+	—	(5,693,321)
Total distributions		($7,562,146)	($21,028,647)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,368,385	$86,130,721	16,767,675	$194,750,361
Shares reinvested		379,463	4,421,189	1,083,426	12,589,523
Shares redeemed	+	(8,885,149)	(103,823,554)	(19,766,536)	(229,845,856)
Net transactions in fund shares		(1,137,301)	($13,271,644)	(1,915,435)	($22,505,972)
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,409,719	$666,560,200	58,325,154	$707,568,564
Total increase (decrease)	+	(1,137,301)	(30,021,612)	(1,915,435)	(41,008,364)
End of period		55,272,418	$636,538,588	56,409,719	$666,560,200
Net investment income not yet distributed			$43,540		$41,052
38
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$11.96	$12.30	$11.97	$12.19	$11.49	$12.31
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.28 [1]	0.27 [1]	0.27 [1]	0.29	0.30
Net realized and unrealized gains (losses)	(0.30)	(0.25)	0.40	(0.00) [2]	0.70	(0.59)
Total from investment operations	(0.16)	0.03	0.67	0.27	0.99	(0.29)
Less distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized gains	—	(0.09)	(0.07)	(0.22)	—	(0.23)
Total distributions	(0.14)	(0.37)	(0.34)	(0.49)	(0.29)	(0.53)
Net asset value at end of period	$11.66	$11.96	$12.30	$11.97	$12.19	$11.49
Total return	(1.34%) [3]	0.36%	5.64%	2.22%	8.74%	(2.49%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.60% [4]	0.59%	0.60%	0.60%	0.60%	0.59%
Net investment income (loss)	2.39% [4]	2.38%	2.23%	2.25%	2.47%	2.46%
Portfolio turnover rate	24% [3]	64%	38% [5]	77%	107%	118%
Net assets, end of period (x 1,000,000)	$407	$427	$466	$421	$426	$395

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
39
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 91.8% of net assets
CALIFORNIA 91.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)	2,205,000	2,306,143
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)	235,000	258,187
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	574,228
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	165,000	192,996
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	262,247
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	550,330
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,160,000	2,456,482
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/18	415,000	417,818
Refunding RB Series 2015	3.00%	09/02/19	530,000	538,268
Refunding RB Series 2015	4.00%	09/02/20	445,000	467,041
Refunding RB Series 2015	5.00%	09/02/21	270,000	299,084
Refunding RB Series 2015	5.00%	09/02/22	595,000	671,178
Refunding RB Series 2015	5.00%	09/02/23	625,000	715,887
Refunding RB Series 2015	5.00%	09/02/25	690,000	807,307
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,100,240
Water System RB Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,360,033
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	115,456
Lease RB Series 2014A	5.00%	05/01/22	375,000	421,159
Lease RB Series 2014A	5.00%	05/01/23	500,000	571,385
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,159,300
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (b)	750,000	879,187
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,043,091
Bay Area Toll Auth
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	502,005
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	655,000	520,090
GO Bonds Series 2017	0.00%	08/01/34 (b)(c)	8,060,000	4,356,994
40
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California
GO Bonds	5.63%	05/01/18 (b)	25,000	25,090
GO Bonds	5.00%	09/01/18	3,000,000	3,056,340
GO Bonds	5.50%	04/01/19	950,000	992,037
GO Bonds	5.00%	11/01/19	2,425,000	2,566,377
GO Bonds	5.00%	09/01/20	2,560,000	2,778,138
GO Bonds	5.00%	11/01/24 (b)	750,000	816,022
GO Bonds	5.00%	09/01/25 (b)	2,315,000	2,668,338
GO Bonds	5.00%	11/01/25 (b)	255,000	277,448
GO Bonds	3.00%	12/01/32 (b)	3,200,000	3,261,056
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,502,805
GO Bonds	6.00%	11/01/35 (b)	4,190,000	4,502,909
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,719,895
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,215,020
GO Bonds Series CQ	4.00%	12/01/47 (b)	5,000,000	5,336,350
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,423,744
GO Refunding Bonds	5.00%	09/01/26	2,750,000	3,296,645
GO Refunding Bonds	5.00%	08/01/30 (b)	5,000,000	5,900,100
GO Refunding Bonds	5.25%	10/01/32 (b)	1,960,000	2,189,810
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,319,620
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	773,302
California Educational Facilities Auth
RB (Santa Clara Univ) Series 2017B	5.00%	04/01/32 (b)	675,000	793,921
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	2,000,000	2,396,160
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	680,000	694,538
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)	145,000	155,391
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	200,463
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	362,206
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)	125,000	128,530
RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	276,340
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	781,200
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,106,260
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	189,641
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	420,938
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	114,144
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	230,378
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	915,704
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)	200,000	226,200
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	908,214
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,886,904
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18 (d)	775,000	779,541
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (d)	245,000	263,838
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	499,178
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)	750,000	783,120
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)	670,000	731,727
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	950,000	1,063,363
Refunding RB (Segerstrom Center for the Arts) Series 2017	5.00%	01/01/28	2,000,000	2,390,960
41
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	290,720
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	381,206
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	402,434
California Municipal Finance Auth
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,172,760
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	644,832
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,072,840
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	356,893
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,025,180
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (b)	520,000	619,393
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	427,241
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	418,978
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,197,113
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (b)	1,450,000	1,671,676
Refunding RB (Eisenhower Medicial Center) Series 2017B	5.00%	07/01/27	600,000	697,008
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	295,625
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	673,164
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	291,558
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	289,993
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	266,663
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	445,395
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	470,399
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,082,110
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)	1,000,000	1,130,270
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,129,680
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,118,900
Lease RB Series 2012A	5.00%	04/01/23 (b)	1,850,000	2,081,879
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,454,349
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,171,990
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,514,025
Lease Refunding RB Series 2017H	5.00%	04/01/32 (b)	1,000,000	1,166,570
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	295,817
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	319,623
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	213,950
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	186,531
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (b)	590,000	654,682
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	358,173
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	101,677
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	207,814
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	108,499
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	900,888
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	782,180
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (d)	870,000	879,570
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	955,719
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	156,459
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	132,903
42
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	635,159
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,411,137
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	330,726
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	493,887
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	603,861
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	447,664
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(d)	1,300,000	1,571,466
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	107,596
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	81,273
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	127,565
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	526,803
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,251,415
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	577,970
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	730,129
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,195,000	3,627,827
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	302,050
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (b)	500,000	602,045
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	599,595
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	898,170
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	138,074
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,083,322
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	380,000	437,912
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	277,340
GO Refunding Bonds Series 2014B	5.00%	08/01/23	1,645,000	1,894,267
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	211,309
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	316,863
Discovery Bay Public Financing Auth
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/25	225,000	269,289
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/26	240,000	290,436
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/27	250,000	304,728
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	551,541
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	505,000	459,712
El Dorado Irrigation District
Refunding RB Series 2014A	5.00%	03/01/19	85,000	88,114
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/21	450,000	497,628
Special Tax RB Series 2015	5.00%	09/01/22	450,000	507,375
Special Tax RB Series 2015	5.00%	09/01/23	775,000	887,646
43
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Emery USD
GO Refunding Bonds Series 2017	5.00%	08/01/31 (b)	1,235,000	1,467,452
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	295,960
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	134,884
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	908,504
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,040,877
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	315,342
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	996,446
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,663,049
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,392,837
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,001,759
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	240,000	267,425
Refunding COP Series 2014A	5.00%	12/01/22	375,000	425,149
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,148,610
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	945,389
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	873,250
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	819,802
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	848,902
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	464,800
Refunding Bonds Series 2017	5.00%	04/01/26	265,000	310,657
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	206,910
Refunding Bonds Series 2017	5.00%	04/01/28 (b)	230,000	270,521
Refunding Bonds Series 2017	5.00%	04/01/29 (b)	275,000	321,764
Refunding Bonds Series 2017	5.00%	04/01/32 (b)	1,100,000	1,271,820
Refunding Bonds Series 2017	5.00%	04/01/34 (b)	1,215,000	1,394,383
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,199,945
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)(d)	1,000,000	1,087,320
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	755,277
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/24	785,000	916,307
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/26	645,000	770,981
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/28 (b)	730,000	870,072
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/32 (b)	2,790,000	3,249,597
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	113,567
GO RB Series 2014	5.00%	07/15/24	150,000	176,391
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	196,158
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18 (d)	425,000	435,782
44
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,851,508
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,236,056
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,450,387
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	591,370
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	596,370
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (b)	1,085,000	1,250,018
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	498,798
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	594,896
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,264,504
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,471,369
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,170,670
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,746,420
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,521,568
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (b)	820,000	959,072
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	468,221
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	350,000	371,424
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	425,000	458,044
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,103,062
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,950,000	5,330,160
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (b)	1,500,000	1,763,145
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	151,038
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	480,722
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)	1,545,000	1,644,807
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	840,823
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,623,520
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	3,880,000	4,493,738
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	845,962
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,150,380
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	32,165
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,422,419
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	242,576
45
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,678,447
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,107,230
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,009,417
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	741,474
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,250,766
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	2,986,509
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,243,953
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	529,425
Lynwood USD
GO Bonds Series 2012D1	0.00%	08/01/41 (b)(c)	2,175,000	808,795
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,542,277
Malibu
COP Series 2009A	4.00%	07/01/18 (d)	75,000	75,702
COP Series 2009A	5.00%	07/01/20 (b)(d)	75,000	78,587
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	681,984
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	209,264
Moraga
COP 2013	4.00%	04/01/18	120,000	120,272
COP 2013	4.00%	04/01/25 (b)	145,000	157,989
COP 2013	5.00%	04/01/26 (b)	310,000	352,141
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,126,422
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	919,990
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	440,303
RB Series 2011A	5.00%	08/01/20	200,000	215,888
RB Series 2011A	5.00%	08/01/21	550,000	607,629
RB Series 2011A	5.75%	08/01/40 (b)	700,000	783,979
Mt. Diablo USD Community Facilities District #1
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	439,481
Special Tax Refunding Bonds Series 2016	5.00%	08/01/24	375,000	441,409
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,335,515
Norco Successor Community RDA
Refunding Bonds Series 2017A	4.00%	03/01/23	750,000	817,635
Refunding Bonds Series 2017A	4.00%	03/01/25	720,000	795,262
Norwalk La Mirada USD
GO Refunding Bonds 2017B	5.00%	08/01/44 (b)	2,540,000	2,902,356
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,131,790
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	715,592
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	390,000	452,033
46
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	506,420
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,204,665
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,055,097
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	567,815
GO Bonds Series 2015A	5.00%	08/01/23	700,000	809,956
GO Bonds Series 2015A	5.00%	08/01/24	600,000	705,864
GO Bonds Series 2015A	5.00%	08/01/25	150,000	178,923
GO Bonds Series 2016A	4.00%	08/01/36 (b)	1,000,000	1,046,550
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,324,100
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	754,599
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	701,592
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	266,105
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	450,000	499,244
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,146,020
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,038,942
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,578,609
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,716,674
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,946,226
Pacifica
Refunding COP 2016	5.00%	01/01/24	250,000	286,775
Wastewater RB Series 2017	5.00%	10/01/32 (b)	1,030,000	1,206,017
Palm Desert Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/27 (b)	600,000	716,862
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	350,000	411,047
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	2,958,300
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	542,160
GO Bonds Series 2006D	5.00%	08/01/30 (b)	500,000	598,700
GO Bonds Series 2006D	5.00%	08/01/31 (b)	400,000	477,120
Palomar Health
Refunding RB Series 2016	4.00%	11/01/18	530,000	536,137
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	700,000	822,115
Pasadena USD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (b)	2,000,000	2,105,080
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	350,000	426,937
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	800,000	954,640
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/29 (b)	735,000	880,089
Refunding GO Bonds Series 2017	5.00%	08/01/30 (b)	770,000	916,331
Refunding GO Bonds Series 2017	5.00%	08/01/31 (b)	815,000	965,425
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	535,000	619,781
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)	1,000,000	502,590
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	548,985
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	637,432
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	679,924
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	480,389
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	807,320
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)(d)	710,000	828,229
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,419,948
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	345,243
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,112,360
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,096,770
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	75,941
San Bruno Public Finance Auth
Wastewater RB Series 2017	4.00%	07/01/21	470,000	506,754
Wastewater RB Series 2017	5.00%	07/01/31 (b)	740,000	876,175
Wastewater RB Series 2017	5.00%	07/01/32 (b)	775,000	913,423
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,675,000	1,862,265
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	813,950
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	638,297
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	410,137
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,161,990
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	258,104
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,003,340
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	948,339
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	807,722
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,379,880
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	581,265
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	337,974
Refunding RB Series 2013A	5.00%	09/01/23	550,000	629,942
Refunding RB Series 2013A	5.00%	09/01/25 (b)	945,000	1,077,102
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (b)(c)	1,090,000	620,406
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,017,366
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,453,245
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	501,853
Refunding RB Series 2012A	5.00%	05/01/26 (b)	290,000	324,707
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	300,000	349,152
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,643,422
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,577,450
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	479,267
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	200,000	234,108
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	426,054
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	453,968
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	305,000	353,446
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	496,087
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,392,787
GO Bonds Series 2017	5.00%	08/01/35 (b)	1,640,000	1,889,788
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,062,631
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	143,629
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	314,610
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	383,523
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	390,796
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	113,997
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	440,000	502,225
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	60,000	70,403
GO Bonds Series B	5.00%	08/01/31 (b)	625,000	753,462
GO Bonds Series B	5.00%	08/01/32 (b)	790,000	949,201
GO Bonds Series B	5.00%	08/01/33 (b)	300,000	358,953
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,035,244
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	138,535
Lease RB Series 2014	5.00%	08/01/22	165,000	186,556
Lease RB Series 2014	3.00%	08/01/24	175,000	183,437
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	203,590
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	190,890
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	368,154
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)(d)	900,000	972,594
Santa Margarita Community Facilities Water District #99-1
Special Tax Refunding Bonds Series 2017A	5.00%	09/01/29 (b)	1,000,000	1,186,020
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	1,570,000	1,727,738
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	110,000	124,500
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	78,788
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	90,000	106,610
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	246,721
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,342,723
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	500,000
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	535,025
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (b)(c)	200,000	111,446
GO Bonds Series 2012B	0.00%	08/01/34 (b)(c)	250,000	132,620
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	126,510
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	208,188
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	4,505,000	4,822,783
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	454,112
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,560,654
Refunding RB (Magnolia Power) Series 2017-1	2.00%	07/01/36 (b)	1,000,000	1,009,990
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	687,752
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	721,915
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	755,426
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	791,025
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (b)	895,000	934,344
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)	950,000	1,085,935
Univ of California
General RB Series 2011AB	3.00%	05/15/18	565,000	567,045
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,296,070
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	100,771
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	104,289
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	935,487
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,897,035
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)(d)	1,875,000	2,117,850
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,336,284
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	379,056
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	538,650
GO Refunding Bonds Series 2016B	5.00%	08/01/27 (b)	390,000	459,030
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	515,000	601,922
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	687,683
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	733,400
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	70,480
Revenue COP Series 2011	5.00%	06/01/20	275,000	296,502
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	145,000
Water RB Series 2011	4.15%	03/01/19	130,000	133,463
Water RB Series 2011	4.65%	03/01/21	115,000	124,803
Total Fixed-Rate Obligations
(Cost $363,658,235)				373,229,769

Variable-Rate Obligations 6.3% of net assets
CALIFORNIA 6.3%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	1.99%	04/01/45 (b)	5,000,000	5,084,350
Toll Bridge RB Series 2007A1
(SIFMA Municipal Swap Index + 0.70%)	1.79%	04/01/47 (b)	1,000,000	1,003,950
California
GO Bonds Series 2004A4	0.77%	05/01/34 (a)(b)(e)	3,900,000	3,900,000
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.47%	12/01/27 (b)	9,000,000	9,011,970
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 0.90%)	1.99%	05/01/18 (b)	1,000,000	1,000,240
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.24%	05/01/20 (b)	1,000,000	1,014,000
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.46%	12/01/35 (b)	3,000,000	3,002,880
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	0.86%	07/01/34 (a)(b)(e)	1,600,000	1,600,000
Total Variable-Rate Obligations
(Cost $25,481,294)				25,617,390
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
RDA —	Redevelopment agency
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$373,229,769	$—	$373,229,769
Variable-Rate Obligations[1]	—	25,617,390	—	25,617,390
Total	$—	$398,847,159	$—	$398,847,159
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $389,139,529)		$398,847,159
Cash		2,803,356
Receivables:
Investments sold		663,159
Interest		4,445,904
Fund shares sold		568,992
Prepaid expenses	+	12,846
Total assets		407,341,416
Liabilities
Payables:
Investment adviser and administrator fees		61,093
Shareholder service fees		74,649
Distributions to shareholders		351,056
Fund shares redeemed		54,289
Accrued expenses	+	62,131
Total liabilities		603,218
Net Assets
Total assets		407,341,416
Total liabilities	–	603,218
Net assets		$406,738,198
Net Assets by Source
Capital received from investors		399,404,687
Distributions in excess of net investment income		(5,430)
Net realized capital losses		(2,368,689)
Net unrealized capital appreciation		9,707,630

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$406,738,198		34,893,681		$11.66

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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Interest		$6,009,119
Expenses
Investment adviser and administrator fees		625,732
Shareholder service fees		506,893
Portfolio accounting fees		44,335
Professional fees		28,526
Registration fees		11,339
Shareholder reports		8,017
Independent trustees’ fees		6,548
Custodian fees		4,632
Transfer agent fees		3,724
Interest expense		1,412
Other expenses	+	3,012
Total expenses		1,244,170
Expense reduction by CSIM and its affiliates	–	220,977
Net expenses	–	1,023,193
Net investment income		4,985,926
Realized and Unrealized Gains (Losses)
Net realized gains on investments		881,996
Net change in unrealized appreciation (depreciation) on investments	+	(11,619,094)
Net realized and unrealized losses		(10,737,098)
Decrease in net assets resulting from operations		($5,751,172)
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$4,985,926	$10,309,939
Net realized gains (losses)		881,996	(3,214,548)
Net change in unrealized appreciation (depreciation)	+	(11,619,094)	(7,051,881)
Increase (decrease) in net assets from operations		(5,751,172)	43,510
Distributions to Shareholders
Distributions from net investment income		(4,985,593)	(10,309,116)
Distributions from net realized gains	+	—	(3,343,791)
Total distributions		($4,985,593)	($13,652,907)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,294,788	$38,997,225	9,363,462	$110,070,878
Shares reinvested		250,087	2,950,541	698,760	8,218,812
Shares redeemed	+	(4,340,464)	(51,305,254)	(12,285,344)	(144,123,848)
Net transactions in fund shares		(795,589)	($9,357,488)	(2,223,122)	($25,834,158)
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,689,270	$426,832,451	37,912,392	$466,276,006
Total decrease	+	(795,589)	(20,094,253)	(2,223,122)	(39,443,555)
End of period		34,893,681	$406,738,198	35,689,270	$426,832,451
Distributions in excess of net investment income			($5,430)		($5,763)
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab® U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab 1000 Index® Fund
Schwab GNMA Fund™	Schwab Global Real Estate Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.
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Financial Notes, unaudited (continued)

3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objectives. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High Yield Risk. High-yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. Currently, the only type of derivatives certain funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause the fund to realize higher amounts of short-term capital
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the funds to become a commodity pool, which would require the fund to comply with certain CFTC rules.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For the period ended February 28, 2018, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.28%
Schwab California Tax-Free Bond Fund	0.30%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which terminates on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount of any fund borrowings. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2018, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$226,044,345	$251,446,194
Schwab California Tax-Free Bond Fund	101,714,676	122,942,489
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of February 28, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Tax cost	$624,943,518	$389,147,399
Gross unrealized appreciation	$12,948,597	$10,999,538
Gross unrealized depreciation	(3,688,455)	(1,299,778)
Net unrealized appreciation (depreciation)	$9,260,142	$9,699,760
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
No expiration	$3,972,205	$—
Total	$3,972,205	$—
As of August 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Bloomberg Barclays Municipal Bond Index.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Notes

Notes

Schwab Tax-Free Bond Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-21
00207769

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: April 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: April 16, 2018